UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

______________________________________________

PFM Multi-manager series trust

_____________________________________________________________________________

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

______________________________________________________________________________

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

PFM MULTI-MANAGER SERIES TRUST
ANNUAL REPORT
SEPTEMBER 30, 2018

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at http://www.sec.gov, or (iv) at the SEC’s public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) for the period ended September 30, 2018. This marks the first Annual Shareholder Report for the Trust. While the series of the Trust (the “Funds”) began operations on December 29, 2017, subscriptions to the Funds only recently commenced as of May 15, 2018. With the investment strategy of each Fund now fully implemented, we believe the sub-advised, multi-manager approach to investing in the three distinct asset classes of the Trust will serve our investors’ needs in building successful long-term portfolios.
Economic Update and Outlook
In step with 2017, the global economy entered 2018 on a strong footing, with synchronized growth across all major regions. However, as the year progressed, global economic growth began to slow and discrepancies began to appear. The U.S. economy, helped by tax cuts and reform, some deregulation and rising business confidence, began to decouple from both developed markets and emerging markets and continued to grow above its recent trend. Capital markets continued their strong performance in January, but as valuations became stretched, both equities and credit markets experienced a pullback. Both investment-grade and high yield spreads became more volatile. After a strong January, U.S. equities fell in February and experienced their first correction in two years. Despite the volatility in economic growth and capital markets, the labor market continued to improve, with the unemployment rate continuing to trend lower. While inflation began to firm after many years of subdued inflation, the consumer price index (“CPI”) and core CPI remained well behaved and close to the Federal Reserve’s target.
The Federal Reserve (“Fed”) continued on its interest rate path and has guided for further increase in 2019. As a result of the Fed raising short-term rates, the yield curve flattened. Many investors are questioning whether the flattening yield curve is the precursor to an impending recession in 2019. The concern is that the economy will slow in 2019 as the impacts from tax cuts and fiscal stimulus moderate, but the Fed has indicated interest rates will continue to rise into 2019 and possibly beyond. Currently, we do not believe that the yield curve is predicting a recession, but the shape of the yield curve is something we will continue to watch in 2019.
Non-U.S. economies experienced some relative weakness relative to the U.S. The Eurozone, which had showed signs of improvements in 2017, began to report disappointing economic data and GDP growth slowed. Japan, which had reported the longest string of quarterly growth since the 1990s, also saw moderating economic growth. While developed market economies and capital markets showed some turbulence in 2018, emerging markets took the most significant hits. Investors sold emerging market assets as they refocused their attention on the potential risks from rising trade tensions, a strengthening U.S. dollar and rising U.S. interest rates. Emerging Market equities underperformed both U.S. and non-U.S. developed markets, while emerging market currencies weakened to multi-year lows.
For 2019, we expect economic growth to continue in both the U.S. and internationally, but the pace of growth may be slowing due to a variety of economic, political and monetary risks. In Europe, Britain and the rest of the European Union (“EU”) face rising risks from Brexit. The Eurozone faces rising political risk from far right political parties that question some of the basic rules of the EU. While Germany was able to form a coalition government after its last election, the coalition remains fragile due to disagreements over refugee policies. Japan raised its consumption tax from 5% to 8% in 2014 and was expected to increase it to 10%, but delayed the second increase after the economy slowed. It now plans to increase it in October 2019. It is uncertain what impact this will have on the economy and consumer spending. China is facing rising debt and slowing economic growth. We expect China to introduce more accommodative fiscal policy to spur growth, however, the effects of this action will probably be limited. In addition, trade friction with the U.S. is currently unresolved. While overall fundamentals in emerging market economies are better than they were a few years ago, continuing rising U.S. interest rates and political risk bear watching.
Respectfully,
PFM Asset Management LLC
November 29, 2018
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2018: Champlain Investment Partners LLC, Nuance Investments, LLC, SSGA Funds Management, Inc., and Vaughan Nelson Investment Management, L.P.
The Domestic Equity Fund returned 7.60% since inception, as of September 30, 2018, underperforming the Russell 3000 Index benchmark of 10.57% for the same period. The Domestic Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. This resulted in the Domestic Equity Fund underperforming the Russell 3000 Index benchmark for the first few months of 2018 as the stock markets performed well, with the Russell 3000 Index returning 2.85% during the period the Domestic Equity Fund was in cash equivalents. From mid-May, when the investment strategy was implemented, the Domestic Equity Fund underperformed the Russell 3000 Index benchmark, primarily due to the underweight allocation to the Information Technology sector. This created a drag on performance as the sector delivered strong results for the period.
PFM Multi-Manager Domestic Equity Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Champlain Investment Partners LLC	4.0	24.0	Active U.S. Mid-Cap
Nuance Investments, LLC	9.3	55.2	Active U.S. All-Cap
SSGA Funds Management, Inc.	77.2	459.6	Index Replication
Vaughan Nelson Investment Management, L.P	9.5	56.6	Active U.S. All-Cap
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	1.9
Consumer Discretionary	11.0
Consumer Staples	6.4
Energy	5.1
Financials	14.6
Health Care	15.3
Industrials	11.1
Information Technology	22.7
Materials	3.5
Real Estate	3.3
Utilities	2.4
Cash Equivalents and Other	2.7

PFM Multi-Manager Domestic Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
2   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Cumulative Performance: December 29, 2017(1) through September 30, 2018
Initial Investment of  $10,000
	Total Returns
Performance as of 9/30/2018	Three Month	Since Inception(1)
PFM Multi-Manager Domestic Equity Fund	6.75%	7.60%
Russell 3000 Index(2)	7.12%	10.57%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Russell 3000 Index is a float-adjusted, market-capitalization weighted equity index that encompasses the top 3,000 stocks (ranked by total market capitalization) traded in the U.S. market and represents large, mid and small-cap stocks capturing approximately 99% of the investable universe. The index is based on the FTSE Russell Index Policies and FTSE Russell is the index provider. The index is reconstituted annually on the last Friday in June (based on ranking in May) unless the last Friday is on the 29th or 30th when reconstitution will occur on the previous Friday. The index is also reviewed on the third Friday of March, September and December for quarterly share changes, free float updates and IPO additions. As of September 30, 2018, the index consisted of 3,024 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2018   3

PFM Multi-Manager International Equity Fund Review
The PFM Multi-Manager International Equity Fund (“International Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2018: Aristotle Capital Management, LLC, JO Hambro Capital Management, Lazard Asset Management LLC, and SSGA Funds Management, Inc.
The International Equity Fund returned -3.10% since inception, as of September 30, 2018, performing in line with the MSCI All Country World ex-U.S. Index benchmark of  -3.09% for the same period. The International Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy in mid-May 2018. This resulted in the International Equity Fund underperforming the MSCI All Country World ex-U.S. Index benchmark for the first few months of 2018 as the stock markets performed well, with the MSCI All Country World ex-U.S. Index returning 0.69% during the period the International Equity Fund was in cash equivalents.
As the investment strategy began to take shape, the International Equity Fund performed well vs. its benchmark, driven by a combination of stock selection as well as allocations to specific sectors and countries/regions. The largest positive contribution came from strong stock selection and underweight positioning in emerging Asia. Stock selection in Canada also added to results for the period. In contrast, stock selection in Latin America detracted from results. At the sector level, selection in Consumer Discretionary added most to results for the period, with selection in Consumer Staples aiding as well, though to a lesser extent. However, stock selection in the Energy sector weighed on results, as did the International Equity Fund’s underweight allocation to Energy, as it was amongst the top performing sectors for the period.
PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Capital Management, LLC	10.5	33.0	Active International Developed Markets
JO Hambro Capital Management	14.9	46.9	Active International Small-Cap
Lazard Asset Management LLC	30.0	94.4	Active Total International Markets
SSGA Funds Management, Inc.	44.6	140.0	Index Replication
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex-UK	35.8
UK	12.4
Pacific ex-Japan	7.2
Japan	16.0
North America	6.6
EM Europe, Middle East & Africa	2.6
EM Asia	12.3
EM Latin America	2.1
Cash Equivalents and Other	5.0
Sector Diversification	%
Communication Services	8.7
Consumer Discretionary	12.7
Consumer Staples	19.4
Diversified	0.3
Energy	6.0
Financials	20.0
Industrials	13.6
Information Technology	6.1
Materials	6.4
Utilities	1.8
Cash Equivalents and Other	5.0

PFM Multi-Manager International Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
4   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Cumulative Performance: December 29, 2017(1) through September 30, 2018
Initial Investment of  $10,000
	Total Returns
Performance as of 9/30/2018	Three Month	Since Inception(1)
PFM Multi-Manager International Equity Fund	0.73%	-3.10%
MSCI All Country World ex-U.S. Index(2)	0.71%	-3.09%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging markets countries. The index covers approximately the top 85% by market capitalization of the global equity opportunity set outside the United States. The index is based on the MSCI Global Investable Market Indexes Methodology and MSCI Inc. is the index provider. The index is reviewed quarterly (February, May, August and November). During the May and November semi-annual index reviews, the index is rebalanced and the large and mid-capitalization cutoff points are recalculated. As of September 30, 2018, the index consisted of 2,166 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2018   5

PFM Multi-Manager Fixed-Income Fund Review
The PFM Multi-Manager Fixed-Income Fund (“Fixed-Income Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund utilized the following sub-advisers as of September 30, 2018: Brown Brothers Harriman & Co., Nomura Corporate Research and Asset Management Inc., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC.
The Fixed-Income Fund returned 1.27% since inception, as of September 30, 2018, outperforming the Bloomberg Barclays U.S. Aggregate Index benchmark of  -1.60% for the same period. The Fixed-Income Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. This resulted in the Fixed-Income Fund outperforming the Bloomberg Barclays U.S. Aggregate Index benchmark for the first few months of 2018 as bond markets retreated, with the Bloomberg Barclays U.S. Aggregate Index down -2.19% during the period the Fixed-Income Fund was in cash equivalents. As the investment strategy began to take shape, the Fixed-Income Fund continued to outperform due to its allocation to high yield investments and overall lower duration versus the benchmark, with the latter being a result of a dedicated structured fixed income allocation. The two core fixed income strategy sub-advisers performance has been additive since their initial investments were made.
PFM Multi-Manager Fixed-Income Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	9.9	49.0	Securitized Assets
Nomura Corporate Research and Asset Management Inc.	15.0	73.6	High Yield
PineBridge Investments LLC	14.8	72.6	Investment Grade Credit
PGIM, Inc.	30.5	149.9	Investment Grade Core
Teachers Advisors, LLC	29.8	146.8	Investment Grade Core
PFM Multi-Manager Fixed-Income Fund Profile
Sector Diversification	%
Asset-Backed Securities	13.0
Bank Loans	0.1
Commercial Mortgage-Backed Securities	9.3
Corporate Bonds	48.3
Foreign Corporate Bonds	1.2
Foreign Government Agencies	0.5
Foreign Government Obligations	0.8
Municipal Bonds	2.0
Supranational Bonds	1.9
U.S. Government Agencies	10.5
U.S. Government Obligations	10.2
Cash Equivalents and Other	2.2
Credit Quality Diversification	%
AAA	39.8
AA	7.7
A	14.3
BBB	21.9
BB	6.6
B	6.4
Below B	1.9
Cash & Not Rated	1.3

Note: Due to rounding, Diversification % column does not add up to 100%.

PFM Multi-Manager Fixed-Income Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
6   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Cumulative Performance: December 29, 2017(1) through September 30, 2018
Initial Investment of  $10,000
	Total Returns
Performance as of 9/30/2018	Three Month	Since Inception(1)
PFM Multi-Manager Fixed-Income Fund	0.61%	1.27%
Bloomberg Barclays U.S. Aggregate Index(2)	0.02%	-1.60%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related, corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). To be included issues must have at least one year until final maturity and a minimum par amount outstanding that varies based on sector. For each index, Bloomberg maintains two universes of securities: the Returns (Backward) and the Projected (Forward) Universes. The composition of the Returns Universe is rebalanced at each month-end and represents the fixed set of bonds on which index returns are calculated for the next month. The Projected Universe is a forward-looking projection that changes daily to reflect issues dropping out of and entering the index but is not used for return calculations. On the last business day of the month (the rebalancing date), the composition of the latest Projected Universe becomes the Returns Universe for the following month. As of September 30, 2018, the index consisted of 10,133 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2018   7

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 97.3%
COMMUNICATION SERVICES – 1.9%
AT&T, Inc.	195,569	$6,567,197
ATN International, Inc.	100	7,388
Boingo Wireless, Inc.(a)	400	13,960
CenturyLink, Inc.	14,300	303,160
Cincinnati Bell, Inc.(a)	563	8,980
Cogent Communications Holdings, Inc.	500	27,900
Consolidated Communications Holdings, Inc.	700	9,128
Frontier Communications Corp.	900	5,841
Intelsat S.A.(a)	400	12,000
Iridium Communications, Inc.(a)	1,000	22,500
ORBCOMM, Inc.(a)	800	8,688
Shenandoah Telecommunications Co.	500	19,375
Sprint Corp.(a)	12,000	78,480
T-Mobile US, Inc.(a)	4,800	336,864
Telephone & Data Systems, Inc.	1,900	57,817
United States Cellular Corp.(a)	200	8,956
Verizon Communications, Inc.	63,500	3,390,265
Vonage Holdings Corp.(a)	3,900	55,224
Windstream Holdings, Inc.(a)	420	2,058
Zayo Group Holdings, Inc.(a)	3,400	118,048
Total Communication Services		11,053,829
CONSUMER DISCRETIONARY – 11.0%
1-800-Flowers.com, Inc., Class A(a)	300	3,540
Aaron’s, Inc.	1,000	54,460
Abercrombie & Fitch Co., Class A	800	16,896
Acushnet Holdings Corp.	400	10,972
Adient PLC	1,600	62,896
Adtalem Global Education, Inc.(a)	1,100	53,020
Advance Auto Parts, Inc.	3,300	555,489
Amazon.com, Inc.(a)	6,220	12,458,660
AMC Entertainment Holdings, Inc., Class A	600	12,300
AMC Networks, Inc., Class A(a)	600	39,804
America’s Car-Mart, Inc.(a)	100	7,820
American Axle & Manufacturing Holdings, Inc.(a)	2,400	41,856
American Eagle Outfitters, Inc.	3,000	74,490
American Outdoor Brands Corp.(a)	600	9,318
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
American Public Education, Inc.(a)	200	$6,610
Aptiv PLC	4,200	352,380
Aramark	3,900	167,778
Asbury Automotive Group, Inc.(a)	200	13,750
Ascena Retail Group, Inc.(a)	2,000	9,140
At Home Group, Inc.(a)	600	18,918
Autoliv, Inc.	2,933	254,232
AutoNation, Inc.(a)	700	29,085
AutoZone, Inc.(a)	400	310,280
Barnes & Noble, Inc.	700	4,060
Beazer Homes USA, Inc.(a)	400	4,200
Bed Bath & Beyond, Inc.	1,600	24,000
Belmond Ltd., Class A(a)	1,000	18,250
Best Buy Co., Inc.	3,700	293,632
Big Lots, Inc.	500	20,895
BJ’s Restaurants, Inc.	200	14,440
Bloomin’ Brands, Inc.	1,000	19,790
Bojangles’, Inc.(a)	200	3,140
Booking Holdings, Inc.(a)	730	1,448,320
Boot Barn Holdings, Inc.(a)	200	5,682
BorgWarner, Inc.	3,400	145,452
Boyd Gaming Corp.	1,000	33,850
Bright Horizons Family Solutions, Inc.(a)	900	106,056
Brinker International, Inc.	500	23,365
Brunswick Corp.	1,300	87,126
Buckle, Inc. (The)	300	6,915
Burlington Stores, Inc.(a)	1,100	179,212
Cable One, Inc.	100	88,361
Caesars Entertainment Corp.(a)	8,500	87,125
Caleres, Inc.	500	17,930
Callaway Golf Co.	1,100	26,719
Camping World Holdings, Inc., Class A	400	8,528
Career Education Corp.(a)	800	11,944
CarMax, Inc.(a)	2,700	201,609
Carnival Corp.	6,300	401,751
Carriage Services, Inc.	200	4,310
Carrols Restaurant Group, Inc.(a)	400	5,840
Carter’s, Inc.	800	78,880
Carvana Co.(a)	700	41,363
Cato Corp. (The), Class A	300	6,306
Cavco Industries, Inc.(a)	100	25,300
CBS Corp., Class B, NVDR	4,900	281,505
Central European Media Enterprises Ltd., Class A(a)	900	3,375

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Century Communities, Inc.(a)	200	$5,250
Charter Communications, Inc., Class A(a)	2,700	879,876
Cheesecake Factory, Inc. (The)	500	26,770
Chegg, Inc.(a)	1,500	42,645
Chico’s FAS, Inc.	1,500	13,005
Children’s Place, Inc. (The)	200	25,560
Chipotle Mexican Grill, Inc.(a)	400	181,808
Choice Hotels International, Inc.	700	58,310
Churchill Downs, Inc.	200	55,540
Chuy’s Holdings, Inc.(a)	200	5,250
Cinemark Holdings, Inc.	1,800	72,360
Citi Trends, Inc.	200	5,754
Columbia Sportswear Co.	600	55,842
Comcast Corp., Class A	70,200	2,485,782
Conn’s, Inc.(a)	200	7,070
Cooper Tire & Rubber Co.	600	16,980
Cooper-Standard Holdings, Inc.(a)	200	23,996
Core-Mark Holding Co., Inc.	500	16,980
Cracker Barrel Old Country Store, Inc.	300	44,139
Crocs, Inc.(a)	800	17,032
Culp, Inc.	100	2,420
Dana, Inc.	1,700	31,739
Darden Restaurants, Inc.	1,900	211,261
Dave & Buster’s Entertainment, Inc.(a)	500	33,110
Deckers Outdoor Corp.(a)	400	47,432
Del Frisco’s Restaurant Group, Inc.(a)	200	1,660
Del Taco Restaurants, Inc.(a)	400	4,724
Denny’s Corp.(a)	700	10,304
Dick’s Sporting Goods, Inc.	1,600	56,768
Dillard’s, Inc., Class A	200	15,268
Dine Brands Global, Inc.	200	16,262
Discovery, Inc.(a)	5,700	168,606
Discovery, Inc., Class A(a)	2,600	83,200
DISH Network Corp., Class A(a)	3,700	132,312
Dollar General Corp.	4,200	459,060
Dollar Tree, Inc.(a)	3,700	301,735
Domino’s Pizza, Inc.	700	206,360
Dorman Products, Inc.(a)	300	23,076
DR Horton, Inc.	5,100	215,118
Drive Shack, Inc.(a)	700	4,172
DSW, Inc., Class A	800	27,104
Dunkin’ Brands Group, Inc.	1,200	88,464
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Eldorado Resorts, Inc.(a)	900	$43,740
Emerald Expositions Events, Inc.	200	3,296
Entercom Communications Corp., Class A	1,500	11,850
Entravision Communications Corp., Class A	800	3,920
Eros International PLC(a)	400	4,820
Ethan Allen Interiors, Inc.	300	6,225
EW Scripps Co. (The), Class A	700	11,550
Expedia Group, Inc.	1,800	234,864
Express, Inc.(a)	900	9,954
Extended Stay America, Inc., UNIT	3,300	66,759
Fiesta Restaurant Group, Inc.(a)	300	8,025
Five Below, Inc.(a)	900	117,054
Flexsteel Industries, Inc.	100	2,974
Floor & Decor Holdings, Inc., Class A(a)	800	24,136
Foot Locker, Inc.	1,900	96,862
Ford Motor Co.	58,600	542,050
Fossil Group, Inc.(a)	500	11,640
Fox Factory Holding Corp.(a)	700	49,035
G-III Apparel Group Ltd.(a)	500	24,095
GameStop Corp., Class A	1,100	16,797
Gannett Co., Inc.	1,300	13,013
Gap, Inc. (The)	3,300	95,205
Garmin Ltd.	1,700	119,085
GCI Liberty, Inc., Class A(a)	1,600	81,600
General Motors Co.	20,300	683,501
Genesco, Inc.(a)	200	9,420
Gentex Corp.	4,000	85,840
Gentherm, Inc.(a)	400	18,180
Genuine Parts Co.	2,200	218,680
Golden Entertainment, Inc.(a)	200	4,802
Goodyear Tire & Rubber Co. (The)	3,400	79,526
GoPro, Inc., Class A(a)	1,200	8,640
Graham Holdings Co., Class B	70	40,551
Grand Canyon Education, Inc.(a)	800	90,240
Gray Television, Inc.(a)	900	15,750
Green Brick Partners, Inc.(a)	300	3,030
Group 1 Automotive, Inc.	200	12,980
Groupon, Inc.(a)	6,300	23,751
Guess?, Inc.	700	15,820
H&R Block, Inc.	3,000	77,250
Hanesbrands, Inc.	5,100	93,993

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   9

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Harley-Davidson, Inc.	2,800	$126,840
Hasbro, Inc.	1,800	189,216
Haverty Furniture Cos., Inc.	200	4,420
Helen of Troy Ltd.(a)	500	65,450
Hibbett Sports, Inc.(a)	200	3,760
Hilton Grand Vacations, Inc.(a)	1,400	46,340
Hilton Worldwide Holdings, Inc.	4,400	355,432
Home Depot, Inc. (The)	31,305	6,484,831
Hooker Furniture Corp.	100	3,380
Houghton Mifflin Harcourt Co.(a)	1,200	8,400
Hudson Ltd., Class A(a)	500	11,280
Hyatt Hotels Corp., Class A	700	55,713
IMAX Corp.(a)	600	15,480
Installed Building Products, Inc.(a)	200	7,800
International Game Technology PLC	1,200	23,700
International Speedway Corp., Class A	300	13,140
Interpublic Group of Cos., Inc. (The)	6,300	144,081
iRobot Corp.(a)	500	54,960
Jack in the Box, Inc.	600	50,298
JC Penney Co., Inc.(a)	3,600	5,976
John Wiley & Sons, Inc., Class A	6,850	415,110
Johnson Outdoors, Inc., Class A	100	9,299
K12, Inc.(a)	400	7,080
KB Home	1,000	23,910
Kohl’s Corp.	2,500	186,375
L Brands, Inc.	3,300	99,990
La-Z-Boy, Inc.	500	15,800
Lands’ End, Inc.(a)	200	3,510
Las Vegas Sands Corp.	5,600	332,248
Laureate Education, Inc., Class A(a)	2,200	33,968
LCI Industries	300	24,840
Lear Corp.	1,000	145,000
Leggett & Platt, Inc.	1,900	83,201
Lennar Corp., Class A	4,500	210,105
Lennar Corp., Class B	200	7,700
LGI Homes, Inc.(a)	200	9,488
Liberty Broadband Corp.(a)	1,500	126,450
Liberty Broadband Corp., Class A(a)	300	25,299
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Liberty Expedia Holdings, Inc., Class A(a)	1,100	$51,744
Liberty Latin America Ltd., Class A(a)	600	12,504
Liberty Latin America Ltd., Class C(a)	1,600	33,008
Liberty Media Corp-Liberty Braves(a)	400	10,900
Liberty Media Corp-Liberty Formula One(a)	3,000	111,570
Liberty Media Corp-Liberty Formula One, Class A(a)	300	10,674
Liberty Media Corp-Liberty SiriusXM(a)	2,500	108,625
Liberty Media Corp-Liberty SiriusXM, Class A(a)	1,500	65,160
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	11,880
Lions Gate Entertainment Corp., Class A	600	14,634
Lions Gate Entertainment Corp., Class B	1,200	27,960
Lithia Motors, Inc., Class A	300	24,498
Live Nation Entertainment, Inc.(a)	2,200	119,834
LKQ Corp.(a)	4,900	155,183
Loral Space & Communications, Inc.(a)	100	4,540
Lowe’s Cos., Inc.	12,500	1,435,250
Lululemon Athletica, Inc.(a)	1,600	259,984
Lumber Liquidators Holdings, Inc.(a)	300	4,647
M/I Homes, Inc.(a)	300	7,179
Macy’s, Inc.	4,800	166,704
Madison Square Garden Co. (The), Class A(a)	300	94,596
Malibu Boats, Inc., Class A(a)	200	10,944
Marcus Corp. (The)	200	8,410
MarineMax, Inc.(a)	200	4,250
Marriott International, Inc., Class A	4,400	580,932
Marriott Vacations Worldwide Corp.	630	70,402
Mattel, Inc.	5,500	86,350
MCBC Holdings, Inc.(a)	200	7,176
McDonald’s Corp.	11,900	1,990,751
MDC Holdings, Inc.	500	14,790
Meredith Corp.	500	25,525
Meritage Homes Corp.(a)	400	15,960
MGM Resorts International	8,200	228,862

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Michael Kors Holdings Ltd.(a)	2,300	$157,688
Michaels Cos., Inc. (The)(a)	1,300	21,099
Modine Manufacturing Co.(a)	600	8,940
Mohawk Industries, Inc.(a)	900	157,815
Monarch Casino & Resort, Inc.(a)	100	4,545
Monro, Inc.	400	27,840
Motorcar Parts of America, Inc.(a)	200	4,690
Movado Group, Inc.	200	8,380
MSG Networks, Inc., Class A(a)	700	18,060
Murphy USA, Inc.(a)	400	34,184
National CineMedia, Inc.	700	7,413
National Vision Holdings, Inc.(a)	1,000	45,140
Nautilus, Inc.(a)	300	4,185
Netflix, Inc.(a)	6,360	2,379,467
New Media Investment Group, Inc.	600	9,414
New York Times Co. (The), Class A	2,400	55,560
Newell Brands, Inc.	7,300	148,190
News Corp., Class A	5,400	71,226
News Corp., Class B	1,400	19,040
Nexstar Media Group, Inc., Class A	800	65,120
NIKE, Inc., Class B	19,300	1,635,096
Nordstrom, Inc.	2,000	119,620
Norwegian Cruise Line Holdings Ltd.(a)	3,100	178,033
Nutrisystem, Inc.	300	11,115
NVR, Inc.(a)	50	123,540
O’Reilly Automotive, Inc.(a)	1,200	416,784
Office Depot, Inc.	5,900	18,939
Ollie’s Bargain Outlet Holdings, Inc.(a)	700	67,270
Omnicom Group, Inc.	3,400	231,268
Overstock.com, Inc.(a)	200	5,540
Oxford Industries, Inc.	200	18,040
Papa John’s International, Inc.	300	15,384
Party City Holdco, Inc.(a)	400	5,420
Penn National Gaming, Inc.(a)	1,000	32,920
Penske Automotive Group, Inc.	400	18,956
PetMed Express, Inc.	200	6,602
PICO Holdings, Inc.(a)	300	3,765
Pinnacle Entertainment, Inc.(a)	600	20,214
Planet Fitness, Inc., Class A(a)	1,600	86,448
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Polaris Industries, Inc.	900	$90,855
Pool Corp.	600	100,128
Potbelly Corp.(a)	300	3,690
PulteGroup, Inc.	4,300	106,511
PVH Corp.	1,200	173,280
Qurate Retail, Inc.(a)	7,200	159,912
Ralph Lauren Corp.	800	110,040
RCI Hospitality Holdings, Inc.	100	2,961
Reading International, Inc., Class A(a)	200	3,160
Red Robin Gourmet Burgers, Inc.(a)	100	4,015
Red Rock Resorts, Inc., Class A	800	21,320
Regis Corp.(a)	400	8,172
Rent-A-Center, Inc.(a)	500	7,190
RH(a)	400	52,404
Roku, Inc.(a)	600	43,818
Ross Stores, Inc.	5,700	564,870
Royal Caribbean Cruises Ltd.	2,500	324,850
Ruth’s Hospitality Group, Inc.	300	9,465
Sally Beauty Holdings, Inc.(a)	15,650	287,803
Scholastic Corp.	300	14,007
Scientific Games Corp., Class A(a)	600	15,240
SeaWorld Entertainment, Inc.(a)	800	25,144
Service Corp. International/US	2,500	110,500
ServiceMaster Global Holdings, Inc.(a)	2,200	136,466
Shake Shack, Inc., Class A(a)	300	18,903
Shutterfly, Inc.(a)	400	26,356
Signet Jewelers Ltd.	1,200	79,116
Sinclair Broadcast Group, Inc., Class A	800	22,680
Sirius XM Holdings, Inc.	22,600	142,832
Six Flags Entertainment Corp.	1,200	83,784
Skechers U.S.A., Inc., Class A(a)	2,400	67,032
Skyline Champion Corp.	900	25,713
Sleep Number Corp.(a)	400	14,712
Sonic Automotive, Inc., Class A	300	5,805
Sonic Corp.	400	17,336
Sotheby’s(a)	400	19,676
Standard Motor Products, Inc.	200	9,844
Starbucks Corp.	20,400	1,159,536
Steven Madden Ltd.	1,100	58,190
Stoneridge, Inc.(a)	300	8,916

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   11

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Strategic Education, Inc.	387	$53,031
Sturm Ruger & Co., Inc.	200	13,810
Superior Industries International, Inc.	300	5,115
Tailored Brands, Inc.	600	15,114
Tapestry, Inc.	4,300	216,161
Target Corp.	8,200	723,322
Taylor Morrison Home Corp., Class A(a)	1,300	23,452
TEGNA, Inc.	2,500	29,900
Tempur Sealy International, Inc.(a)	900	47,610
Tenneco, Inc.	600	25,284
Tesla, Inc.(a)	2,110	558,665
Texas Roadhouse, Inc.	1,200	83,148
Thor Industries, Inc.	900	75,330
Tiffany & Co.	2,000	257,940
Tile Shop Holdings, Inc.	500	3,575
TJX Cos., Inc. (The)	9,500	1,064,190
Toll Brothers, Inc.	2,300	75,969
TopBuild Corp.(a)	400	22,728
Tower International, Inc.	200	6,050
Tractor Supply Co.	7,100	645,248
TRI Pointe Group, Inc.(a)	1,700	21,080
Tribune Media Co., Class A	1,300	49,959
TripAdvisor, Inc.(a)	1,600	81,712
tronc, Inc.(a)	200	3,266
Tupperware Brands Corp.	600	20,070
Twenty-First Century Fox, Inc., Class A	16,200	750,546
Twenty-First Century Fox, Inc., Class B	7,600	348,232
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,400	677,088
Under Armour, Inc., Class A(a)	3,100	65,782
Under Armour, Inc., Class C(a)	3,200	62,272
Unifi, Inc.(a)	200	5,666
Universal Electronics, Inc.(a)	200	7,870
Urban Outfitters, Inc.(a)	1,400	57,260
Vail Resorts, Inc.	600	164,652
VF Corp.	5,000	467,250
Viacom, Inc., Class A	100	3,655
Viacom, Inc., Class B	5,400	182,304
Vista Outdoor, Inc.(a)	700	12,523
Visteon Corp.(a)	400	37,160
Walt Disney Co. (The)	32,300	3,777,162
Wayfair, Inc., Class A(a)	1,000	147,670
Weight Watchers International, Inc.(a)	700	50,393
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Wendy’s Co. (The)	3,300	$56,562
Weyco Group, Inc.	100	3,518
Whirlpool Corp.	1,100	130,625
William Lyon Homes, Class A(a)	400	6,356
Williams-Sonoma, Inc.	1,400	92,008
Wingstop, Inc.	300	20,481
Winnebago Industries, Inc.	400	13,260
Wolverine World Wide, Inc.	1,700	66,385
World Wrestling Entertainment, Inc., Class A	800	77,384
Wyndham Destinations, Inc.	1,300	56,368
Wyndham Hotels & Resorts, Inc.	1,700	94,469
Wynn Resorts Ltd.	1,500	190,590
Yum China Holdings, Inc.	5,500	193,105
Yum! Brands, Inc.	4,900	445,459
ZAGG, Inc.(a)	300	4,425
Zoe’s Kitchen, Inc.(a)	200	2,544
Zumiez, Inc.(a)	200	5,270
Total Consumer Discretionary		65,556,033
CONSUMER STAPLES – 6.4%
Altria Group, Inc.	29,000	1,748,990
Andersons, Inc. (The)	300	11,295
Archer-Daniels-Midland Co.	8,500	427,295
B&G Foods, Inc.	800	21,960
BJ’s Wholesale Club Holdings, Inc.(a)	1,100	29,458
Boston Beer Co., Inc. (The), Class A(a)	100	28,750
Brown-Forman Corp., Class A	600	30,480
Brown-Forman Corp., Class B	9,491	479,770
Bunge Ltd.	2,300	158,033
Cal-Maine Foods, Inc.(a)	10,877	525,359
Calavo Growers, Inc.	200	19,320
Campbell Soup Co.	9,450	346,154
Casey’s General Stores, Inc.	600	77,466
Central Garden & Pet Co.(a)	100	3,604
Central Garden & Pet Co., Class A(a)	400	13,256
Chefs’ Warehouse, Inc. (The)(a)	200	7,270
Church & Dwight Co., Inc.	3,800	225,606
Clorox Co. (The)	3,967	596,676
Coca-Cola Bottling Co. Consolidated	100	18,228
Coca-Cola Co. (The)	58,800	2,715,972
Colgate-Palmolive Co.	13,000	870,350
Conagra Brands, Inc.	5,700	193,629

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
Constellation Brands, Inc., Class A	2,400	$517,488
Costco Wholesale Corp.	6,700	1,573,696
Coty, Inc., Class A	6,600	82,896
Darling Ingredients, Inc.(a)	3,200	61,824
Dean Foods Co.	1,000	7,100
Diageo PLC, ADR	9,517	1,348,273
Edgewell Personal Care Co.(a)	1,100	50,853
elf Beauty, Inc.(a)	200	2,546
Energizer Holdings, Inc.	1,000	58,650
Estee Lauder Cos., Inc. (The), Class A	13,650	1,983,618
Flowers Foods, Inc.	28,050	523,413
Fresh Del Monte Produce, Inc.	400	13,556
Freshpet, Inc.(a)	300	11,010
General Mills, Inc.	9,400	403,448
Hain Celestial Group, Inc. (The)(a)	1,200	32,544
Henkel AG & Co. KGaA, ADR	2,241	237,546
Herbalife Nutrition Ltd.(a)	1,900	103,645
Hershey Co. (The)	2,100	214,200
Hormel Foods Corp.	20,600	811,640
Hostess Brands, Inc.(a)	900	9,963
Ingles Markets, Inc., Class A	200	6,850
Ingredion, Inc.	1,000	104,960
Inter Parfums, Inc.	200	12,890
J&J Snack Foods Corp.	200	30,178
JM Smucker Co. (The)	4,800	492,528
John B Sanfilippo & Son, Inc.	100	7,138
Kellogg Co.	3,900	273,078
Keurig Dr Pepper, Inc.	2,600	60,242
Kimberly-Clark Corp.	5,300	602,292
Kraft Heinz Co. (The)	9,100	501,501
Kroger Co. (The)	12,900	375,519
Lamb Weston Holdings, Inc.	2,200	146,520
Lancaster Colony Corp.	300	44,763
Landec Corp.(a)	300	4,320
McCormick & Co., Inc.	4,950	652,162
Medifast, Inc.	200	44,310
MGP Ingredients, Inc.	100	7,898
Molson Coors Brewing Co., Class B	8,550	525,825
Mondelez International, Inc., Class A	22,000	945,120
Monster Beverage Corp.(a)	6,100	355,508
National Beverage Corp.(a)	100	11,662
Nu Skin Enterprises, Inc., Class A	900	74,178
Oil-Dri Corp. of America	100	3,856
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
PepsiCo, Inc.	21,600	$2,414,880
Performance Food Group Co.(a)	1,800	59,940
Philip Morris International, Inc.	23,800	1,940,652
Pilgrim’s Pride Corp.(a)	600	10,854
Pinnacle Foods, Inc.	2,000	129,620
Post Holdings, Inc.(a)	900	88,236
PriceSmart, Inc.	300	24,285
Primo Water Corp.(a)	300	5,415
Procter & Gamble Co. (The)	38,300	3,187,709
Rite Aid Corp.(a)	12,300	15,744
Sanderson Farms, Inc.	24,997	2,583,940
Seaboard Corp.	3	11,130
Simply Good Foods Co. (The)(a)	900	17,505
SpartanNash Co.	400	8,024
Spectrum Brands Holdings, Inc.	825	61,644
Sprouts Farmers Market, Inc.(a)	2,500	68,525
SUPERVALU, Inc.(a)	400	12,888
Sysco Corp.	10,992	805,164
Tootsie Roll Industries, Inc.	200	5,850
TreeHouse Foods, Inc.(a)	7,650	366,053
Tyson Foods, Inc., Class A	4,500	267,885
United Natural Foods, Inc.(a)	600	17,970
Universal Corp.	300	19,500
US Foods Holding Corp.(a)	3,600	110,952
USANA Health Sciences, Inc.(a)	300	36,165
Vector Group Ltd.	1,155	15,916
Walgreens Boots Alliance, Inc.	12,900	940,410
Walmart, Inc.	30,102	2,826,879
WD-40 Co.	200	34,420
Weis Markets, Inc.	100	4,340
Total Consumer Staples		37,972,623
ENERGY – 5.1%
Abraxas Petroleum Corp.(a)	1,800	4,194
Anadarko Petroleum Corp.	7,900	532,539
Andeavor	2,200	337,700
Antero Resources Corp.(a)	3,900	69,069
Apache Corp.	5,700	271,719
Apergy Corp.(a)	1,500	65,340
Arch Coal, Inc., Class A	200	17,880
Archrock, Inc.	1,500	18,300
Ardmore Shipping Corp.(a)	400	2,600
Baker Hughes a GE Co.	6,400	216,512
Basic Energy Services, Inc.(a)	200	1,998

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   13

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Bonanza Creek Energy, Inc.(a)	200	$5,956
Bristow Group, Inc.(a)	400	4,852
C&J Energy Services, Inc.(a)	600	12,480
Cabot Oil & Gas Corp.	7,300	164,396
Cactus, Inc., Class A(a)	300	11,484
California Resources Corp.(a)	500	24,265
Callon Petroleum Co.(a)	4,100	49,159
Cameco Corp.	161,125	1,836,825
CARBO Ceramics, Inc.(a)	300	2,175
Carrizo Oil & Gas, Inc.(a)	1,900	47,880
Centennial Resource Development, Inc., Class A(a)	2,600	56,810
Cheniere Energy, Inc.(a)	3,700	257,113
Chesapeake Energy Corp.(a)	15,300	68,697
Chevron Corp.	29,100	3,558,348
Cimarex Energy Co.	1,600	148,704
Clean Energy Fuels Corp.(a)	1,600	4,160
CNX Resources Corp.(a)	4,100	58,671
Concho Resources, Inc.(a)	2,968	453,362
ConocoPhillips	18,100	1,400,940
CONSOL Energy, Inc.(a)	300	12,243
Continental Resources, Inc.(a)	1,200	81,936
Covia Holdings Corp.(a)	360	3,229
CVR Energy, Inc.	200	8,044
Delek US Holdings, Inc.	1,400	59,402
Denbury Resources, Inc.(a)	9,100	56,420
Devon Energy Corp.	7,700	307,538
DHT Holdings, Inc.	1,000	4,700
Diamond Offshore Drilling, Inc.(a)	700	14,000
Diamondback Energy, Inc.	1,500	202,785
Dril-Quip, Inc.(a)	400	20,900
Energen Corp.(a)	1,300	112,021
EOG Resources, Inc.	8,800	1,122,616
EQT Corp.	4,100	181,343
Exterran Corp.(a)	400	10,612
Extraction Oil & Gas, Inc.(a)	1,400	15,806
Exxon Mobil Corp.	64,900	5,517,798
Forum Energy Technologies, Inc.(a)	900	9,315
Frank’s International N.V.	600	5,208
Frontline Ltd.(a)	900	5,229
FTS International, Inc.(a)	300	3,537
GasLog Ltd.	500	9,875
Golar LNG Ltd.	1,100	30,580
Green Plains, Inc.	400	6,880
Gulfport Energy Corp.(a)	1,800	18,738
Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Halcon Resources Corp.(a)	1,600	$7,152
Halliburton Co.	13,100	530,943
Helix Energy Solutions Group, Inc.(a)	1,600	15,808
Helmerich & Payne, Inc.	1,800	123,786
Hess Corp.	4,200	300,636
HighPoint Resources Corp.(a)	1,100	5,368
HollyFrontier Corp.	2,700	188,730
International Seaways, Inc.(a)	300	6,006
Jagged Peak Energy, Inc.(a)	700	9,681
Keane Group, Inc.(a)	600	7,422
Kinder Morgan, Inc.	29,200	517,716
KLX Energy Services Holdings, Inc.(a)	360	11,524
Kosmos Energy Ltd.(a)	308,675	2,886,111
Laredo Petroleum, Inc.(a)	1,900	15,523
Liberty Oilfield Services, Inc., Class A(a)	1,300	28,041
Mammoth Energy Services, Inc.(a)	100	2,910
Marathon Oil Corp.	12,600	293,328
Marathon Petroleum Corp.	7,000	559,790
Matador Resources Co.(a)	1,800	59,490
Matrix Service Co.(a)	300	7,395
McDermott International, Inc.(a)	3,100	57,133
Murphy Oil Corp.	2,700	90,018
Nabors Industries Ltd.	4,000	24,640
National Oilwell Varco, Inc.	5,700	245,556
Newfield Exploration Co.(a)	2,800	80,724
Newpark Resources, Inc.(a)	1,000	10,350
Nine Energy Service, Inc.(a)	100	3,058
Noble Corp. PLC(a)	2,800	19,684
Noble Energy, Inc.	7,100	221,449
Nordic American Tankers Ltd.	1,600	3,344
Northern Oil and Gas, Inc.(a)	6,400	25,600
Oasis Petroleum, Inc.(a)	5,000	70,900
Occidental Petroleum Corp.	11,700	961,389
Ocean Rig UDW, Inc., Class A(a)	800	27,696
Oceaneering International, Inc.	2,000	55,200
Oil States International, Inc.(a)	1,300	43,160
ONEOK, Inc.	6,300	427,077
Panhandle Oil and Gas, Inc., Class A	200	3,690
Par Pacific Holdings, Inc.(a)	400	8,160
Parsley Energy, Inc., Class A(a)	3,700	108,225
Patterson-UTI Energy, Inc.	3,600	61,596
PBF Energy, Inc., Class A	1,800	89,838

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
PDC Energy, Inc.(a)	1,100	$53,856
Peabody Energy Corp.	1,100	39,204
Penn Virginia Corp.(a)	200	16,108
Phillips 66	6,400	721,408
Pioneer Energy Services Corp.(a)	900	2,655
Pioneer Natural Resources Co.	2,700	470,313
ProPetro Holding Corp.(a)	700	11,543
QEP Resources, Inc.(a)	2,800	31,696
Range Resources Corp.	3,900	66,261
Renewable Energy Group, Inc.(a)	400	11,520
Resolute Energy Corp.(a)	200	7,562
REX American Resources Corp.(a)	100	7,555
Ring Energy, Inc.(a)	600	5,946
Rowan Cos. PLC, Class A(a)	2,700	50,841
RPC, Inc.	700	10,836
Sanchez Energy Corp.(a)	800	1,840
SandRidge Energy, Inc.(a)	400	4,348
Schlumberger Ltd.	21,400	1,303,688
Scorpio Tankers, Inc.	3,100	6,231
SEACOR Holdings, Inc.(a)	200	9,882
SEACOR Marine Holdings, Inc.(a)	200	4,526
Select Energy Services, Inc., Class A(a)	300	3,552
SemGroup Corp., Class A	800	17,640
Ship Finance International Ltd.	700	9,730
SM Energy Co.	2,100	66,213
Solaris Oilfield Infrastructure, Inc., Class A(a)	200	3,778
Southwestern Energy Co.(a)	11,100	56,721
SRC Energy, Inc.(a)	2,800	24,892
Superior Energy Services, Inc.(a)	1,700	16,558
Talos Energy, Inc.(a)	200	6,564
Targa Resources Corp.	3,400	191,454
Teekay Corp.	700	4,718
Tellurian, Inc.(a)	700	6,279
TETRA Technologies, Inc.(a)	1,300	5,863
Tidewater, Inc.(a)	700	21,833
Transocean Ltd.(a)	6,200	86,490
Ultra Petroleum Corp.(a)	2,200	2,464
Unit Corp.(a)	600	15,636
US Silica Holdings, Inc.	900	16,947
Valero Energy Corp.	6,600	750,750
W&T Offshore, Inc.(a)	1,100	10,604
Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Weatherford International PLC(a)	14,200	$38,482
Whiting Petroleum Corp.(a)	1,300	68,952
WildHorse Resource Development Corp.(a)	600	14,184
Williams Cos., Inc. (The)	18,700	508,453
World Fuel Services Corp.	800	22,144
WPX Energy, Inc.(a)	5,600	112,672
Total Energy		30,662,122
FINANCIALS – 14.6%
1st Source Corp.	200	10,524
Access National Corp.	200	5,422
ACNB Corp.	100	3,720
Affiliated Managers Group, Inc.	900	123,048
Aflac, Inc.	28,372	1,335,470
AG Mortgage Investment Trust, Inc.	300	5,454
AGNC Investment Corp.	6,900	128,547
Alleghany Corp.	240	156,607
Allegiance Bancshares, Inc.(a)	100	4,170
Allstate Corp. (The)	5,400	532,980
Ally Financial, Inc.	6,600	174,570
Ambac Financial Group, Inc.(a)	500	10,210
American Equity Investment Life Holding Co.	1,600	56,576
American Express Co.	10,800	1,150,092
American Financial Group, Inc.	1,200	133,164
American International Group, Inc.	13,800	734,712
American National Bankshares, Inc.	100	3,900
American National Insurance Co.	100	12,929
Ameriprise Financial, Inc.	2,200	324,852
Ameris Bancorp	1,000	45,700
AMERISAFE, Inc.	200	12,390
AmTrust Financial Services, Inc.	1,000	14,520
Annaly Capital Management, Inc.	20,586	210,595
Anworth Mortgage Asset Corp.	1,100	5,093
Aon PLC	3,800	584,364
Apollo Commercial Real Estate Finance, Inc.	2,300	43,401
Arbor Realty Trust, Inc.	1,900	21,812
Arch Capital Group Ltd.(a)	5,700	169,917
Ares Capital Corp.	94,425	1,623,166

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   15

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Ares Commercial Real Estate Corp.	300	$4,191
Argo Group International Holdings Ltd.	400	25,220
Arlington Asset Investment Corp., Class A	300	2,802
ARMOUR Residential REIT, Inc.	500	11,225
Arrow Financial Corp.	103	3,811
Arthur J Gallagher & Co.	10,350	770,454
Artisan Partners Asset Management, Inc., Class A	500	16,200
Aspen Insurance Holdings Ltd.	700	29,260
Associated Banc-Corp	2,500	65,000
Assurant, Inc.	800	86,360
Assured Guaranty Ltd.	1,900	80,237
Athene Holding Ltd., Class A(a)	2,300	118,818
Atlantic Capital Bancshares, Inc.(a)	200	3,350
AXA Equitable Holdings, Inc.(a)	2,000	42,900
Axis Capital Holdings Ltd.	1,200	69,252
Axos Financial, Inc.(a)	700	24,073
B. Riley Financial, Inc.	200	4,530
Banc of California, Inc.	500	9,450
BancFirst Corp.	200	11,990
Banco Latinoamericano de Comercio Exterior S.A.	300	6,276
Bancorp, Inc. (The)(a)	600	5,754
BancorpSouth Bank	1,400	45,780
Bank of America Corp.	142,700	4,203,942
Bank of Hawaii Corp.	800	63,128
Bank of Marin Bancorp	100	8,390
Bank of New York Mellon Corp. (The)	14,000	713,860
Bank of NT Butterfield & Son Ltd. (The)	1,000	51,860
Bank OZK	1,800	68,328
BankFinancial Corp.	200	3,188
BankUnited, Inc.	1,700	60,180
Bankwell Financial Group, Inc.	100	3,136
Banner Corp.	400	24,868
Bar Harbor Bankshares	200	5,744
BB&T Corp.	11,900	577,626
Beneficial Bancorp, Inc.	800	13,520
Berkshire Hathaway, Inc., Class B(a)	42,835	9,171,402
Berkshire Hills Bancorp, Inc.	500	20,350
BGC Partners, Inc., Class A	3,700	43,734
BlackRock, Inc.	1,890	890,814
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Blackstone Mortgage Trust, Inc., Class A	1,500	$50,265
Blue Hills Bancorp, Inc.	300	7,230
BOK Financial Corp.	300	29,184
Boston Private Financial Holdings, Inc.	1,000	13,650
Bridge Bancorp, Inc.	200	6,640
Brighthouse Financial, Inc.(a)	2,000	88,480
BrightSphere Investment Group PLC	900	11,160
Brookline Bancorp, Inc.	900	15,030
Brown & Brown, Inc.	3,300	97,581
Bryn Mawr Bank Corp.	200	9,380
BSB Bancorp, Inc.(a)	100	3,260
Byline Bancorp, Inc.(a)	200	4,540
Cadence BanCorp	1,100	28,732
Camden National Corp.	200	8,688
Cannae Holdings, Inc.(a)	700	14,665
Capital One Financial Corp.	7,400	702,482
Capitol Federal Financial, Inc.	1,500	19,110
Capstead Mortgage Corp.	1,100	8,701
Carolina Financial Corp.	200	7,544
Cathay General Bancorp	1,400	58,016
Cboe Global Markets, Inc.	1,800	172,728
CBTX, Inc.	600	21,324
CenterState Bank Corp.	1,200	33,660
Central Pacific Financial Corp.	300	7,929
Charles Schwab Corp. (The)	18,300	899,445
Chemical Financial Corp.	1,200	64,080
Chimera Investment Corp.	3,400	61,642
Chubb Ltd.	10,892	1,455,607
Cincinnati Financial Corp.	2,300	176,663
CIT Group, Inc.	1,800	92,898
Citigroup, Inc.	61,800	4,433,532
Citizens Financial Group, Inc.	7,200	277,704
Citizens, Inc.(a)	500	4,200
City Holding Co.	200	15,360
CME Group, Inc.	5,200	885,092
CNA Financial Corp.	300	13,695
CNB Financial Corp.	200	5,772
CNO Financial Group, Inc.	3,000	63,660
CoBiz Financial, Inc.	11,748	260,101
Codorus Valley Bancorp, Inc.	100	3,124
Cohen & Steers, Inc.	200	8,122
Colony Credit Real Estate, Inc.	1,200	26,388
Columbia Banking System, Inc.	1,400	54,278
Columbia Financial, Inc.(a)	700	11,690

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Comerica, Inc.	2,600	$234,520
Commerce Bancshares, Inc.	5,300	349,906
Community Bank System, Inc.	1,000	61,070
Community Trust Bancorp, Inc.	200	9,270
ConnectOne Bancorp, Inc.	300	7,125
Cowen, Inc.(a)	300	4,890
Credit Acceptance Corp.(a)	200	87,614
Cullen/Frost Bankers, Inc.	4,000	417,760
Customers Bancorp, Inc.(a)	300	7,059
CVB Financial Corp.	2,300	51,336
Diamond Hill Investment Group, Inc.	100	16,539
Dime Community Bancshares, Inc.	400	7,140
Discover Financial Services	5,300	405,185
Donnelley Financial Solutions, Inc.(a)	400	7,168
Dynex Capital, Inc.	600	3,828
E*TRADE Financial Corp.(a)	4,000	209,560
Eagle Bancorp, Inc.(a)	400	20,240
East West Bancorp, Inc.	2,400	144,888
Eaton Vance Corp.	1,600	84,096
eHealth, Inc.(a)	200	5,652
Employers Holdings, Inc.	400	18,120
Encore Capital Group, Inc.(a)	300	10,755
Enova International, Inc.(a)	400	11,520
Enstar Group Ltd.(a)	200	41,700
Enterprise Bancorp, Inc.	100	3,439
Enterprise Financial Services Corp.	300	15,915
Equity Bancshares, Inc., Class A(a)	100	3,926
Erie Indemnity Co., Class A	300	38,259
Essent Group Ltd.(a)	1,600	70,800
Evans Bancorp, Inc.	100	4,695
Evercore, Inc., Class A	700	70,385
Everest Re Group Ltd.	5,897	1,347,287
Exantas Capital Corp.	300	3,294
EZCORP, Inc., Class A(a)	600	6,420
FactSet Research Systems, Inc.	600	134,226
Farmers & Merchants Bancorp Inc/Archbold	100	4,259
Farmers National Banc Corp.	300	4,590
FB Financial Corp.	100	3,918
FBL Financial Group, Inc., Class A	100	7,525
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
FCB Financial Holdings, Inc., Class A(a)	600	$28,440
Federal Agricultural Mortgage Corp., Class C	100	7,218
Federated Investors, Inc., Class B	1,100	26,532
FGL Holdings(a)	2,000	17,900
Fidelity Southern Corp.	300	7,434
Fifth Third Bancorp	10,200	284,784
Financial Institutions, Inc.	200	6,280
First American Financial Corp.	1,500	77,385
First BanCorp(a)	2,200	20,020
First Bancorp/Southern Pines	300	12,153
First Bancshares, Inc. (The)	100	3,905
First Busey Corp.	500	15,525
First Citizens BancShares, Inc., Class A	100	45,228
First Commonwealth Financial Corp.	1,100	17,754
First Community Bancshares, Inc.	200	6,776
First Connecticut Bancorp Inc/Farmington	200	5,910
First Defiance Financial Corp.	200	6,022
First Financial Bancorp	1,800	53,460
First Financial Bankshares, Inc.	1,100	65,010
First Financial Corp.	100	5,020
First Foundation, Inc.(a)	300	4,686
First Hawaiian, Inc.	1,700	46,172
First Horizon National Corp.	4,500	77,670
First Internet Bancorp	100	3,045
First Interstate BancSystem, Inc., Class A	300	13,440
First Merchants Corp.	900	40,491
First Mid-Illinois Bancshares, Inc.	100	4,033
First Midwest Bancorp, Inc.	1,200	31,908
First of Long Island Corp. (The)	300	6,525
First Republic Bank	2,400	230,400
FirstCash, Inc.	700	57,400
Flagstar Bancorp, Inc.(a)	200	6,294
Flushing Financial Corp.	300	7,320
FNB Corp.	5,400	68,688
FNF Group	4,200	165,270
Focus Financial Partners, Inc., Class A(a)	600	28,476
Franklin Financial Network, Inc.(a)	100	3,910

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   17

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Franklin Resources, Inc.	5,000	$152,050
Fulton Financial Corp.	3,300	54,945
GAIN Capital Holdings, Inc.	400	2,600
Genworth Financial, Inc., Class A(a)	5,800	24,186
German American Bancorp, Inc.	200	7,056
Glacier Bancorp, Inc.	1,200	51,708
Global Indemnity Ltd.	100	3,770
Goldman Sachs Group, Inc. (The)	5,400	1,210,896
Granite Point Mortgage Trust, Inc.	500	9,640
Great Southern Bancorp, Inc.	100	5,535
Great Western Bancorp, Inc.	700	29,533
Green Bancorp, Inc.	300	6,630
Green Dot Corp., Class A(a)	800	71,056
Greenhill & Co., Inc.	300	7,905
Greenlight Capital Re Ltd., Class A(a)	300	3,720
Guaranty Bancorp	300	8,910
Guaranty Bancshares, Inc.	100	3,023
Hamilton Lane, Inc., Class A	200	8,856
Hancock Whitney Corp.	1,500	71,325
Hanmi Financial Corp.	400	9,960
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	12,882
Hanover Insurance Group, Inc. (The)	700	86,359
HarborOne Bancorp, Inc.(a)	200	3,824
Hartford Financial Services Group, Inc. (The)	5,800	289,768
HCI Group, Inc.	100	4,375
Health Insurance Innovations, Inc., Class A(a)	100	6,165
Heartland Financial USA, Inc.	300	17,415
Heritage Commerce Corp.	400	5,968
Heritage Financial Corp.	300	10,545
Heritage Insurance Holdings, Inc.	200	2,964
Hilltop Holdings, Inc.	800	16,136
Home Bancorp, Inc.	100	4,348
Home BancShares, Inc.	3,000	65,700
HomeStreet, Inc.(a)	300	7,950
HomeTrust Bancshares, Inc.(a)	200	5,830
Hope Bancorp, Inc.	1,500	24,255
Horace Mann Educators Corp.	500	22,450
Horizon Bancorp, Inc.	450	8,887
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Houlihan Lokey, Inc.	300	$13,479
Huntington Bancshares, Inc.	17,200	256,624
IBERIABANK Corp.	900	73,215
Independence Holding Co.	100	3,590
Independent Bank Corp.	600	49,560
Independent Bank Corp.	200	4,730
Independent Bank Group, Inc.	200	13,260
Interactive Brokers Group, Inc., Class A	1,100	60,841
Intercontinental Exchange, Inc.	8,700	651,543
International Bancshares Corp.	1,100	49,500
INTL. FCStone, Inc.(a)	200	9,664
Invesco Ltd.	6,400	146,432
Invesco Mortgage Capital, Inc.	1,300	20,566
Investment Technology Group, Inc.	400	8,664
Investors Bancorp, Inc.	4,900	60,123
James River Group Holdings Ltd.	300	12,786
Jefferies Financial Group, Inc.	4,300	94,428
JPMorgan Chase & Co.	51,200	5,777,408
Kearny Financial Corp.	1,200	16,620
Kemper Corp.	923	74,255
KeyCorp	15,700	312,273
Kinsale Capital Group, Inc.	200	12,772
KKR Real Estate Finance Trust, Inc.	200	4,034
Ladder Capital Corp.	900	15,246
Ladenburg Thalmann Financial Services, Inc.	1,200	3,240
Lakeland Bancorp, Inc.	500	9,025
Lakeland Financial Corp.	300	13,944
Lazard Ltd., Class A	1,900	91,447
LegacyTexas Financial Group, Inc.	1,100	46,860
Legg Mason, Inc.	1,000	31,230
LendingClub Corp.(a)	3,700	14,356
LendingTree, Inc.(a)	100	23,010
Lincoln National Corp.	3,300	223,278
Live Oak Bancshares, Inc.	300	8,040
Loews Corp.	4,100	205,943
LPL Financial Holdings, Inc.	1,300	83,863
M&T Bank Corp.	2,200	361,988
Macatawa Bank Corp.	300	3,513
Maiden Holdings Ltd.	800	2,280
Markel Corp.(a)	200	237,698
MarketAxess Holdings, Inc.	600	107,094
Marsh & McLennan Cos., Inc.	7,900	653,488

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
MB Financial, Inc.	1,300	$59,943
MBIA, Inc.(a)	1,000	10,690
Mercantile Bank Corp.	200	6,674
Mercury General Corp.	300	15,048
Meridian Bancorp, Inc.	500	8,500
Meta Financial Group, Inc.	100	8,265
MetLife, Inc.	53,676	2,507,743
MFA Financial, Inc.	7,000	51,450
MGIC Investment Corp.(a)	6,300	83,853
Midland States Bancorp, Inc.	200	6,420
MidWestOne Financial Group, Inc.	100	3,331
Moelis & Co., Class A	900	49,320
Moody’s Corp.	9,675	1,617,660
Morgan Stanley	19,000	884,830
Morningstar, Inc.	1,350	169,965
MSCI, Inc.	1,400	248,374
MutualFirst Financial, Inc.	100	3,685
Nasdaq, Inc.	1,700	145,860
National Bank Holdings Corp., Class A	300	11,295
National Bankshares, Inc.	100	4,545
National Commerce Corp.(a)	100	4,130
National General Holdings Corp.	600	16,104
National Western Life Group, Inc., Class A	100	31,920
Navient Corp.	5,000	67,400
Navigators Group, Inc. (The)	200	13,820
NBT Bancorp, Inc.	500	19,190
Nelnet, Inc., Class A	200	11,434
New Residential Investment Corp.	4,800	85,536
New York Community Bancorp, Inc.	6,800	70,516
New York Mortgage Trust, Inc.	1,300	7,904
Nicolet Bankshares, Inc.(a)	100	5,451
NMI Holdings, Inc., Class A(a)	700	15,855
Northern Trust Corp.	17,038	1,740,091
Northfield Bancorp, Inc.	500	7,960
Northrim BanCorp, Inc.	100	4,155
Northwest Bancshares, Inc.	1,100	19,052
Norwood Financial Corp.	100	3,916
OceanFirst Financial Corp.	500	13,610
Ocwen Financial Corp.(a)	1,200	4,728
OFG Bancorp	500	8,075
Old Line Bancshares, Inc.	100	3,164
Old National Bancorp	2,100	40,530
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Old Republic International Corp.	4,800	$107,424
Old Second Bancorp, Inc.	300	4,635
On Deck Capital, Inc.(a)	600	4,542
OneMain Holdings, Inc.(a)	1,400	47,054
Opus Bank	200	5,480
Orchid Island Capital, Inc.	600	4,350
Origin Bancorp, Inc.	600	22,590
Oritani Financial Corp.	500	7,775
Pacific Premier Bancorp, Inc.(a)	1,000	37,200
PacWest Bancorp	1,900	90,535
Park National Corp.	200	21,112
PCSB Financial Corp.	200	4,068
Peapack Gladstone Financial Corp.	200	6,178
Penns Woods Bancorp, Inc.	100	4,345
PennyMac Financial Services, Inc., Class A(a)	200	4,180
PennyMac Mortgage Investment Trust	700	14,168
People’s United Financial, Inc.	4,900	83,888
People’s Utah Bancorp	200	6,790
Peoples Bancorp of North Carolina, Inc.	100	2,884
Peoples Bancorp, Inc.	200	7,006
Peoples Financial Services Corp.	100	4,240
PHH Corp.(a)	400	4,396
Pinnacle Financial Partners, Inc.	1,000	60,150
Piper Jaffray Cos.	200	15,270
PJT Partners, Inc., Class A	200	10,470
PNC Financial Services Group, Inc. (The)	7,200	980,568
Popular, Inc.	1,700	87,125
PRA Group, Inc.(a)	500	18,000
Preferred Bank	200	11,700
Primerica, Inc.	700	84,385
Principal Financial Group, Inc.	4,500	263,655
ProAssurance Corp.	600	28,170
Progressive Corp. (The)	8,900	632,256
Prosperity Bancshares, Inc.	5,100	353,685
Provident Financial Services, Inc.	700	17,185
Prudential Financial, Inc.	6,400	648,448
QCR Holdings, Inc.	100	4,085
Radian Group, Inc.	4,100	84,747
Raymond James Financial, Inc.	2,000	184,100

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   19

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Ready Capital Corp.	200	$3,330
Redwood Trust, Inc.	900	14,616
Regional Management Corp.(a)	100	2,883
Regions Financial Corp.	16,700	306,445
Reinsurance Group of America, Inc.	14,103	2,038,730
RenaissanceRe Holdings Ltd.	700	93,506
Renasant Corp.	1,000	41,210
Republic Bancorp, Inc., Class A	100	4,610
Republic First Bancorp, Inc.(a)	600	4,290
RLI Corp.	800	62,864
S&P Global, Inc.	3,800	742,482
S&T Bancorp, Inc.	400	17,344
Safety Insurance Group, Inc.	200	17,920
Sandy Spring Bancorp, Inc.	400	15,724
Santander Consumer USA Holdings, Inc.	1,700	34,068
Seacoast Banking Corp. of Florida(a)	500	14,600
SEI Investments Co.	2,200	134,420
Selective Insurance Group, Inc.	1,100	69,850
ServisFirst Bancshares, Inc.	500	19,575
Sierra Bancorp	200	5,780
Signature Bank(a)	900	103,356
Simmons First National Corp., Class A	1,300	38,285
SLM Corp.(a)	7,100	79,165
South State Corp.	700	57,400
Southern First Bancshares, Inc.(a)	100	3,930
Southern Missouri Bancorp, Inc.	100	3,727
Southern National Bancorp of Virginia, Inc.	200	3,240
Southside Bancshares, Inc.	300	10,440
Starwood Property Trust, Inc.	3,700	79,624
State Auto Financial Corp.	200	6,108
State Bank Financial Corp.	400	12,072
State Street Corp.	5,800	485,924
Sterling Bancorp	3,100	68,200
Stewart Information Services Corp.	200	9,002
Stifel Financial Corp.	1,000	51,260
Stock Yards Bancorp, Inc.	200	7,260
SunTrust Banks, Inc.	7,100	474,209
SVB Financial Group(a)	1,180	366,779
Synchrony Financial	11,300	351,204
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Synovus Financial Corp.	1,800	$82,422
T Rowe Price Group, Inc.	3,700	403,966
TCF Financial Corp.	2,700	64,287
TD Ameritrade Holding Corp.	4,400	232,452
Territorial Bancorp, Inc.	100	2,955
Texas Capital Bancshares, Inc.(a)	900	74,385
TFS Financial Corp.	600	9,006
Third Point Reinsurance Ltd.(a)	1,100	14,300
Timberland Bancorp, Inc.	100	3,124
Tompkins Financial Corp.	200	16,238
Torchmark Corp.	1,800	156,042
Towne Bank	700	21,595
TPG RE Finance Trust, Inc.	200	4,004
Travelers Cos., Inc. (The)	20,733	2,689,277
TriCo Bancshares	298	11,509
TriState Capital Holdings, Inc.(a)	300	8,280
Triumph Bancorp, Inc.(a)	200	7,640
Trupanion, Inc.(a)	300	10,719
TrustCo Bank Corp.	1,100	9,350
Trustmark Corp.	800	26,920
Two Harbors Investment Corp.	4,242	63,333
UMB Financial Corp.	23,932	1,696,779
Umpqua Holdings Corp.	3,200	66,560
Union Bankshares Corp.	900	34,677
United Bankshares, Inc.	1,700	61,795
United Community Banks, Inc.	1,100	30,679
United Community Financial Corp.	600	5,802
United Financial Bancorp, Inc.	600	10,098
United Fire Group, Inc.	200	10,154
United Insurance Holdings Corp.	200	4,476
Universal Insurance Holdings, Inc.	400	19,420
Univest Corp. of Pennsylvania	300	7,935
Unum Group	55,442	2,166,119
US Bancorp	23,700	1,251,597
Valley National Bancorp	4,600	51,750
Veritex Holdings, Inc.(a)	200	5,652
Virtu Financial, Inc., Class A	400	8,180
Virtus Investment Partners, Inc.	100	11,375
Voya Financial, Inc.	2,400	119,208
Waddell & Reed Financial, Inc., Class A	900	19,062
Walker & Dunlop, Inc.	300	15,864
Washington Federal, Inc.	1,000	32,000

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Washington Trust Bancorp, Inc.	200	$11,060
Waterstone Financial, Inc.	300	5,145
Webster Financial Corp.	1,500	88,440
Wells Fargo & Co.	66,700	3,505,752
WesBanco, Inc.	605	26,971
West Bancorp, Inc.	200	4,700
Westamerica Bancorp	300	18,048
Western Alliance Bancorp(a)	1,400	79,646
Western Asset Mortgage Capital Corp.	500	5,010
Western New England Bancorp, Inc.	300	3,240
Westwood Holdings Group, Inc.	100	5,174
White Mountains Insurance Group Ltd.	1,501	1,404,741
Willis Towers Watson PLC	2,100	295,974
Wintrust Financial Corp.	800	67,952
WisdomTree Investments, Inc.	1,300	11,024
WMIH Corp.(a)	6,033	8,386
World Acceptance Corp.(a)	100	11,436
WR Berkley Corp.	8,398	671,252
WSFS Financial Corp.	300	14,145
Zions Bancorp	3,100	155,465
Total Financials		86,738,148
HEALTH CARE – 15.3%
Abbott Laboratories	42,549	3,121,395
AbbVie, Inc.	23,300	2,203,714
Abeona Therapeutics, Inc.(a)	300	3,840
ABIOMED, Inc.(a)	670	301,333
Acadia Healthcare Co., Inc.(a)	1,500	52,800
ACADIA Pharmaceuticals, Inc.(a)	1,100	22,836
Accelerate Diagnostics, Inc.(a)	300	6,885
Acceleron Pharma, Inc.(a)	800	45,784
Accuray, Inc.(a)	1,000	4,500
Achaogen, Inc.(a)	400	1,596
Achillion Pharmaceuticals, Inc.(a)	1,600	5,888
Aclaris Therapeutics, Inc.(a)	300	4,356
Acorda Therapeutics, Inc.(a)	500	9,825
Adamas Pharmaceuticals, Inc.(a)	200	4,004
Addus HomeCare Corp.(a)	100	7,015
Aduro Biotech, Inc.(a)	500	3,675
Aerie Pharmaceuticals, Inc.(a)	400	24,620
Aetna, Inc.	4,900	993,965
Agenus, Inc.(a)	900	1,926
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Agilent Technologies, Inc.	5,000	$352,700
Agios Pharmaceuticals, Inc.(a)	900	69,408
Aimmune Therapeutics, Inc.(a)	400	10,912
Akcea Therapeutics, Inc.(a)	200	7,004
Akebia Therapeutics, Inc.(a)	500	4,415
Akorn, Inc.(a)	1,000	12,980
Alder Biopharmaceuticals, Inc.(a)	700	11,655
Alexion Pharmaceuticals, Inc.(a)	3,300	458,733
Align Technology, Inc.(a)	1,200	469,464
Alkermes PLC(a)	2,300	97,612
Allergan PLC	5,200	990,496
Allscripts Healthcare Solutions, Inc.(a)	2,100	29,925
Alnylam Pharmaceuticals, Inc.(a)	1,400	122,528
AMAG Pharmaceuticals, Inc.(a)	400	8,000
Amedisys, Inc.(a)	500	62,480
AmerisourceBergen Corp.	2,400	221,328
Amgen, Inc.	10,000	2,072,900
Amicus Therapeutics, Inc.(a)	3,300	39,897
AMN Healthcare Services, Inc.(a)	900	49,230
Amneal Pharmaceuticals, Inc.(a)	1,900	42,161
Amphastar Pharmaceuticals, Inc.(a)	400	7,696
AnaptysBio, Inc.(a)	200	19,954
AngioDynamics, Inc.(a)	400	8,696
ANI Pharmaceuticals, Inc.(a)	100	5,654
Anika Therapeutics, Inc.(a)	200	8,436
Antares Pharma, Inc.(a)	1,600	5,376
Anthem, Inc.	4,000	1,096,200
Apellis Pharmaceuticals, Inc.(a)	500	8,890
Arena Pharmaceuticals, Inc.(a)	1,100	50,622
Array BioPharma, Inc.(a)	3,700	56,240
Arrowhead Pharmaceuticals, Inc.(a)	1,200	23,004
Assembly Biosciences, Inc.(a)	200	7,428
Assertio Therapeutics, Inc.(a)	700	4,116
Atara Biotherapeutics, Inc.(a)	900	37,215
athenahealth, Inc.(a)	700	93,520
Athenex, Inc.(a)	600	9,324
AtriCure, Inc.(a)	400	14,012
Atrion Corp.	30	20,844
Audentes Therapeutics, Inc.(a)	700	27,713
Avanos Medical, Inc.(a)	900	61,650
AxoGen, Inc.(a)	300	11,055

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   21

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Baxter International, Inc.	7,800	$601,302
Becton Dickinson and Co.	6,087	1,588,707
Bio-Rad Laboratories, Inc., Class A(a)	300	93,897
Bio-Techne Corp.	2,600	530,686
BioCryst Pharmaceuticals, Inc.(a)	1,100	8,393
Biogen, Inc.(a)	3,100	1,095,261
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	15,020
BioMarin Pharmaceutical, Inc.(a)	2,600	252,122
BioScrip, Inc.(a)	1,300	4,030
BioSpecifics Technologies Corp.(a)	100	5,849
BioTelemetry, Inc.(a)	400	25,780
Bluebird Bio, Inc.(a)	800	116,800
Blueprint Medicines Corp.(a)	500	39,030
Boston Scientific Corp.(a)	21,300	820,050
Bristol-Myers Squibb Co.	25,100	1,558,208
Brookdale Senior Living, Inc.(a)	2,100	20,643
Bruker Corp.	1,800	60,210
Cambrex Corp.(a)	400	27,360
Cantel Medical Corp.	500	46,030
Capital Senior Living Corp.(a)	300	2,832
Cara Therapeutics, Inc.(a)	300	7,185
Cardinal Health, Inc.	4,700	253,800
Cardiovascular Systems, Inc.(a)	400	15,656
CareDx, Inc.(a)	1,100	31,735
Catalent, Inc.(a)	10,500	478,275
Catalyst Pharmaceuticals, Inc.(a)	1,000	3,780
Celgene Corp.(a)	11,000	984,390
Centene Corp.(a)	3,100	448,818
Cerner Corp.(a)	30,312	1,952,396
Cerus Corp.(a)	1,500	10,815
Charles River Laboratories International, Inc.(a)	700	94,178
Chemed Corp.	300	95,874
ChemoCentryx, Inc.(a)	300	3,792
Cigna Corp.	3,600	749,700
Clovis Oncology, Inc.(a)	500	14,685
Codexis, Inc.(a)	500	8,575
Coherus Biosciences, Inc.(a)	500	8,250
Collegium Pharmaceutical, Inc.(a)	300	4,422
Community Health Systems, Inc.(a)	1,100	3,806
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Computer Programs & Systems, Inc.	100	$2,685
Concert Pharmaceuticals, Inc.(a)	200	2,968
CONMED Corp.	300	23,766
Cooper Cos., Inc. (The)	2,350	651,302
Corbus Pharmaceuticals Holdings, Inc.(a)	600	4,530
Corcept Therapeutics, Inc.(a)	1,000	14,020
CorVel Corp.(a)	100	6,025
Cross Country Healthcare, Inc.(a)	400	3,492
CryoLife, Inc.(a)	400	14,080
Cutera, Inc.(a)	200	6,510
CVS Health Corp.	15,400	1,212,288
Cymabay Therapeutics, Inc.(a)	800	8,864
Cytokinetics, Inc.(a)	500	4,925
CytomX Therapeutics, Inc.(a)	300	5,550
Danaher Corp.	9,400	1,021,404
DaVita, Inc.(a)	2,200	157,586
Denali Therapeutics, Inc.(a)	1,300	28,262
DENTSPLY SIRONA, Inc.	83,528	3,152,347
Dermira, Inc.(a)	400	4,360
DexCom, Inc.(a)	1,400	200,256
Dicerna Pharmaceuticals, Inc.(a)	1,500	22,890
Diplomat Pharmacy, Inc.(a)	600	11,646
Dynavax Technologies Corp.(a)	700	8,680
Eagle Pharmaceuticals, Inc.(a)	100	6,933
Editas Medicine, Inc.(a)	400	12,728
Edwards Lifesciences Corp.(a)	5,350	931,435
Eli Lilly & Co.	14,600	1,566,726
Emergent BioSolutions, Inc.(a)	600	39,498
Enanta Pharmaceuticals, Inc.(a)	200	17,092
Encompass Health Corp.	1,600	124,720
Endo International PLC(a)	4,200	70,686
Endocyte, Inc.(a)	900	15,984
Endologix, Inc.(a)	900	1,719
Ensign Group, Inc. (The)	600	22,752
Envision Healthcare Corp.(a)	2,000	91,460
Enzo Biochem, Inc.(a)	500	2,060
Epizyme, Inc.(a)	600	6,360
Esperion Therapeutics, Inc.(a)	200	8,874
Evolent Health, Inc., Class A(a)	700	19,880
Exact Sciences Corp.(a)	2,000	157,840
Exelixis, Inc.(a)	4,100	72,652
Express Scripts Holding Co.(a)	8,700	826,587
Fate Therapeutics, Inc.(a)	600	9,774

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
FibroGen, Inc.(a)	1,200	$72,900
Five Prime Therapeutics, Inc.(a)	400	5,568
Flexion Therapeutics, Inc.(a)	400	7,484
G1 Therapeutics, Inc.(a)	200	10,458
GenMark Diagnostics, Inc.(a)	600	4,410
Genomic Health, Inc.(a)	200	14,044
Geron Corp.(a)	1,700	2,992
Gilead Sciences, Inc.	20,000	1,544,200
Glaukos Corp.(a)	700	45,430
Global Blood Therapeutics, Inc.(a)	700	26,600
Globus Medical, Inc., Class A(a)	6,359	360,937
Grifols S.A., ADR	71,075	1,518,873
Haemonetics Corp.(a)	800	91,664
Halozyme Therapeutics, Inc.(a)	1,400	25,438
HCA Healthcare, Inc.	4,300	598,216
HealthEquity, Inc.(a)	900	84,969
HealthStream, Inc.	300	9,303
Henry Schein, Inc.(a)	4,950	420,898
Heron Therapeutics, Inc.(a)	1,200	37,980
Heska Corp.(a)	100	11,331
Hill-Rom Holdings, Inc.	1,100	103,840
HMS Holdings Corp.(a)	1,000	32,810
Hologic, Inc.(a)	4,200	172,116
Horizon Pharma PLC(a)	3,100	60,698
Humana, Inc.	2,130	721,048
ICU Medical, Inc.(a)	300	84,825
Idera Pharmaceuticals, Inc.(a)	200	1,782
IDEXX Laboratories, Inc.(a)	1,300	324,558
Illumina, Inc.(a)	2,280	836,897
ImmunoGen, Inc.(a)	3,600	34,092
Immunomedics, Inc.(a)	1,900	39,577
Incyte Corp.(a)	2,600	179,608
Innoviva, Inc.(a)	900	13,716
Inogen, Inc.(a)	300	73,236
Inovalon Holdings, Inc., Class A(a)	700	7,035
Inovio Pharmaceuticals, Inc.(a)	900	5,004
Insmed, Inc.(a)	900	18,198
Insulet Corp.(a)	900	95,355
Integer Holdings Corp.(a)	400	33,180
Integra LifeSciences Holdings Corp.(a)	11,650	767,385
Intellia Therapeutics, Inc.(a)	200	5,724
Intercept Pharmaceuticals, Inc.(a)	400	50,544
Intersect ENT, Inc.(a)	300	8,625
Intra-Cellular Therapies, Inc.(a)	500	10,850
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Intrexon Corp.(a)	700	$12,054
Intuitive Surgical, Inc.(a)	1,750	1,004,500
Invacare Corp.	400	5,820
Invitae Corp.(a)	500	8,365
Ionis Pharmaceuticals, Inc.(a)	1,800	92,844
Iovance Biotherapeutics, Inc.(a)	800	9,000
IQVIA Holdings, Inc.(a)	2,600	337,324
iRhythm Technologies, Inc.(a)	300	28,398
Ironwood Pharmaceuticals, Inc.(a)	2,600	47,996
Jazz Pharmaceuticals PLC(a)	900	151,317
Johnson & Johnson	53,448	7,384,910
Jounce Therapeutics, Inc.(a)	200	1,300
K2M Group Holdings, Inc.(a)	48,009	1,314,006
Kala Pharmaceuticals, Inc.(a)	200	1,974
Karyopharm Therapeutics, Inc.(a)	400	6,812
Keryx Biopharmaceuticals, Inc.(a)	1,000	3,400
Kindred Biosciences, Inc.(a)	300	4,185
Kura Oncology, Inc.(a)	200	3,500
La Jolla Pharmaceutical Co.(a)	200	4,026
Laboratory Corp. of America Holdings(a)	3,900	677,352
Lannett Co., Inc.(a)	300	1,425
Lantheus Holdings, Inc.(a)	300	4,485
LeMaitre Vascular, Inc.	200	7,748
Lexicon Pharmaceuticals, Inc.(a)	500	5,335
LHC Group, Inc.(a)	400	41,196
LifePoint Health, Inc.(a)	400	25,760
Ligand Pharmaceuticals, Inc.(a)	300	82,347
LivaNova PLC(a)	900	111,573
Loxo Oncology, Inc.(a)	400	68,332
Luminex Corp.	500	15,155
MacroGenics, Inc.(a)	400	8,576
Madrigal Pharmaceuticals, Inc.(a)	100	21,413
Magellan Health, Inc.(a)	300	21,615
Mallinckrodt PLC(a)	1,100	32,241
Masimo Corp.(a)	2,050	255,307
McKesson Corp.	3,200	424,480
Medicines Co. (The)(a)	800	23,928
MediciNova, Inc.(a)	400	4,996
Medidata Solutions, Inc.(a)	4,450	326,230
MEDNAX, Inc.(a)	1,600	74,656
Medpace Holdings, Inc.(a)	600	35,946
Medtronic PLC	23,583	2,319,860
Merck & Co., Inc.	40,900	2,901,446

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   23

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Meridian Bioscience, Inc.	500	$7,450
Merit Medical Systems, Inc.(a)	1,000	61,450
Mettler-Toledo International, Inc.(a)	370	225,323
MiMedx Group, Inc.(a)	1,200	7,416
Mirati Therapeutics, Inc.(a)	300	14,130
Molina Healthcare, Inc.(a)	900	133,830
Momenta Pharmaceuticals, Inc.(a)	900	23,670
Mylan N.V.(a)	7,800	285,480
MyoKardia, Inc.(a)	400	26,080
Myriad Genetics, Inc.(a)	1,200	55,200
Natera, Inc.(a)	400	9,576
National HealthCare Corp.	100	7,537
National Research Corp.	100	3,860
Natus Medical, Inc.(a)	300	10,695
Nektar Therapeutics(a)	2,500	152,400
Neogen Corp.(a)	800	57,224
NeoGenomics, Inc.(a)	600	9,210
Neurocrine Biosciences, Inc.(a)	1,400	172,130
Nevro Corp.(a)	300	17,100
NextGen Healthcare, Inc.(a)	600	12,048
Novavax, Inc.(a)	3,600	6,768
Novocure Ltd.(a)	1,300	68,120
NuVasive, Inc.(a)	6,500	461,370
NxStage Medical, Inc.(a)	700	19,523
Omeros Corp.(a)	500	12,205
Omnicell, Inc.(a)	800	57,520
OPKO Health, Inc.(a)	3,800	13,148
OraSure Technologies, Inc.(a)	600	9,270
Orthofix Medical, Inc.(a)	200	11,562
Owens & Minor, Inc.	700	11,564
Oxford Immunotec Global PLC(a)	300	4,869
Pacific Biosciences of California, Inc.(a)	1,300	7,033
Pacira Pharmaceuticals, Inc.(a)	500	24,575
Paratek Pharmaceuticals, Inc.(a)	300	2,910
Patterson Cos., Inc.	900	22,005
PDL BioPharma, Inc.(a)	1,700	4,471
Penumbra, Inc.(a)	500	74,850
PerkinElmer, Inc.	1,800	175,086
Perrigo Co. PLC	2,000	141,600
Pfizer, Inc.	89,000	3,922,230
Phibro Animal Health Corp., Class A	200	8,580
Portola Pharmaceuticals, Inc.(a)	700	18,641
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
PRA Health Sciences, Inc.(a)	900	$99,171
Premier, Inc., Class A(a)	600	27,468
Prestige Brands Holdings, Inc.(a)	600	22,734
Progenics Pharmaceuticals, Inc.(a)	800	5,016
Prothena Corp. PLC(a)	400	5,232
Providence Service Corp. (The)(a)	100	6,728
PTC Therapeutics, Inc.(a)	500	23,500
Puma Biotechnology, Inc.(a)	300	13,755
QIAGEN N.V.(a)	3,600	136,368
Quest Diagnostics, Inc.	2,000	215,820
Quidel Corp.(a)	500	32,585
R1 RCM, Inc.(a)	1,100	11,176
Radius Health, Inc.(a)	400	7,120
RadNet, Inc.(a)	400	6,020
Reata Pharmaceuticals, Inc., Class A(a)	400	32,704
Regeneron Pharmaceuticals, Inc.(a)	1,260	509,090
REGENXBIO, Inc.(a)	700	52,850
Repligen Corp.(a)	800	44,368
ResMed, Inc.	2,100	242,214
Retrophin, Inc.(a)	500	14,365
Revance Therapeutics, Inc.(a)	300	7,455
Rigel Pharmaceuticals, Inc.(a)	1,700	5,457
Sage Therapeutics, Inc.(a)	700	98,875
Sangamo Therapeutics, Inc.(a)	1,000	16,950
Sarepta Therapeutics, Inc.(a)	900	145,359
Seattle Genetics, Inc.(a)	1,800	138,816
Select Medical Holdings Corp.(a)	1,200	22,080
Sienna Biopharmaceuticals, Inc.(a)	200	2,964
Sientra, Inc.(a)	200	4,776
Smith & Nephew PLC, ADR	66,901	2,481,358
Spark Therapeutics, Inc.(a)	400	21,820
Spectrum Pharmaceuticals, Inc.(a)	2,000	33,600
STAAR Surgical Co.(a)	500	24,000
Stemline Therapeutics, Inc.(a)	300	4,980
STERIS PLC	1,200	137,280
Stryker Corp.	6,780	1,204,670
Supernus Pharmaceuticals, Inc.(a)	600	30,210
Surgery Partners, Inc.(a)	200	3,300
Surmodics, Inc.(a)	100	7,465
Syneos Health, Inc.(a)	1,100	56,705

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Synergy Pharmaceuticals, Inc.(a)	2,800	$4,760
Tabula Rasa HealthCare, Inc.(a)	400	32,476
Tactile Systems Technology, Inc.(a)	500	35,525
Tandem Diabetes Care, Inc.(a)	600	25,704
Teladoc, Inc.(a)	900	77,715
Teleflex, Inc.	700	186,263
Tenet Healthcare Corp.(a)	1,600	45,536
TESARO, Inc.(a)	400	15,604
TG Therapeutics, Inc.(a)	600	3,360
TherapeuticsMD, Inc.(a)	1,900	12,464
Theravance Biopharma, Inc.(a)	500	16,335
Thermo Fisher Scientific, Inc.	12,065	2,944,825
Tivity Health, Inc.(a)	400	12,860
TransEnterix, Inc.(a)	4,900	28,420
Triple-S Management Corp., Class B(a)	300	5,667
Ultragenyx Pharmaceutical, Inc.(a)	800	61,072
United Therapeutics Corp.(a)	700	89,516
UnitedHealth Group, Inc.	25,295	6,729,482
Universal Health Services, Inc., Class B	10,206	1,304,735
US Physical Therapy, Inc.	300	35,580
Vanda Pharmaceuticals, Inc.(a)	500	11,475
Varex Imaging Corp.(a)	400	11,464
Varian Medical Systems, Inc.(a)	1,500	167,895
Veeva Systems, Inc., Class A(a)	6,150	669,550
Vertex Pharmaceuticals, Inc.(a)	3,900	751,686
Viking Therapeutics, Inc.(a)	1,500	26,130
Vocera Communications, Inc.(a)	300	10,974
Voyager Therapeutics, Inc.(a)	200	3,784
Waters Corp.(a)	5,303	1,032,388
WaVe Life Sciences Ltd.(a)	100	5,000
WellCare Health Plans, Inc.(a)	800	256,392
West Pharmaceutical Services, Inc.	2,800	345,716
Wright Medical Group N.V.(a)	2,100	60,942
Xencor, Inc.(a)	900	35,073
Zimmer Biomet Holdings, Inc.	3,200	420,704
ZIOPHARM Oncology, Inc.(a)	1,500	4,800
Zoetis, Inc.	7,400	677,544
Zogenix, Inc.(a)	900	44,640
Total Health Care		91,205,668
INDUSTRIALS – 11.1%
3M Co.	13,830	2,914,119
AAON, Inc.	500	18,900
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
AAR Corp.	400	$19,156
ABM Industries, Inc.	900	29,025
ACCO Brands Corp.	1,200	13,560
Actuant Corp., Class A	700	19,530
Acuity Brands, Inc.	13,275	2,086,830
ADT, Inc.	1,200	11,268
Advanced Disposal Services, Inc.(a)	1,600	43,328
Advanced Drainage Systems, Inc.	400	12,360
AECOM(a)	2,300	75,118
Aegion Corp.(a)	400	10,152
Aerojet Rocketdyne Holdings, Inc.(a)	800	27,192
Aerovironment, Inc.(a)	500	56,085
AGCO Corp.	1,200	72,948
Air Lease Corp.	1,600	73,408
Air Transport Services Group, Inc.(a)	700	15,029
Aircastle Ltd.	500	10,955
Alamo Group, Inc.	100	9,161
Alaska Air Group, Inc.	1,700	117,062
Albany International Corp., Class A	600	47,700
Allegiant Travel Co.	200	25,360
Allegion PLC	1,600	144,912
Allied Motion Technologies, Inc.	100	5,443
Allison Transmission Holdings, Inc.	1,800	93,618
Altra Industrial Motion Corp.	546	22,529
AMERCO	100	35,665
American Airlines Group, Inc.	6,400	264,512
American Railcar Industries, Inc.	100	4,610
American Woodmark Corp.(a)	200	15,690
AMETEK, Inc.	8,600	680,432
AO Smith Corp.	2,000	106,740
Apogee Enterprises, Inc.	300	12,396
Applied Industrial Technologies, Inc.	700	54,775
ArcBest Corp.	300	14,565
Arconic, Inc.	6,900	151,869
Argan, Inc.	200	8,600
Armstrong World Industries, Inc.(a)	800	55,680
ASGN, Inc.(a)	900	71,037
Astec Industries, Inc.	200	10,082
Astronics Corp.(a)	200	8,700

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   25

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Atkore International Group, Inc.(a)	400	$10,612
Atlas Air Worldwide Holdings, Inc.(a)	300	19,125
Avis Budget Group, Inc.(a)	1,400	44,996
Axon Enterprise, Inc.(a)	900	61,587
AZZ, Inc.	300	15,150
Babcock & Wilcox Enterprises, Inc.(a)	1,900	1,957
Barnes Group, Inc.	600	42,618
Barrett Business Services, Inc.	100	6,678
Beacon Roofing Supply, Inc.(a)	800	28,952
BMC Stock Holdings, Inc.(a)	700	13,055
Boeing Co. (The)	8,310	3,090,489
Brady Corp., Class A	500	21,875
Briggs & Stratton Corp.	500	9,615
Brink’s Co. (The)	800	55,800
Builders FirstSource, Inc.(a)	1,300	19,084
BWX Technologies, Inc.	1,400	87,556
Caesarstone Ltd.	300	5,565
CAI International, Inc.(a)	200	4,574
Carlisle Cos., Inc.	900	109,620
Casella Waste Systems, Inc., Class A(a)	400	12,424
Caterpillar, Inc.	9,000	1,372,410
CBIZ, Inc.(a)	600	14,220
CH Robinson Worldwide, Inc.	2,100	205,632
Chart Industries, Inc.(a)	400	31,332
Cimpress N.V.(a)	300	40,983
Cintas Corp.	1,300	257,153
CIRCOR International, Inc.	200	9,500
Clean Harbors, Inc.(a)	1,000	71,580
Colfax Corp.(a)	1,700	61,302
Columbus McKinnon Corp.	300	11,862
Comfort Systems USA, Inc.	400	22,560
Continental Building Products, Inc.(a)	400	15,020
Copa Holdings S.A., Class A	400	31,936
Copart, Inc.(a)	3,000	154,590
Costamare, Inc.	600	3,894
CoStar Group, Inc.(a)	560	235,670
Covanta Holding Corp.	1,300	21,125
Covenant Transportation Group, Inc., Class A(a)	100	2,906
CRA International, Inc.	100	5,022
Crane Co.	900	88,515
CSW Industrials, Inc.(a)	200	10,740
CSX Corp.	12,700	940,435
Cubic Corp.	300	21,915
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Cummins, Inc.	2,300	$335,961
Curtiss-Wright Corp.	600	82,452
Daseke, Inc.(a)	400	3,208
Deere & Co.	5,000	751,650
Delta Air Lines, Inc.	9,900	572,517
Deluxe Corp.	800	45,552
DMC Global, Inc.	200	8,160
Donaldson Co., Inc.	2,200	128,172
Douglas Dynamics, Inc.	300	13,170
Dover Corp.	2,300	203,619
Ducommun, Inc.(a)	100	4,084
Dun & Bradstreet Corp. (The)	500	71,255
DXP Enterprises, Inc.(a)	200	8,014
Dycom Industries, Inc.(a)	400	33,840
Eastern Co. (The)	100	2,840
Eaton Corp. PLC	6,700	581,091
Echo Global Logistics, Inc.(a)	300	9,285
EMCOR Group, Inc.	1,100	82,621
Emerson Electric Co.	9,600	735,168
Encore Wire Corp.	200	10,020
Energous Corp.(a)	200	2,024
Energy Recovery, Inc.(a)	400	3,580
EnerSys	800	69,704
Engility Holdings, Inc.(a)	200	7,198
Ennis, Inc.	300	6,135
EnPro Industries, Inc.	200	14,586
Equifax, Inc.	1,800	235,026
ESCO Technologies, Inc.	300	20,415
Essendant, Inc.	400	5,128
Esterline Technologies Corp.(a)	300	27,285
Evoqua Water Technologies Corp.(a)	1,700	30,226
Expeditors International of Washington, Inc.	2,700	198,531
Exponent, Inc.	600	32,160
Fastenal Co.	4,300	249,486
Federal Signal Corp.	700	18,746
FedEx Corp.	3,800	915,002
Flowserve Corp.	1,900	103,911
Fluor Corp.	2,000	116,200
Forrester Research, Inc.	100	4,590
Fortive Corp.	8,989	756,874
Fortune Brands Home & Security, Inc.	2,500	130,900
Forward Air Corp.	300	21,510
Franklin Electric Co., Inc.	500	23,625
FTI Consulting, Inc.(a)	700	51,233

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Gardner Denver Holdings, Inc.(a)	1,900	$53,846
Gates Industrial Corp. PLC(a)	18,700	364,650
GATX Corp.	800	69,272
Generac Holdings, Inc.(a)	1,100	62,051
General Dynamics Corp.	16,960	3,472,051
General Electric Co.	132,300	1,493,667
Genesee & Wyoming, Inc., Class A(a)	1,000	90,990
Gibraltar Industries, Inc.(a)	400	18,240
Global Brass & Copper Holdings, Inc.	200	7,380
GMS, Inc.(a)	400	9,280
Gorman-Rupp Co. (The)	200	7,300
Graco, Inc.	8,083	374,566
GrafTech International Ltd.	500	9,755
Granite Construction, Inc.	554	25,318
Great Lakes Dredge & Dock Corp.(a)	700	4,340
Greenbrier Cos., Inc. (The)	700	42,070
Griffon Corp.	300	4,845
H&E Equipment Services, Inc.	400	15,112
Harris Corp.	1,800	304,578
Harsco Corp.(a)	900	25,695
Hawaiian Holdings, Inc.	600	24,060
HC2 Holdings, Inc.(a)	500	3,060
HD Supply Holdings, Inc.(a)	2,600	111,254
Healthcare Services Group, Inc.	1,100	44,682
Heartland Express, Inc.	500	9,865
HEICO Corp.	500	46,305
HEICO Corp., Class A	1,250	94,375
Heidrick & Struggles International, Inc.	200	6,770
Herc Holdings, Inc.(a)	300	15,360
Heritage-Crystal Clean, Inc.(a)	200	4,270
Herman Miller, Inc.	700	26,880
Hertz Global Holdings, Inc.(a)	600	9,798
Hexcel Corp.	1,500	100,575
Hillenbrand, Inc.	1,300	67,990
HNI Corp.	500	22,120
Honeywell International, Inc.	11,500	1,913,600
Hub Group, Inc., Class A(a)	6,399	291,794
Hubbell, Inc.	900	120,213
Huntington Ingalls Industries, Inc.	700	179,256
Hurco Cos., Inc.	100	4,510
Huron Consulting Group, Inc.(a)	300	14,820
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Hyster-Yale Materials Handling, Inc.	100	$6,153
ICF International, Inc.	200	15,090
IDEX Corp.	2,600	391,716
IHS Markit Ltd.(a)	6,100	329,156
Illinois Tool Works, Inc.	5,200	733,824
Ingersoll-Rand PLC	3,700	378,510
InnerWorkings, Inc.(a)	500	3,960
Insperity, Inc.	600	70,770
Insteel Industries, Inc.	200	7,176
Interface, Inc.	700	16,345
ITT, Inc.	1,300	79,638
Jacobs Engineering Group, Inc.	2,000	153,000
JB Hunt Transport Services, Inc.	3,367	400,471
JELD-WEN Holding, Inc.(a)	800	19,728
JetBlue Airways Corp.(a)	4,600	89,056
John Bean Technologies Corp.	400	47,720
Johnson Controls International PLC	14,200	497,000
Kadant, Inc.	100	10,785
Kaman Corp.	300	20,034
Kansas City Southern	1,600	181,248
KAR Auction Services, Inc.	1,900	113,411
KBR, Inc.	2,700	57,051
Kelly Services, Inc., Class A	300	7,209
Kennametal, Inc.	1,500	65,340
KeyW Holding Corp. (The)(a)	600	5,196
Kforce, Inc.	300	11,280
Kimball International, Inc., Class B	400	6,700
Kirby Corp.(a)	800	65,800
KLX, Inc.(a)	900	56,502
Knight-Swift Transportation Holdings, Inc.	34,675	1,195,594
Knoll, Inc.	600	14,070
Korn/Ferry International	1,000	49,240
Kratos Defense & Security Solutions, Inc.(a)	1,000	14,780
L3 Technologies, Inc.	1,200	255,144
Landstar System, Inc.	700	85,400
Lennox International, Inc.	600	131,040
Lincoln Electric Holdings, Inc.	1,000	93,440
Lindsay Corp.	5,853	586,705
Lockheed Martin Corp.	3,810	1,318,108
LSC Communications, Inc.	400	4,424
Lydall, Inc.(a)	200	8,620
Macquarie Infrastructure Corp.	1,500	69,195

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   27

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Manitowoc Co., Inc. (The)(a)	400	$9,596
ManpowerGroup, Inc.	1,100	94,556
Marten Transport Ltd.	400	8,420
Masco Corp.	4,800	175,680
Masonite International Corp.(a)	300	19,230
MasTec, Inc.(a)	800	35,720
Matson, Inc.	500	19,820
Matthews International Corp., Class A	400	20,060
Maxar Technologies Ltd.	800	26,456
McGrath RentCorp	300	16,341
Mercury Systems, Inc.(a)	1,000	55,320
Meritor, Inc.(a)	1,000	19,360
Middleby Corp. (The)(a)	800	103,480
Milacron Holdings Corp.(a)	800	16,200
Mistras Group, Inc.(a)	200	4,334
Mobile Mini, Inc.	500	21,925
Moog, Inc., Class A	400	34,388
MRC Global, Inc.(a)	1,000	18,770
MSA Safety, Inc.	600	63,864
MSC Industrial Direct Co., Inc., Class A	800	70,488
Mueller Industries, Inc.	700	20,286
Mueller Water Products, Inc., Class A	1,800	20,718
Multi-Color Corp.	200	12,450
MYR Group, Inc.(a)	200	6,528
National Presto Industries, Inc.	100	12,965
Navigant Consulting, Inc.(a)	500	11,530
Navistar International Corp.(a)	600	23,100
NCI Building Systems, Inc.(a)	500	7,575
Nielsen Holdings PLC	5,400	149,364
NN, Inc.	300	4,680
Nordson Corp.	5,300	736,170
Norfolk Southern Corp.	4,300	776,150
Northrop Grumman Corp.	2,510	796,599
NOW, Inc.(a)	1,200	19,860
NV5 Global, Inc.(a)	100	8,670
nVent Electric PLC(a)	2,800	76,048
Old Dominion Freight Line, Inc.	1,100	177,386
Oshkosh Corp.	1,200	85,488
Owens Corning	1,800	97,686
PACCAR, Inc.	5,400	368,226
Park-Ohio Holdings Corp.	100	3,835
Parker-Hannifin Corp.	2,100	386,253
Patrick Industries, Inc.(a)	300	17,760
Pentair PLC	2,700	117,045
PGT Innovations, Inc.(a)	600	12,960
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Pitney Bowes, Inc.	2,100	$14,868
Plug Power, Inc.(a)	2,600	4,992
Powell Industries, Inc.	100	3,626
Primoris Services Corp.	500	12,410
Proto Labs, Inc.(a)	400	64,700
Quad/Graphics, Inc.	400	8,336
Quanex Building Products Corp.	400	7,280
Quanta Services, Inc.(a)	2,100	70,098
Raven Industries, Inc.	400	18,300
Raytheon Co.	4,400	909,304
RBC Bearings, Inc.(a)	300	45,108
Regal Beloit Corp.	800	65,960
Republic Services, Inc.	3,400	247,044
Resources Connection, Inc.	300	4,980
REV Group, Inc.	300	4,710
Rexnord Corp.(a)	2,000	61,600
Ritchie Bros Auctioneers, Inc.	11,850	428,141
Robert Half International, Inc.	1,700	119,646
Rockwell Automation, Inc.	4,150	778,208
Rockwell Collins, Inc.	2,600	365,222
Rollins, Inc.	1,600	97,104
Roper Technologies, Inc.	10,910	3,231,651
RR Donnelley & Sons Co.	800	4,320
Rush Enterprises, Inc., Class A(a)	300	11,793
Rush Enterprises, Inc., Class B(a)	100	3,989
Ryder System, Inc.	1,000	73,070
Saia, Inc.(a)	300	22,935
Schneider National, Inc., Class B	500	12,490
Scorpio Bulkers, Inc.	700	5,075
Sensata Technologies Holding PLC(a)	2,700	133,785
Simpson Manufacturing Co., Inc.	800	57,968
SiteOne Landscape Supply, Inc.(a)	600	45,204
SkyWest, Inc.	1,000	58,900
Snap-on, Inc.	15,800	2,900,880
Southwest Airlines Co.	8,000	499,600
SP Plus Corp.(a)	200	7,300
Spartan Motors, Inc.	400	5,900
Spirit AeroSystems Holdings, Inc., Class A	1,800	165,006
Spirit Airlines, Inc.(a)	1,300	61,061
SPX Corp.(a)	500	16,655
SPX FLOW, Inc.(a)	500	26,000

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Standex International Corp.	400	$41,700
Stanley Black & Decker, Inc.	2,400	351,456
Steelcase, Inc., Class A	1,000	18,500
Stericycle, Inc.(a)	6,500	381,420
Sterling Construction Co., Inc.(a)	300	4,296
Sun Hydraulics Corp.	300	16,434
Sunrun, Inc.(a)	1,000	12,440
Systemax, Inc.	100	3,294
Team, Inc.(a)	300	6,750
Teledyne Technologies, Inc.(a)	500	123,340
Tennant Co.	200	15,190
Terex Corp.	900	35,919
Tetra Tech, Inc.	1,000	68,300
Textainer Group Holdings Ltd.(a)	300	3,840
Textron, Inc.	3,900	278,733
Thermon Group Holdings, Inc.(a)	400	10,312
Timken Co. (The)	1,300	64,805
Titan International, Inc.	600	4,452
Titan Machinery, Inc.(a)	200	3,097
Toro Co. (The)	1,500	89,955
TransDigm Group, Inc.(a)	730	271,779
TransUnion	2,800	206,024
Trex Co., Inc.(a)	1,000	76,980
TriMas Corp.(a)	500	15,200
TriNet Group, Inc.(a)	500	28,160
Trinity Industries, Inc.	2,200	80,608
Triton International Ltd.	1,100	36,597
Triumph Group, Inc.	600	13,980
TrueBlue, Inc.(a)	500	13,025
Tutor Perini Corp.(a)	400	7,520
UniFirst Corp.	200	34,730
Union Pacific Corp.	11,400	1,856,262
United Continental Holdings, Inc.(a)	4,000	356,240
United Parcel Service, Inc., Class B	14,938	1,744,012
United Rentals, Inc.(a)	1,300	212,680
United Technologies Corp.	11,500	1,607,815
Univar, Inc.(a)	2,100	64,386
Universal Forest Products, Inc.	700	24,731
US Ecology, Inc.	300	22,125
USG Corp.(a)	1,600	69,296
Valmont Industries, Inc.	300	41,550
Vectrus, Inc.(a)	100	3,119
Verisk Analytics, Inc.(a)	6,400	771,520
Veritiv Corp.(a)	100	3,640
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Viad Corp.	200	$11,850
Vicor Corp.(a)	200	9,200
VSE Corp.	100	3,313
Wabash National Corp.	700	12,761
WABCO Holdings, Inc.(a)	5,563	656,100
Wabtec Corp.	1,400	146,832
WageWorks, Inc.(a)	500	21,375
Waste Management, Inc.	6,600	596,376
Watsco, Inc.	500	89,050
Watts Water Technologies, Inc., Class A	600	49,800
Welbilt, Inc.(a)	2,600	54,288
Werner Enterprises, Inc.	500	17,675
Wesco Aircraft Holdings, Inc.(a)	600	6,750
WESCO International, Inc.(a)	900	55,305
Woodward, Inc.	5,490	443,921
WW Grainger, Inc.	700	250,187
XPO Logistics, Inc.(a)	2,000	228,340
Xylem, Inc.	2,700	215,649
YRC Worldwide, Inc.(a)	400	3,592
Total Industrials		66,147,816
INFORMATION TECHNOLOGY – 22.7%
2U, Inc.(a)	800	60,152
3D Systems Corp.(a)	1,300	24,570
8x8, Inc.(a)	1,000	21,250
A10 Networks, Inc.(a)	600	3,648
Acacia Communications, Inc.(a)	200	8,274
Accenture PLC, Class A	9,900	1,684,980
ACI Worldwide, Inc.(a)	2,300	64,722
Activision Blizzard, Inc.	11,500	956,685
Adobe Systems, Inc.(a)	7,500	2,024,625
ADTRAN, Inc.	600	10,590
Advanced Energy Industries, Inc.(a)	500	25,825
Advanced Micro Devices, Inc.(a)	13,700	423,193
Akamai Technologies, Inc.(a)	3,950	288,943
Alarm.com Holdings, Inc.(a)	400	22,960
Alibaba Group Holding Ltd., ADR(a)	6,175	1,017,393
Alliance Data Systems Corp.	700	165,312
Alpha & Omega Semiconductor Ltd.(a)	200	2,326
Alphabet, Inc., Class A(a)	5,482	6,617,213
Alphabet, Inc., Class C(a)	4,650	5,549,636
Altaba, Inc.(a)	10,075	686,309
Altair Engineering, Inc., Class A(a)	400	17,380

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   29

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Alteryx, Inc., Class A(a)	300	$17,163
Ambarella, Inc.(a)	400	15,472
Amdocs Ltd.	2,200	145,156
American Software, Inc., Class A	300	3,639
Amkor Technology, Inc.(a)	1,200	8,868
Amphenol Corp., Class A	21,809	2,050,482
Analog Devices, Inc.	5,700	527,022
Anixter International, Inc.(a)	600	42,180
ANSYS, Inc.(a)	2,600	485,368
Appfolio, Inc., Class A(a)	400	31,360
Apple, Inc.	77,725	17,545,641
Applied Materials, Inc.	44,128	1,705,547
Applied Optoelectronics, Inc.(a)	200	4,932
Apptio, Inc., Class A(a)	300	11,088
Arista Networks, Inc.(a)	900	239,274
ARRIS International PLC(a)	2,600	67,574
Arrow Electronics, Inc.(a)	1,200	88,464
Aspen Technology, Inc.(a)	1,200	136,692
Atlassian Corp. PLC, Class A(a)	1,500	144,210
Autodesk, Inc.(a)	3,300	515,163
Automatic Data Processing, Inc.	6,700	1,009,422
Avaya Holdings Corp.(a)	1,500	33,210
Avnet, Inc.	2,000	89,540
AVX Corp.	500	9,025
Axcelis Technologies, Inc.(a)	400	7,860
Badger Meter, Inc.	5,361	283,865
Belden, Inc.	500	35,705
Benchmark Electronics, Inc.	600	14,040
Benefitfocus, Inc.(a)	200	8,090
Black Knight, Inc.(a)	2,300	119,485
Blackbaud, Inc.	4,800	487,104
Blackline, Inc.(a)	800	45,176
Blucora, Inc.(a)	500	20,125
Booz Allen Hamilton Holding Corp.	2,100	104,223
Bottomline Technologies de, Inc.(a)	500	36,355
Box, Inc., Class A(a)	1,800	43,038
Brightcove, Inc.(a)	400	3,360
Broadcom, Inc.	6,640	1,638,287
Broadridge Financial Solutions, Inc.	1,800	237,510
Brooks Automation, Inc.	800	28,024
CA, Inc.	4,800	211,920
Cabot Microelectronics Corp.	300	30,951
CACI International, Inc., Class A(a)	400	73,660
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Cadence Design Systems, Inc.(a)	4,200	$190,344
CalAmp Corp.(a)	400	9,584
Calix, Inc.(a)	500	4,050
Carbonite, Inc.(a)	300	10,695
Cardtronics PLC, Class A(a)	500	15,820
Care.com, Inc.(a)	200	4,422
Cargurus, Inc.(a)	700	38,983
Cars.com, Inc.(a)	800	22,088
Cass Information Systems, Inc.	100	6,512
CDK Global, Inc.	1,900	118,864
CDW Corp.	2,300	204,516
Ceridian HCM Holding, Inc.(a)	300	12,609
CEVA, Inc.(a)	300	8,625
ChannelAdvisor Corp.(a)	300	3,735
Ciena Corp.(a)	2,500	78,100
Cirrus Logic, Inc.(a)	1,200	46,320
Cisco Systems, Inc.	72,200	3,512,530
Cision Ltd.(a)	1,300	21,840
Citrix Systems, Inc.(a)	2,200	244,552
Cloudera, Inc.(a)	1,100	19,415
Cognex Corp.	2,600	145,132
Cognizant Technology Solutions Corp., Class A	9,000	694,350
Coherent, Inc.(a)	500	86,095
Cohu, Inc.	300	7,530
CommScope Holding Co., Inc.(a)	2,900	89,204
CommVault Systems, Inc.(a)	700	49,000
Comtech Telecommunications Corp.	300	10,881
Conduent, Inc.(a)	3,500	78,820
Control4 Corp.(a)	300	10,299
Convergys Corp.	1,100	26,114
CoreLogic, Inc.(a)	1,200	59,292
Cornerstone OnDemand, Inc.(a)	1,000	56,750
Corning, Inc.	12,500	441,250
Coupa Software, Inc.(a)	800	63,280
Cray, Inc.(a)	500	10,750
Cree, Inc.(a)	1,600	60,592
CSG Systems International, Inc.	400	16,056
CTS Corp.	400	13,720
Cypress Semiconductor Corp.	6,200	89,838
Daktronics, Inc.	400	3,136
Dell Technologies, Inc. Class V, Class V(a)	3,000	291,360

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Diebold Nixdorf, Inc.	900	$4,050
Digi International, Inc.(a)	300	4,035
Digimarc Corp.(a)	100	3,145
Diodes, Inc.(a)	400	13,316
DocuSign, Inc.(a)	400	21,028
Dolby Laboratories, Inc., Class A	900	62,973
DXC Technology Co.	4,400	411,488
eBay, Inc.(a)	14,400	475,488
Ebix, Inc.	300	23,745
EchoStar Corp., Class A(a)	1,000	46,370
Electro Scientific Industries, Inc.(a)	400	6,980
Electronic Arts, Inc.(a)	14,575	1,756,142
Electronics For Imaging, Inc.(a)	500	17,040
Ellie Mae, Inc.(a)	600	56,862
Endurance International Group Holdings, Inc.(a)	700	6,160
Entegris, Inc.	2,100	60,795
Envestnet, Inc.(a)	900	54,855
EPAM Systems, Inc.(a)	800	110,160
ePlus, Inc.(a)	300	27,810
Etsy, Inc.(a)	2,100	107,898
Euronet Worldwide, Inc.(a)	900	90,198
Everbridge, Inc.(a)	600	34,584
Everi Holdings, Inc.(a)	700	6,419
EVERTEC, Inc.	700	16,870
ExlService Holdings, Inc.(a)	400	26,480
Extreme Networks, Inc.(a)	1,300	7,124
F5 Networks, Inc.(a)	900	179,478
Fabrinet(a)	400	18,504
Facebook, Inc., Class A(a)	36,400	5,986,344
Fair Isaac Corp.(a)	500	114,275
FARO Technologies, Inc.(a)	200	12,870
Fidelity National Information Services, Inc.	5,100	556,257
Finisar Corp.(a)	1,300	24,765
FireEye, Inc.(a)	3,500	59,500
First Data Corp., Class A(a)	8,700	212,889
First Solar, Inc.(a)	1,100	53,262
Fiserv, Inc.(a)	6,300	518,994
Fitbit, Inc., Class A(a)	2,200	11,770
Five9, Inc.(a)	1,100	48,059
FleetCor Technologies, Inc.(a)	1,400	318,976
FLIR Systems, Inc.	1,900	116,793
ForeScout Technologies, Inc.(a)	400	15,104
FormFactor, Inc.(a)	800	11,000
Fortinet, Inc.(a)	2,300	212,221
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Gartner, Inc.(a)	1,300	$206,050
Genpact Ltd.	2,500	76,525
Global Payments, Inc.	2,400	305,760
Glu Mobile, Inc.(a)	1,200	8,940
GoDaddy, Inc., Class A(a)	2,600	216,814
Gogo, Inc.(a)	700	3,633
GrubHub, Inc.(a)	1,400	194,068
GTT Communications, Inc.(a)	1,000	43,400
Guidewire Software, Inc.(a)	4,200	424,242
Hackett Group, Inc. (The)	300	6,045
Harmonic, Inc.(a)	900	4,950
Hewlett Packard Enterprise Co.	24,200	394,702
Hortonworks, Inc.(a)	1,700	38,777
HP, Inc.	25,200	649,404
HubSpot, Inc.(a)	600	90,570
IAC/InterActiveCorp(a)	1,100	238,392
Ichor Holdings Ltd.(a)	200	4,084
II-VI, Inc.(a)	1,200	56,760
Immersion Corp.(a)	300	3,171
Imperva, Inc.(a)	400	18,580
Impinj, Inc.(a)	200	4,964
Infinera Corp.(a)	1,700	12,410
Inphi Corp.(a)	500	18,990
Insight Enterprises, Inc.(a)	400	21,636
Instructure, Inc.(a)	300	10,620
Integrated Device Technology, Inc.(a)	2,200	103,422
Intel Corp.	70,900	3,352,861
InterDigital, Inc.	700	56,000
International Business Machines Corp.	14,100	2,132,061
Intuit, Inc.	3,700	841,380
IPG Photonics Corp.(a)	500	78,035
Itron, Inc.(a)	400	25,680
j2 Global, Inc.	700	57,995
Jabil, Inc.	2,800	75,824
Jack Henry & Associates, Inc.	1,200	192,096
Juniper Networks, Inc.	5,900	176,823
KEMET Corp.(a)	600	11,130
Keysight Technologies, Inc.(a)	3,000	198,840
Kimball Electronics, Inc.(a)	300	5,895
KLA-Tencor Corp.	2,300	233,933
Knowles Corp.(a)	1,000	16,620
Lam Research Corp.	2,500	379,250
Lattice Semiconductor Corp.(a)	1,400	11,200
Leidos Holdings, Inc.	2,300	159,068
LIiveRamp Holdings, Inc.(a)	1,500	74,115

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   31

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Limelight Networks, Inc.(a)	1,100	$5,522
Littelfuse, Inc.	400	79,156
LivePerson, Inc.(a)	600	15,570
LogMeIn, Inc.	3,200	285,120
Lumentum Holdings, Inc.(a)	1,200	71,940
MACOM Technology Solutions Holdings, Inc.(a)	500	10,300
Manhattan Associates, Inc.(a)	1,200	65,520
ManTech International Corp., Class A	300	18,990
Marvell Technology Group Ltd.	8,793	169,705
Mastercard, Inc., Class A	21,825	4,858,463
Match Group, Inc.(a)	700	40,537
Maxim Integrated Products, Inc.	4,200	236,838
MAXIMUS, Inc.	1,000	65,060
MaxLinear, Inc.(a)	700	13,916
Mesa Laboratories, Inc.	100	18,562
Methode Electronics, Inc.	400	14,480
Microchip Technology, Inc.	3,600	284,076
Micron Technology, Inc.(a)	17,600	796,048
Microsoft Corp.	140,750	16,097,577
MicroStrategy, Inc., Class A(a)	100	14,062
MINDBODY, Inc., Class A(a)	500	20,325
Mitek Systems, Inc.(a)	400	2,820
MKS Instruments, Inc.	1,000	80,150
MobileIron, Inc.(a)	700	3,710
Model N, Inc.(a)	300	4,755
Monolithic Power Systems, Inc.	700	87,871
Monotype Imaging Holdings, Inc.	500	10,100
Motorola Solutions, Inc.	2,400	312,336
MTS Systems Corp.	200	10,950
Nanometrics, Inc.(a)	300	11,256
National Instruments Corp.	1,700	82,161
NCR Corp.(a)	2,200	62,502
NetApp, Inc.	4,200	360,738
NETGEAR, Inc.(a)	400	25,140
NetScout Systems, Inc.(a)	1,000	25,250
New Relic, Inc.(a)	600	56,538
NIC, Inc.	700	10,360
Novanta, Inc.(a)	400	27,360
Nuance Communications, Inc.(a)	5,000	86,600
Nutanix, Inc., Class A(a)	1,700	72,624
NVE Corp.	100	10,588
NVIDIA Corp.	8,920	2,506,698
NXP Semiconductors N.V.(a)	5,200	444,600
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Oclaro, Inc.(a)	1,900	$16,986
Okta, Inc.(a)	6,050	425,678
ON Semiconductor Corp.(a)	6,700	123,481
OneSpan, Inc.(a)	300	5,715
Oracle Corp.	43,400	2,237,704
OSI Systems, Inc.(a)	200	15,262
Palo Alto Networks, Inc.(a)	3,900	878,514
Pandora Media, Inc.(a)	2,800	26,628
Park Electrochemical Corp.	200	3,898
Paychex, Inc.	5,000	368,250
Paycom Software, Inc.(a)	800	124,328
Paylocity Holding Corp.(a)	600	48,192
PayPal Holdings, Inc.(a)	18,300	1,607,472
PDF Solutions, Inc.(a)	300	2,709
Pegasystems, Inc.	800	50,080
Perficient, Inc.(a)	400	10,660
Perspecta, Inc.	1,800	46,296
Photronics, Inc.(a)	800	7,880
Plantronics, Inc.	400	24,120
Plexus Corp.(a)	400	23,404
Pluralsight, Inc., Class A(a)	800	25,600
Power Integrations, Inc.	300	18,960
Presidio, Inc.(a)	400	6,100
Progress Software Corp.	500	17,645
Proofpoint, Inc.(a)	700	74,431
PROS Holdings, Inc.(a)	300	10,506
PTC, Inc.(a)	1,700	180,523
Pure Storage, Inc., Class A(a)	11,400	295,830
Q2 Holdings, Inc.(a)	400	24,220
QAD, Inc., Class A	100	5,665
Qorvo, Inc.(a)	2,000	153,780
QUALCOMM, Inc.	22,700	1,635,081
Qualys, Inc.(a)	700	62,370
Quantenna Communications, Inc.(a)	300	5,535
QuinStreet, Inc.(a)	400	5,428
Quotient Technology, Inc.(a)	900	13,950
Rambus, Inc.(a)	1,200	13,092
Rapid7, Inc.(a)	300	11,076
RealPage, Inc.(a)	1,100	72,490
Red Hat, Inc.(a)	7,200	981,216
RingCentral, Inc., Class A(a)	1,100	102,355
Rogers Corp.(a)	400	58,928
Rosetta Stone, Inc.(a)	200	3,978
Rudolph Technologies, Inc.(a)	400	9,780
Sabre Corp.	4,300	112,144
SailPoint Technologies Holding, Inc.(a)	1,000	34,020

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
salesforce.com, Inc.(a)	10,900	$1,733,427
Sanmina Corp.(a)	800	22,080
ScanSource, Inc.(a)	300	11,970
Science Applications International Corp.	800	64,480
Semtech Corp.(a)	1,200	66,720
SendGrid, Inc.(a)	800	29,432
ServiceNow, Inc.(a)	2,700	528,201
ServiceSource International, Inc.(a)	900	2,565
Shutterstock, Inc.(a)	200	10,916
Silicon Laboratories, Inc.(a)	800	73,440
Skyworks Solutions, Inc.	2,700	244,917
SMART Global Holdings, Inc.(a)	100	2,874
Splunk, Inc.(a)	8,300	1,003,553
SPS Commerce, Inc.(a)	200	19,848
Square, Inc., Class A(a)	4,500	445,545
SS&C Technologies Holdings, Inc.	3,100	176,173
Stamps.com, Inc.(a)	300	67,860
Stratasys Ltd.(a)	600	13,866
SunPower Corp.(a)	700	5,110
Switch, Inc., Class A	400	4,320
Sykes Enterprises, Inc.(a)	400	12,196
Symantec Corp.	9,300	197,904
Synaptics, Inc.(a)	400	18,248
SYNNEX Corp.	500	42,350
Synopsys, Inc.(a)	5,200	512,772
Syntel, Inc.(a)	400	16,392
Tableau Software, Inc., Class A(a)	3,800	424,612
Take-Two Interactive Software, Inc.(a)	1,700	234,583
Tech Data Corp.(a)	500	35,785
TechTarget, Inc.(a)	200	3,884
Teradata Corp.(a)	2,000	75,420
Teradyne, Inc.	2,700	99,846
Texas Instruments, Inc.	29,600	3,175,784
TiVo Corp.	1,400	17,430
Total System Services, Inc.	2,700	266,598
Trade Desk, Inc. (The), Class A(a)	600	90,546
Travelport Worldwide Ltd.	1,400	23,618
Trimble, Inc.(a)	4,000	173,840
TrueCar, Inc.(a)	800	11,280
TTEC Holdings, Inc.	200	5,180
TTM Technologies, Inc.(a)	1,100	17,501
Tucows, Inc., Class A(a)	100	5,575
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Twilio, Inc., Class A(a)	1,100	$94,908
Twitter, Inc.(a)	11,200	318,752
Tyler Technologies, Inc.(a)	600	147,036
Ubiquiti Networks, Inc.(a)	300	29,658
Ultimate Software Group, Inc. (The)(a)	500	161,095
Ultra Clean Holdings, Inc.(a)	400	5,020
Unisys Corp.(a)	600	12,240
Universal Display Corp.	700	82,530
Upland Software, Inc.(a)	100	3,231
USA Technologies, Inc.(a)	600	4,320
Varonis Systems, Inc.(a)	400	29,300
Veeco Instruments, Inc.(a)	500	5,125
Verint Systems, Inc.(a)	1,200	60,120
VeriSign, Inc.(a)	1,700	272,204
Versum Materials, Inc.	2,000	72,020
ViaSat, Inc.(a)	1,000	63,950
Viavi Solutions, Inc.(a)	2,600	29,484
Virtusa Corp.(a)	300	16,113
Visa, Inc., Class A	27,300	4,097,457
Vishay Intertechnology, Inc.	2,300	46,805
Vishay Precision Group, Inc.(a)	100	3,740
VMware, Inc., Class A(a)	1,100	171,666
Web.com Group, Inc.(a)	400	11,160
Western Digital Corp.	4,700	275,138
Western Union Co. (The)	7,400	141,044
WEX, Inc.(a)	600	120,456
Workday, Inc., Class A(a)	6,200	905,076
Workiva, Inc.(a)	300	11,850
Worldpay, Inc., Class A(a)	4,500	455,715
Xcerra Corp.(a)	600	8,562
Xerox Corp.	3,100	83,638
Xilinx, Inc.	14,033	1,125,026
XO Group, Inc.(a)	300	10,344
Xperi Corp.	600	8,910
Yelp, Inc.(a)	1,500	73,800
Yext, Inc.(a)	1,200	28,440
Zebra Technologies Corp., Class A(a)	900	159,147
Zendesk, Inc.(a)	1,700	120,700
Zillow Group, Inc.(a)	1,900	84,075
Zillow Group, Inc., Class A(a)	1,000	44,200
Zix Corp.(a)	600	3,330
Zynga, Inc., Class A(a)	14,700	58,947
Total Information Technology		134,970,907
MATERIALS – 3.5%
AdvanSix, Inc.(a)	300	10,185
Air Products & Chemicals, Inc.	3,400	567,970

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   33

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
AK Steel Holding Corp.(a)	3,600	$17,640
Albemarle Corp.	1,700	169,626
Alcoa Corp.(a)	3,000	121,200
Allegheny Technologies, Inc.(a)	2,200	65,010
American Vanguard Corp.	300	5,400
AptarGroup, Inc.	12,526	1,349,551
Ardagh Group S.A.	200	3,338
Ashland Global Holdings, Inc.	900	75,474
Avery Dennison Corp.	1,400	151,690
Axalta Coating Systems Ltd.(a)	3,700	107,892
Balchem Corp.	400	44,836
Ball Corp.	5,200	228,748
Bemis Co., Inc.	1,500	72,900
Berry Global Group, Inc.(a)	1,900	91,941
Boise Cascade Co.	400	14,720
Cabot Corp.	1,100	68,992
Carpenter Technology Corp.	1,000	58,950
Celanese Corp., Series A	2,000	228,000
Century Aluminum Co.(a)	600	7,182
CF Industries Holdings, Inc.	3,700	201,428
Chase Corp.	100	12,015
Chemours Co. (The)	2,800	110,432
Clearwater Paper Corp.(a)	200	5,940
Cleveland-Cliffs, Inc.(a)	5,200	65,832
Coeur Mining, Inc.(a)	2,100	11,193
Commercial Metals Co.	1,300	26,676
Compass Minerals International, Inc.	400	26,880
Crown Holdings, Inc.(a)	1,900	91,200
Domtar Corp.	1,100	57,387
DowDuPont, Inc.	35,700	2,295,867
Eagle Materials, Inc.	700	59,668
Eastman Chemical Co.	2,100	201,012
Ecolab, Inc.	22,089	3,463,114
Ferro Corp.(a)	1,000	23,220
FMC Corp.	2,100	183,078
Freeport-McMoRan, Inc.	22,600	314,592
FutureFuel Corp.	300	5,562
GCP Applied Technologies, Inc.(a)	800	21,240
Gold Resource Corp.	600	3,084
Graphic Packaging Holding Co.	5,200	72,852
Greif, Inc., Class A	300	16,098
Greif, Inc., Class B	100	5,765
Hawkins, Inc.	100	4,145
Haynes International, Inc.	100	3,550
HB Fuller Co.	600	31,002
Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Hecla Mining Co.	5,304	$14,798
Huntsman Corp.	3,600	98,028
Ingevity Corp.(a)	700	71,316
Innophos Holdings, Inc.	200	8,880
Innospec, Inc.	300	23,025
International Flavors & Fragrances, Inc.	4,340	603,781
International Paper Co.	6,500	319,475
Intrepid Potash, Inc.(a)	1,100	3,949
Kaiser Aluminum Corp.	200	21,812
KapStone Paper and Packaging Corp.	1,700	57,647
KMG Chemicals, Inc.	100	7,556
Koppers Holdings, Inc.(a)	200	6,230
Kraton Corp.(a)	300	14,145
Kronos Worldwide, Inc.	300	4,875
Louisiana-Pacific Corp.	2,700	71,523
LyondellBasell Industries N.V., Class A	4,900	502,299
Martin Marietta Materials, Inc.	1,000	181,950
Materion Corp.	200	12,100
Minerals Technologies, Inc.	400	27,040
Mosaic Co. (The)	5,400	175,392
Myers Industries, Inc.	300	6,975
Neenah, Inc.	200	17,260
NewMarket Corp.	100	40,551
Newmont Mining Corp.	7,900	238,580
Nucor Corp.	4,700	298,215
Olin Corp.	2,400	61,632
OMNOVA Solutions, Inc.(a)	500	4,925
Owens-Illinois, Inc.(a)	3,100	58,249
Packaging Corp. of America	1,400	153,566
PH Glatfelter Co.	500	9,555
Platform Specialty Products Corp.(a)	4,400	54,868
PolyOne Corp.	1,500	65,580
PPG Industries, Inc.	3,700	403,781
PQ Group Holdings, Inc.(a)	300	5,241
Praxair, Inc.	4,500	723,285
Quaker Chemical Corp.	200	40,442
Rayonier Advanced Materials, Inc.	600	11,058
Reliance Steel & Aluminum Co.	1,000	85,290
Royal Gold, Inc.	900	69,354
RPM International, Inc.	1,900	123,386
Schnitzer Steel Industries, Inc., Class A	300	8,115

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Schweitzer-Mauduit International, Inc.	300	$11,493
Scotts Miracle-Gro Co. (The)	500	39,365
Sealed Air Corp.	2,500	100,375
Sensient Technologies Corp.	800	61,208
Sherwin-Williams Co. (The)	7,625	3,470,976
Silgan Holdings, Inc.	900	25,020
Sonoco Products Co.	1,400	77,700
Southern Copper Corp.	1,200	51,768
Steel Dynamics, Inc.	3,500	158,165
Stepan Co.	200	17,402
Summit Materials, Inc., Class A(a)	1,300	23,634
SunCoke Energy, Inc.(a)	700	8,134
Tahoe Resources, Inc.(a)	3,600	10,044
TimkenSteel Corp.(a)	500	7,435
Tredegar Corp.	300	6,495
Trinseo S.A.	900	70,470
Tronox Ltd., Class A	1,000	11,950
UFP Technologies, Inc.(a)	100	3,675
United States Steel Corp.	2,500	76,200
US Concrete, Inc.(a)	200	9,170
Valvoline, Inc.	17,000	365,670
Verso Corp., Class A(a)	400	13,468
Vulcan Materials Co.	2,100	233,520
Warrior Met Coal, Inc.	400	10,816
Westlake Chemical Corp.	600	49,866
WestRock Co.	3,700	197,728
Worthington Industries, Inc.	500	21,680
WR Grace & Co.	1,100	78,606
Total Materials		20,691,839
REAL ESTATE – 3.3%
Acadia Realty Trust	900	25,227
Agree Realty Corp.	300	15,936
Alexander & Baldwin, Inc.	800	18,152
Alexander’s, Inc.	50	17,165
Alexandria Real Estate Equities, Inc.	1,700	213,843
American Assets Trust, Inc.	500	18,645
American Campus Communities, Inc.	2,200	90,552
American Homes 4 Rent, Class A	4,000	87,560
American Tower Corp.	6,700	973,510
Americold Realty Trust	1,800	45,036
Apartment Investment & Management Co., Class A	2,200	97,086
Apple Hospitality REIT, Inc.	3,600	62,964
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Armada Hoffler Properties, Inc.	500	$7,555
Ashford Hospitality Trust, Inc.	900	5,751
AvalonBay Communities, Inc.	2,100	380,415
Boston Properties, Inc.	4,353	535,811
Braemar Hotels & Resorts, Inc.	300	3,531
Brandywine Realty Trust	3,300	51,876
Brixmor Property Group, Inc.	5,000	87,550
Brookfield Property REIT, Inc., Class A	3,496	73,171
Camden Property Trust	1,400	130,998
CareTrust REIT, Inc.	900	15,939
CatchMark Timber Trust, Inc., Class A	500	5,715
CBL & Associates Properties, Inc.	1,900	7,581
CBRE Group, Inc., Class A(a)	4,800	211,680
Cedar Realty Trust, Inc.	1,000	4,660
Chatham Lodging Trust	500	10,445
Chesapeake Lodging Trust	700	22,449
City Office REIT, Inc.	400	5,048
Colony Capital, Inc.	10,300	62,727
Columbia Property Trust, Inc.	1,400	33,096
Community Healthcare Trust, Inc.	200	6,196
CoreCivic, Inc.	2,300	55,959
CorEnergy Infrastructure Trust, Inc.	100	3,758
CorePoint Lodging, Inc.(a)	450	8,752
CoreSite Realty Corp.	600	66,684
Corporate Office Properties Trust	1,800	53,694
Cousins Properties, Inc.	7,100	63,119
Crown Castle International Corp.	6,300	701,379
CubeSmart	2,900	82,737
Cushman & Wakefield PLC(a)	1,500	25,485
CyrusOne, Inc.	1,700	107,780
DDR Corp.	2,400	32,136
DiamondRock Hospitality Co.	2,300	26,841
Digital Realty Trust, Inc.	3,200	359,936
Douglas Emmett, Inc.	2,300	86,756
Duke Realty Corp.	5,700	161,709
Easterly Government Properties, Inc.	500	9,685
EastGroup Properties, Inc.	700	66,934
Empire State Realty Trust, Inc., Class A	1,500	24,915
EPR Properties	1,100	75,251
Equinix, Inc.	1,190	515,139

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   35

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Equity Commonwealth(a)	61,023	$1,958,228
Equity LifeStyle Properties, Inc.	1,300	125,385
Equity Residential	5,600	371,056
Essex Property Trust, Inc.	1,000	246,710
Extra Space Storage, Inc.	1,800	155,952
Farmland Partners, Inc.	400	2,680
Federal Realty Investment Trust	1,200	151,764
First Industrial Realty Trust, Inc.	2,200	69,080
Forest City Realty Trust, Inc., Class A	4,000	100,360
Four Corners Property Trust, Inc.	700	17,983
Franklin Street Properties Corp.	1,200	9,588
Front Yard Residential Corp.	600	6,510
FRP Holdings, Inc.(a)	100	6,210
Gaming and Leisure Properties, Inc.	2,800	98,700
GEO Group, Inc. (The)	2,300	57,868
Getty Realty Corp.	400	11,424
Gladstone Commercial Corp.	300	5,745
Global Net Lease, Inc.	800	16,680
Government Properties Income Trust	1,100	12,419
Gramercy Property Trust	2,600	71,344
HCP, Inc.	7,400	194,768
Healthcare Realty Trust, Inc.	30,546	893,776
Healthcare Trust of America, Inc., Class A	2,900	77,343
Hersha Hospitality Trust	400	9,068
HFF, Inc., Class A	400	16,992
Highwoods Properties, Inc.	1,700	80,342
Hospitality Properties Trust	2,700	77,868
Host Hotels & Resorts, Inc.	10,900	229,990
Howard Hughes Corp. (The)(a)	700	86,954
Hudson Pacific Properties, Inc.	2,400	78,528
Independence Realty Trust, Inc.	1,000	10,530
Industrial Logistics Properties Trust	200	4,602
InfraREIT, Inc.(a)	500	10,575
Investors Real Estate Trust	1,400	8,372
Invitation Homes, Inc.	5,000	114,550
Iron Mountain, Inc.	4,500	155,340
iStar, Inc.(a)	800	8,936
JBG SMITH Properties	1,500	55,245
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Jernigan Capital, Inc.	200	$3,858
Jones Lang LaSalle, Inc.	800	115,456
Kennedy-Wilson Holdings, Inc.	2,500	53,750
Kilroy Realty Corp.	1,600	114,704
Kimco Realty Corp.	6,300	105,462
Kite Realty Group Trust	900	14,985
Lamar Advertising Co., Class A	1,300	101,140
LaSalle Hotel Properties	1,900	65,721
Lexington Realty Trust	2,500	20,750
Liberty Property Trust	2,100	88,725
Life Storage, Inc.	700	66,612
LTC Properties, Inc.	500	22,055
Macerich Co. (The)	1,900	105,051
Mack-Cali Realty Corp.	1,000	21,260
Marcus & Millichap, Inc.(a)	200	6,942
MedEquities Realty Trust, Inc.	300	2,916
Medical Properties Trust, Inc.	6,000	89,460
Mid-America Apartment Communities, Inc.	1,800	180,324
Monmouth Real Estate Investment Corp.	900	15,048
National Health Investors, Inc.	500	37,795
National Retail Properties, Inc.	2,300	103,086
National Storage Affiliates Trust	600	15,264
New Senior Investment Group, Inc.	900	5,310
Newmark Group, Inc., Class A	300	3,357
NexPoint Residential Trust, Inc.	200	6,640
NorthStar Realty Europe Corp.	600	8,496
Omega Healthcare Investors, Inc.	2,800	91,756
One Liberty Properties, Inc.	200	5,556
Outfront Media, Inc.	1,600	31,920
Paramount Group, Inc.	3,900	58,851
Park Hotels & Resorts, Inc.	2,900	95,178
Pebblebrook Hotel Trust	800	29,096
Pennsylvania Real Estate Investment Trust	800	7,568
Physicians Realty Trust	3,400	57,324
Piedmont Office Realty Trust, Inc., Class A	1,600	30,288
PotlatchDeltic Corp.	1,200	49,140
Preferred Apartment Communities, Inc., Class A	400	7,032
Prologis, Inc.	9,530	646,039
PS Business Parks, Inc.	400	50,836

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Public Storage	2,300	$463,749
QTS Realty Trust, Inc., Class A	600	25,602
Ramco-Gershenson Properties Trust	900	12,240
Rayonier, Inc.	2,100	71,001
RE/MAX Holdings, Inc., Class A	200	8,870
Realogy Holdings Corp.	2,600	53,664
Realty Income Corp.	4,700	267,383
Redfin Corp.(a)	700	13,090
Regency Centers Corp.	2,300	148,741
Retail Opportunity Investments Corp.	1,200	22,404
Retail Properties of America, Inc., Class A	4,400	53,636
Retail Value, Inc.(a)	240	7,845
Rexford Industrial Realty, Inc.	1,600	51,136
RLJ Lodging Trust	2,900	63,887
RMR Group, Inc. (The), Class A	100	9,280
Ryman Hospitality Properties, Inc.	800	68,936
Sabra Health Care REIT, Inc.	3,100	71,672
Saul Centers, Inc.	100	5,600
SBA Communications Corp.(a)	1,700	273,071
Select Income REIT	700	15,358
Senior Housing Properties Trust	4,000	70,240
Seritage Growth Properties	300	14,247
Simon Property Group, Inc.	4,700	830,725
SL Green Realty Corp.	1,500	146,295
Spirit MTA REIT(a)	530	6,106
Spirit Realty Capital, Inc.	8,600	69,316
St Joe Co. (The)(a)	500	8,400
STAG Industrial, Inc.	1,900	52,250
STORE Capital Corp.	2,900	80,591
Stratus Properties, Inc.(a)	100	3,060
Summit Hotel Properties, Inc.	1,200	16,236
Sun Communities, Inc.	1,400	142,156
Sunstone Hotel Investors, Inc.	4,200	68,712
Tanger Factory Outlet Centers, Inc.	1,100	25,168
Taubman Centers, Inc.	1,000	59,830
Tejon Ranch Co.(a)	200	4,342
Terreno Realty Corp.	600	22,620
Tier REIT, Inc.	500	12,050
UDR, Inc.	4,300	173,849
UMH Properties, Inc.	400	6,256
Uniti Group, Inc.(a)	3,100	62,465
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Universal Health Realty Income Trust	100	$7,441
Urban Edge Properties	2,200	48,576
Urstadt Biddle Properties, Inc., Class A	300	6,387
Ventas, Inc.	5,700	309,966
VEREIT, Inc.	13,900	100,914
VICI Properties, Inc.	6,300	136,206
Vornado Realty Trust	2,700	197,100
Washington Prime Group, Inc.	2,100	15,330
Washington Real Estate Investment Trust	900	27,585
Weingarten Realty Investors	2,300	68,448
Welltower, Inc.	5,800	373,056
Weyerhaeuser Co.	11,700	377,559
Whitestone REIT	400	5,552
WP Carey, Inc.	1,700	109,327
Xenia Hotels & Resorts, Inc.	2,200	52,140
Total Real Estate		19,418,401
UTILITIES – 2.4%
AES Corp.	10,300	144,200
ALLETE, Inc.	900	67,509
Alliant Energy Corp.	3,600	153,252
Ameren Corp.	3,600	227,592
American Electric Power Co., Inc.	7,600	538,688
American States Water Co.	400	24,456
American Water Works Co., Inc.	5,772	507,763
Aqua America, Inc.	2,600	95,940
Artesian Resources Corp., Class A	100	3,678
Atlantic Power Corp.(a)	1,300	2,860
Atmos Energy Corp.	1,800	169,038
Avangrid, Inc.	700	33,551
Avista Corp.	1,100	55,616
Black Hills Corp.	1,000	58,090
California Water Service Group	7,092	304,247
CenterPoint Energy, Inc.	6,800	188,020
Chesapeake Utilities Corp.	200	16,780
Clearway Energy, Inc.	700	13,475
Clearway Energy, Inc., Class A	400	7,616
CMS Energy Corp.	4,200	205,800
Connecticut Water Service, Inc.	12,163	843,747
Consolidated Edison, Inc.	4,900	373,331
Dominion Energy, Inc.	10,100	709,828
DTE Energy Co.	2,700	294,651
Duke Energy Corp.	10,800	864,216

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   37

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Edison International	4,700	$318,096
El Paso Electric Co.	500	28,600
Entergy Corp.	2,700	219,051
Evergy, Inc.	4,194	230,335
Eversource Energy	4,700	288,768
Exelon Corp.	14,500	633,070
FirstEnergy Corp.	7,200	267,624
Hawaiian Electric Industries, Inc.	1,900	67,621
IDACORP, Inc.	900	89,307
MDU Resources Group, Inc.	2,800	71,932
MGE Energy, Inc.	400	25,540
Middlesex Water Co.	200	9,684
National Fuel Gas Co.	1,300	72,878
New Jersey Resources Corp.	1,600	73,760
NextEra Energy, Inc.	7,200	1,206,720
NiSource, Inc.	5,200	129,584
Northwest Natural Holding Co.	300	20,070
NorthWestern Corp.	600	35,196
NRG Energy, Inc.	4,800	179,520
OGE Energy Corp.	2,800	101,696
ONE Gas, Inc.	1,000	82,280
Ormat Technologies, Inc.	500	27,055
Otter Tail Corp.	500	23,950
Pattern Energy Group, Inc., Class A	900	17,883
PG&E Corp.	8,100	372,681
Pinnacle West Capital Corp.	1,800	142,524
PNM Resources, Inc.	1,400	55,230
Portland General Electric Co.	1,600	72,976
PPL Corp.	10,900	318,934
Public Service Enterprise Group, Inc.	7,800	411,762
SCANA Corp.	2,100	81,669
Sempra Energy	4,100	466,375
SJW Group	4,708	287,894
South Jersey Industries, Inc.	1,500	52,905
Southern Co. (The)	15,500	675,800
Southwest Gas Holdings, Inc.	700	55,321
Spire, Inc.	700	51,485
TerraForm Power, Inc., Class A	500	5,775
UGI Corp.	2,700	149,796
Unitil Corp.	200	10,180
Vectren Corp.	1,300	92,937
Vistra Energy Corp.(a)	5,900	146,792
WEC Energy Group, Inc.	4,700	313,772
Xcel Energy, Inc.	7,900	372,959
York Water Co. (The)	100	3,040

Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Total Utilities		$14,264,971
TOTAL COMMON STOCKS (Cost: $545,382,833)		578,682,357
RIGHTS – 0.0%(b)
MATERIALS – 0.0%(b)
A. Schulman, Inc.(a) (Cost $573)	300	600
SHORT-TERM INVESTMENTS – 2.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.87(c) (Cost: $16,637,821)	16,637,821	16,637,821
TOTAL INVESTMENTS – 100.1% (Cost: $562,021,227)		595,320,778
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(327,135)
NET ASSETS – 100.0%		$594,993,643

(a)
Non-income producing.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield at September 30, 2018.

ADR — American Depositary Receipt

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Domestic Equity Fund (concluded)

Futures contracts open at September 30, 2018:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 0.9%
E-Mini Russell 2000 Index	Long	250	12/21/2018	$425,200	$(4,706)
E-Mini S&P 500 Index	Long	1,550	12/21/2018	4,524,450	21,247
E-Mini S&P MidCap 400 Index	Long	300	12/21/2018	607,560	(4,687)
Total					$11,854

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Domestic Equity Fund
Assets:
Investments in Securities:
Common Stocks	$578,682,357	$—	$—	$578,682,357
Rights	—	600	—	600
Money Market Funds	16,637,821	—	—	16,637,821
Total Investments in Securities	$595,320,178	$600	$—	$595,320,778
Other Financial Instruments:
Futures Contracts(a)	$21,247	$—	$—	$21,247
Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(9,393)	$—	$—	$(9,393)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   39

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 94.3%
AUSTRALIA – 2.8%
AGL Energy Ltd.	4,003	$56,425
Alumina Ltd.	13,103	26,236
Amcor Ltd.	6,982	69,042
AMP Ltd.	15,622	36,023
APA Group	7,343	52,973
APN Outdoor Group Ltd.	173,980	837,571
Aristocrat Leisure Ltd.	3,452	70,966
ASX Ltd.	1,199	55,174
Aurizon Holdings Ltd.	10,783	32,035
AusNet Services	9,663	11,350
Australia & New Zealand Banking Group Ltd.	18,664	380,184
Bank of Queensland Ltd.	2,101	16,736
Bendigo & Adelaide Bank Ltd.	2,581	20,056
BHP Billiton Ltd.	20,401	510,684
BHP Billiton PLC	73,930	1,610,375
BlueScope Steel Ltd.	2,992	36,724
Boral Ltd.	6,275	31,343
Brambles Ltd.	9,688	76,332
Caltex Australia Ltd.	1,396	30,172
Challenger Ltd.	3,105	25,138
CIMIC Group Ltd.	521	19,342
Coca-Cola Amatil Ltd.	2,907	20,509
Cochlear Ltd.	308	44,670
Commonwealth Bank of Australia	11,155	575,807
Computershare Ltd.	2,473	35,663
Crown Resorts Ltd.	2,028	20,069
CSL Ltd.	2,875	417,945
Dexus	5,446	41,571
Domino’s Pizza Enterprises Ltd.	328	12,613
Flight Centre Travel Group Ltd.	298	11,451
Fortescue Metals Group Ltd.	8,334	23,615
Goodman Group	9,639	72,184
GPT Group (The)	9,644	36,320
GWA Group Ltd.	286,558	646,272
Harvey Norman Holdings Ltd.	2,981	7,585
Healthscope Ltd.	9,304	14,123
Incitec Pivot Ltd.	9,031	25,982
Insurance Australia Group Ltd.	14,072	74,459
LendLease Group	3,640	51,729
Macquarie Group Ltd.	2,122	193,331
Medibank Pvt Ltd.	14,742	31,010
Mirvac Group	19,864	34,604
MMG Ltd.(a)	12,000	6,208
Investments	Shares	Value
COMMON STOCKS – (continued)
AUSTRALIA – (continued)
National Australia Bank Ltd.	17,388	$349,542
Newcrest Mining Ltd.	4,631	64,975
Oil Search Ltd.	7,340	47,911
Orica Ltd.	2,018	24,842
Origin Energy Ltd.(a)	10,560	63,051
QBE Insurance Group Ltd.	8,376	67,327
Ramsay Health Care Ltd.	757	30,058
REA Group Ltd.	282	17,516
Santos Ltd.	10,035	52,663
Scentre Group	31,378	90,046
SEEK Ltd.	1,783	26,756
Sonic Healthcare Ltd.	2,149	38,695
South32 Ltd.	30,854	87,427
Stockland	13,031	39,091
Suncorp Group Ltd.	7,739	80,891
Sydney Airport	5,905	29,409
Tabcorp Holdings Ltd.	10,222	35,984
Telstra Corp. Ltd.	25,811	59,517
TPG Telecom Ltd.	1,984	12,248
Transurban Group	15,271	123,854
Treasury Wine Estates Ltd.	3,890	49,180
Vicinity Centres	17,616	33,362
Wesfarmers Ltd.	7,367	265,463
Westpac Banking Corp.	21,777	439,660
Woodside Petroleum Ltd.	6,116	170,560
Woolworths Group Ltd.	8,653	175,635
Total Australia		8,878,264
AUSTRIA – 0.3%
ANDRITZ AG	390	22,754
Erste Group Bank AG	22,979	954,602
OMV AG	788	44,272
Raiffeisen Bank International AG	792	22,805
voestalpine AG	614	28,088
Total Austria		1,072,521
BELGIUM – 0.6%
Ageas	1,180	63,447
Anheuser-Busch InBev S.A.	16,781	1,465,555
Colruyt S.A.	453	25,640
Groupe Bruxelles Lambert S.A.	512	53,680
KBC Group N.V.	1,495	111,263
Proximus SADP	1,106	26,427
Solvay S.A.	464	62,223
Telenet Group Holding N.V.(a)	432	23,785

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BELGIUM – (continued)
UCB S.A.	791	$71,083
Umicore S.A.	1,285	71,867
Total Belgium		1,974,970
BRAZIL – 1.0%
Ambev S.A.	28,700	130,333
Atacadao Distribuicao Comercio e Industria Ltda	3,700	13,569
B3 S.A. – Brasil Bolsa Balcao	13,100	75,904
Banco Bradesco S.A.	6,800	43,357
Banco do Brasil S.A.	5,900	43,024
Banco Santander Brasil S.A., (Unit)	3,200	28,295
BB Seguridade Participacoes S.A.	116,100	692,825
BR Malls Participacoes S.A.(a)	7,300	17,389
BRF S.A.(a)	5,200	28,288
CCR S.A.	9,200	19,272
Centrais Eletricas Brasileiras S.A.(a)	2,900	11,137
Cia de Saneamento Basico do Estado de Sao Paulo	73,900	431,665
Cia Siderurgica Nacional S.A.(a)	6,300	14,570
Cielo S.A.	226,300	686,428
Cosan S.A. Industria e Comercio	1,600	12,840
EDP – Energias do Brasil S.A.	3,400	10,768
Embraer S.A.	4,800	23,569
Engie Brasil Energia S.A.	1,600	14,057
Equatorial Energia S.A.	1,300	18,496
Fibria Celulose S.A.	1,800	33,660
Hypera S.A.	2,900	20,480
IRB Brasil Resseguros S/A	1,800	29,617
JBS S.A.	9,400	21,833
Klabin S.A., (Unit)	5,200	25,610
Kroton Educacional S.A.	10,400	29,357
Localiza Rent a Car S.A.	3,900	21,970
Lojas Renner S.A.	5,000	38,380
M Dias Branco S.A.	1,200	11,704
Magazine Luiza S.A.	900	27,297
Multiplan Empreendimentos Imobiliarios S.A.	2,700	12,509
Natura Cosmeticos S.A.	2,400	16,865
Odontoprev S.A.	3,300	10,467
Petrobras Distribuidora S.A.	4,000	19,314
Petroleo Brasileiro S.A.	18,600	111,594
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Porto Seguro S.A.	1,100	$16,149
Raia Drogasil S.A.	1,700	30,489
Rumo S.A.(a)	8,100	30,045
Sul America S.A., (Unit)	2,400	15,451
Suzano Papel e Celulose S.A.	3,100	36,906
TIM Participacoes S.A.	6,800	19,751
Ultrapar Participacoes S.A.	2,600	24,033
Vale S.A.	20,700	306,614
WEG S.A.	6,900	33,744
Total Brazil		3,259,625
BRITAIN – 12.4%
3i Group PLC	6,509	79,850
Admiral Group PLC	1,976	53,571
AG Barr PLC	69,964	656,576
Anglo American PLC	7,143	160,415
Aon PLC	11,500	1,768,470
Ashtead Group PLC	3,225	102,438
Associated British Foods PLC	2,376	70,919
AstraZeneca PLC	8,024	623,639
Auto Trader Group PLC	8,746	50,910
Aviva PLC	24,864	158,636
Babcock International Group PLC	3,653	34,424
BAE Systems PLC	19,742	162,058
Barclays PLC	112,224	251,267
Barratt Developments PLC	7,428	54,895
Berkeley Group Holdings PLC	952	45,650
Bloomsbury Publishing PLC	207,222	599,607
BP PLC	127,626	980,287
British American Tobacco PLC	47,109	2,200,951
British Land Co. PLC (The)	6,675	53,663
BT Group PLC	52,873	155,265
Bunzl PLC	2,315	72,809
Burberry Group PLC	2,827	74,247
Centrica PLC	38,250	77,226
Close Brothers Group PLC	38,800	800,048
CNH Industrial N.V.	6,958	83,613
Coca-Cola European Partners PLC	19,800	900,306
Compass Group PLC	137,143	3,049,513
ConvaTec Group PLC	12,314	37,300
Croda International PLC	938	63,599
Dart Group PLC	62,217	756,198
Diageo PLC	37,928	1,344,148

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   41

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Direct Line Insurance Group PLC	10,458	$44,151
easyJet PLC	1,415	24,234
Experian PLC	47,468	1,219,145
Fiat Chrysler Automobiles N.V.(a)	6,845	120,355
G4S PLC	13,305	41,967
Genus PLC	21,329	664,425
GlaxoSmithKline PLC	31,397	628,903
Gooch & Housego PLC	34,362	793,857
Hammerson PLC	6,239	37,138
Hargreaves Lansdown PLC	1,996	58,145
Howden Joinery Group PLC	94,592	578,113
HSBC Holdings PLC	128,870	1,125,058
Imperial Brands PLC	5,839	203,278
Informa PLC	106,204	1,055,085
InterContinental Hotels Group PLC	1,219	75,947
International Consolidated Airlines Group S.A.	4,789	41,157
Intertek Group PLC	1,084	70,531
ITV PLC	26,054	53,604
J Sainsbury PLC	13,793	57,853
John Wood Group PLC	5,328	53,584
Johnson Matthey PLC	1,348	62,584
Kingfisher PLC	15,327	51,541
Land Securities Group PLC	5,213	60,024
Legal & General Group PLC	37,600	128,499
Lloyds Banking Group PLC	460,232	355,541
London Stock Exchange Group PLC	1,995	119,249
Marks & Spencer Group PLC	12,304	46,315
Meggitt PLC	6,155	45,439
Melrose Industries PLC	332,537	866,424
Merlin Entertainments PLC	7,920	41,333
Micro Focus International PLC	3,170	59,064
Mondi PLC	2,539	69,628
National Grid PLC	20,476	211,212
Next PLC	970	69,461
Pearson PLC	5,491	63,697
Persimmon PLC	2,097	64,641
Porvair PLC	108,426	693,893
Prudential PLC	122,078	2,799,655
Reckitt Benckiser Group PLC	13,196	1,206,729
RELX PLC(a)	6,107	128,303
RELX PLC	57,780	1,217,017
Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Rio Tinto Ltd.	2,753	$156,733
Rio Tinto PLC	7,720	390,415
Rolls-Royce Holdings PLC	10,669	137,308
Royal Bank of Scotland Group PLC	30,976	100,935
Royal Mail PLC	6,994	43,492
RSA Insurance Group PLC	110,845	830,734
Sage Group PLC (The)	7,541	57,637
Schroders PLC	988	39,856
Segro PLC	7,169	59,597
Severn Trent PLC	1,822	43,910
Sky PLC	6,610	148,962
Smith & Nephew PLC	5,698	103,938
Smiths Group PLC	2,778	54,150
SSE PLC	6,851	102,333
St James’s Place PLC	3,772	56,244
Stallergenes Greer PLC(a)	18,190	649,425
Standard Chartered PLC	17,643	146,346
Standard Life Aberdeen PLC	17,988	71,720
SThree PLC	147,595	725,255
Taylor Wimpey PLC	23,658	52,976
Tesco PLC	59,635	186,392
Travis Perkins PLC	2,644	36,719
Unilever N.V.	26,285	1,463,806
Unilever PLC	34,979	1,922,144
United Utilities Group PLC	5,067	46,494
Vodafone Group PLC	170,084	364,676
Weir Group PLC (The)	1,817	41,753
Whitbread PLC	1,271	78,143
Wm Morrison Supermarkets PLC	16,546	55,942
WPP PLC	8,038	117,811
Total Britain		39,115,123
CANADA – 5.6%
Agnico Eagle Mines Ltd.	1,600	54,653
Alimentation Couche-Tard, Inc., Class B	2,800	140,060
AltaGas Ltd.	1,900	30,229
ARC Resources Ltd.	2,600	28,986
Atco Ltd., Class I	1,100	32,149
Aurora Cannabis, Inc.(a)	5,000	48,039
Australis Capital, Inc.(a)	147	263
Bank of Montreal	4,200	346,431
Bank of Nova Scotia (The)	7,600	453,005
Barrick Gold Corp.	7,600	84,082

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
BCE, Inc.	1,000	$40,514
BlackBerry Ltd.(a)	3,600	40,748
Bombardier, Inc., Class B(a)	13,800	49,146
Brookfield Asset Management, Inc., Class A	27,800	1,237,349
CAE, Inc.	2,300	46,689
Cameco Corp.	37,800	431,072
Canadian Imperial Bank of Commerce	2,900	271,735
Canadian National Railway Co.	14,200	1,274,169
Canadian Natural Resources Ltd.	8,100	264,638
Canadian Pacific Railway Ltd.	900	190,382
Canadian Tire Corp. Ltd., Class A	500	58,584
Canadian Utilities Ltd., Class A	1,000	24,589
CCL Industries, Inc., Class B	1,000	45,074
Cenovus Energy, Inc.	6,700	67,278
CGI Group, Inc., Class A(a)	1,600	103,161
CI Financial Corp.	1,900	30,170
Constellation Software, Inc.	100	73,539
Crescent Point Energy Corp.	4,100	26,092
Dollarama, Inc.	2,000	63,005
Emera, Inc.	900	27,983
Empire Co., Ltd.	1,900	34,627
Enbridge, Inc.	10,900	351,730
Encana Corp.	6,500	85,197
Fairfax Financial Holdings Ltd.	200	108,658
Finning International, Inc.	1,200	29,311
First Capital Realty, Inc.	2,000	30,194
First Quantum Minerals Ltd.	4,400	50,110
Fortis, Inc.	2,800	90,786
Franco-Nevada Corp.	1,200	75,067
George Weston Ltd.	400	30,278
Gildan Activewear, Inc.	1,500	45,639
Goldcorp, Inc.	5,800	59,093
Great-West Lifeco, Inc.	2,000	48,527
H&R Real Estate Investment Trust	1,600	24,614
Heroux-Devtek, Inc.(a)	60,265	722,256
Husky Energy, Inc.	2,400	42,142
Hydro One Ltd.	2,800	42,575
IGM Financial, Inc.	700	19,239
Imperial Oil Ltd.	1,900	61,487
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Industrial Alliance Insurance & Financial Services, Inc.	800	$31,990
Intact Financial Corp.	1,100	91,464
Inter Pipeline Ltd.	2,500	43,355
Keyera Corp.	1,400	37,513
Kinross Gold Corp.(a)	9,000	24,527
Laurentian Bank of Canada	19,343	637,953
Linamar Corp.	400	18,429
Loblaw Cos. Ltd.	1,200	61,651
Lundin Mining Corp.	5,000	26,478
Magna International, Inc.	2,200	115,565
Manulife Financial Corp.	13,000	232,393
Methanex Corp.	500	39,469
Metro, Inc.	1,900	59,104
National Bank of Canada	27,400	1,368,462
Nutrien Ltd.	3,900	225,186
Onex Corp.	800	54,708
Open Text Corp.	1,900	72,299
Pembina Pipeline Corp.	3,200	108,735
Power Corp. of Canada	2,300	49,966
Power Financial Corp.	1,700	38,945
PrairieSky Royalty Ltd.	2,100	36,890
Restaurant Brands International, Inc.	1,500	88,817
RioCan Real Estate Investment Trust	1,200	22,929
Rogers Communications, Inc., Class B	21,500	1,105,752
Royal Bank of Canada	9,100	729,465
Saputo, Inc.	1,700	50,566
Seven Generations Energy Ltd., Class A(a)	2,700	32,191
Shaw Communications, Inc., Class B	3,100	60,409
ShawCor Ltd.	33,921	648,403
Shopify, Inc., Class A(a)	600	98,618
SmartCentres Real Estate Investment Trust	600	14,173
SNC-Lavalin Group, Inc.	1,500	61,166
Sun Life Financial, Inc.	3,800	151,070
Suncor Energy, Inc.	60,000	2,321,682
Teck Resources Ltd., Class B	3,200	77,123
TELUS Corp.	1,600	58,976
Thomson Reuters Corp.	1,900	86,700
Toronto-Dominion Bank (The)	11,700	710,977
Tourmaline Oil Corp.	2,000	35,211

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   43

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
TransCanada Corp.	5,900	$238,713
Turquoise Hill Resources Ltd.(a)	11,400	24,271
Vermilion Energy, Inc.	1,100	36,245
West Fraser Timber Co., Ltd.	400	22,765
Wheaton Precious Metals Corp.	2,900	50,741
WSP Global, Inc.	800	43,783
Total Canada		17,681,172
CHILE – 0.1%
Aguas Andinas S.A., Class A	13,997	7,756
Antofagasta PLC	3,095	34,491
Banco de Chile	136,055	20,827
Banco de Credito e Inversiones S.A.	236	15,714
Banco Santander Chile	353,053	28,208
Cencosud S.A.	7,663	18,232
Cia Cervecerias Unidas S.A.	791	11,026
Colbun S.A.	42,241	9,074
Empresa Nacional de Telecomunicaciones S.A.	808	6,854
Empresas CMPC S.A.	6,691	26,954
Empresas COPEC S.A.	2,087	32,201
Enel Americas S.A.	153,768	23,655
Enel Chile S.A.	150,167	15,032
Itau CorpBanca	822,850	8,452
Latam Airlines Group S.A.	1,623	15,425
SACI Falabella	3,899	31,710
Total Chile		305,611
CHINA – 4.5%
3SBio, Inc.	5,500	9,246
51job, Inc., ADR(a)	200	15,398
58.com, Inc., ADR(a)	5,000	368,000
AAC Technologies Holdings, Inc.	4,000	41,541
Agile Group Holdings Ltd.	8,000	11,302
Agricultural Bank of China Ltd., Class H	177,000	86,823
Air China Ltd., Class H	10,000	9,657
Alibaba Group Holding Ltd., ADR(a)	7,400	1,219,224
Aluminum Corp. of China Ltd., Class H(a)	22,000	9,780
Angang Steel Co., Ltd., Class H	12,000	10,730
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Anhui Conch Cement Co., Ltd., Class H	6,500	$39,232
ANTA Sports Products Ltd.	6,000	28,780
Autohome, Inc., ADR	300	23,223
AviChina Industry & Technology Co., Ltd., Class H	11,000	7,251
BAIC Motor Corp. Ltd., Class H	9,000	7,208
Baidu, Inc., ADR(a)	1,800	411,624
Bank of China Ltd., Class H	512,000	227,604
Bank of Communications Co., Ltd., Class H	47,000	35,242
BBMG Corp., Class H	28,000	9,586
Beijing Capital International Airport Co., Ltd., Class H	10,000	12,148
BYD Co., Ltd., Class H	3,500	25,127
BYD Electronic International Co., Ltd.	3,500	5,151
CGN Power Co., Ltd., Class H	57,000	13,543
China Cinda Asset Management Co., Ltd., Class H	47,000	11,888
China CITIC Bank Corp. Ltd., Class H	48,000	30,719
China Coal Energy Co., Ltd., Class H	25,000	10,539
China Communications Construction Co., Ltd., Class H	24,000	24,526
China Communications Services Corp. Ltd., Class H	12,000	11,052
China Conch Venture Holdings Ltd.	8,500	29,642
China Construction Bank Corp., Class H	610,000	532,986
China Eastern Airlines Corp. Ltd., Class H	14,000	8,978
China Everbright Bank Co., Ltd., Class H	14,000	6,206
China Evergrande Group	18,000	50,470
China Galaxy Securities Co., Ltd., Class H	18,000	8,393
China Huarong Asset Management Co., Ltd., Class H	54,000	9,933
China International Capital Corp. Ltd., Class H	7,600	14,038
China Life Insurance Co., Ltd., Class H	44,000	99,934

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
China Literature Ltd.(a)	800	$5,028
China Longyuan Power Group Corp. Ltd., Class H	17,000	14,289
China Medical System Holdings Ltd.	7,000	9,729
China Merchants Bank Co., Ltd., Class H	26,500	107,647
China Minsheng Banking Corp. Ltd., Class H	35,400	26,273
China Molybdenum Co., Ltd., Class H	21,000	8,799
China National Building Material Co., Ltd., Class H	20,000	17,756
China Oilfield Services Ltd., Class H	10,000	10,845
China Pacific Insurance Group Co., Ltd., Class H	14,200	54,780
China Petroleum & Chemical Corp., Class H	170,000	170,253
China Railway Construction Corp. Ltd., Class H	10,500	14,164
China Railway Group Ltd., Class H	21,000	20,817
China Railway Signal & Communication Corp. Ltd., Class H	16,000	11,323
China Reinsurance Group Corp., Class H	59,000	11,682
China Resources Pharmaceutical Group Ltd.	10,000	15,865
China Shenhua Energy Co., Ltd., Class H	18,000	41,112
China Southern Airlines Co., Ltd., Class H	10,000	6,400
China Telecom Corp. Ltd., Class H	74,000	36,771
China Tower Corp. Ltd., Class H(a)	258,000	37,901
China Vanke Co., Ltd., Class H	6,300	20,843
China Zhongwang Holdings Ltd.	20,000	9,785
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	7,107
CIFI Holdings Group Co., Ltd.	18,000	8,278
CITIC Securities Co., Ltd., Class H	12,000	21,338
CNOOC Ltd.	117,000	231,658
COSCO SHIPPING Holdings Co., Ltd., Class H(a)	13,000	5,397
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Country Garden Holdings Co., Ltd.	40,000	$50,432
CRRC Corp. Ltd.	22,000	20,094
CSPC Pharmaceutical Group Ltd.	26,000	55,199
Ctrip.com International Ltd., ADR(a)	2,700	100,359
Dali Foods Group Co., Ltd.	10,000	7,192
Datang International Power Generation Co., Ltd., Class H	36,000	9,105
Dongfeng Motor Group Co., Ltd., Class H	14,000	14,414
ENN Energy Holdings Ltd.	4,000	34,745
Fosun International Ltd.	14,000	24,680
Future Land Development Holdings Ltd.	8,000	5,181
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	10,176
GDS Holdings Ltd., ADR(a)	400	14,052
Geely Automobile Holdings Ltd.	26,000	51,812
Genscript Biotech Corp.(a)	6,000	10,132
GF Securities Co., Ltd., Class H	7,200	9,234
GOME Retail Holdings Ltd.(a)	58,000	5,927
Great Wall Motor Co., Ltd., Class H	16,500	10,518
Greatview Aseptic Packaging Co., Ltd.	1,095,000	697,982
Greentown China Holdings Ltd.	9,000	8,404
Guangzhou Automobile Group Co., Ltd., Class H	16,800	18,606
Guangzhou R&F Properties Co., Ltd.	5,200	9,552
Guotai Junan Securities Co., Ltd., Class H	3,000	6,170
Haitian International Holdings Ltd.	3,000	6,676
Haitong Securities Co., Ltd., Class H	17,200	15,644
Hengan International Group Co., Ltd.	4,000	36,892
Huaneng Power International, Inc., Class H	22,000	14,473
Huaneng Renewables Corp. Ltd., Class H	26,000	7,739

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   45

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Huatai Securities Co., Ltd., Class H(a)	8,800	$12,613
Huazhu Group Ltd., ADR	800	25,840
Industrial & Commercial Bank of China Ltd., Class H	444,000	324,421
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,500	12,600
JD.com, Inc., ADR(a)	4,200	109,578
Jiangsu Expressway Co., Ltd., Class H	6,000	7,695
Jiangxi Copper Co., Ltd., Class H	7,000	8,164
Kaisa Group Holdings Ltd.	25,000	8,016
Kingdee International Software Group Co., Ltd.	14,000	15,237
Kingsoft Corp. Ltd.	4,000	7,624
KWG Property Holding Ltd.	9,500	8,689
Legend Holdings Corp., Class H	3,700	11,343
Lenovo Group Ltd.	38,000	27,766
Logan Property Holdings Co., Ltd.	10,000	11,292
Longfor Properties Co., Ltd.	8,000	20,643
Luye Pharma Group Ltd.	12,000	10,761
Meitu, Inc.(a)	7,000	4,900
Metallurgical Corp. of China Ltd., Class H	35,000	9,836
Minth Group Ltd.	4,000	16,504
Momo, Inc., ADR(a)	1,100	48,180
NetEase, Inc., ADR	500	114,125
New China Life Insurance Co., Ltd., Class H	4,400	21,105
New Oriental Education & Technology Group, Inc., ADR	900	66,609
Noah Holdings Ltd., ADR(a)	100	4,214
People’s Insurance Co. Group of China Ltd. (The), Class H	37,000	16,637
PetroChina Co., Ltd., Class H	142,000	115,003
PICC Property & Casualty Co., Ltd., Class H	36,000	42,492
Ping An Insurance Group Co. of China Ltd., Class H	193,500	1,965,069
Postal Savings Bank of China Co., Ltd., Class H	14,000	8,817
Semiconductor Manufacturing International Corp.(a)	16,000	17,250
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	$11,849
Shanghai Electric Group Co., Ltd., Class H	16,000	5,702
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	9,852
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	4,900	6,713
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	11,743
Shenzhou International Group Holdings Ltd.	4,000	51,301
Shui On Land Ltd.	42,500	9,881
Sihuan Pharmaceutical Holdings Group Ltd.	47,000	9,606
SINA Corp.(a)	400	27,792
Sino-Ocean Group Holding Ltd.	16,000	7,051
Sinopec Engineering Group Co., Ltd., Class H	13,500	15,417
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	10,991
Sinopharm Group Co., Ltd., Class H	6,400	31,312
Sinotrans Ltd., Class H	22,000	8,965
Sinotruk Hong Kong Ltd.	7,500	16,325
SOHO China Ltd.	11,000	4,272
Sunac China Holdings Ltd.	13,000	40,021
Sunny Optical Technology Group Co., Ltd.	3,800	43,833
TAL Education Group, ADR(a)	2,000	51,420
Tencent Holdings Ltd.	97,100	4,008,855
Tingyi Cayman Islands Holding Corp.	10,000	18,369
Tong Ren Tang Technologies Co., Ltd., Class H	7,000	10,247
TravelSky Technology Ltd., Class H	5,000	12,998
Tsingtao Brewery Co., Ltd., Class H	2,000	9,402
Uni-President China Holdings Ltd.	12,000	12,800
Vipshop Holdings Ltd., ADR(a)	2,200	13,728
Want Want China Holdings Ltd.	27,000	22,729

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Weibo Corp., ADR(a)	300	$21,939
Weichai Power Co., Ltd., Class H	10,000	12,391
Wuxi Biologics Cayman, Inc.(a)	3,000	30,332
Xinyi Solar Holdings Ltd.	37,411	11,517
Yangzijiang Shipbuilding Holdings Ltd.	12,800	11,610
Yanzhou Coal Mining Co., Ltd., Class H	10,000	11,586
Yestar Healthcare Holdings Co., Ltd.	1,930,000	537,457
Yum China Holdings, Inc.	2,100	73,731
Yuzhou Properties Co., Ltd.	19,000	7,718
YY, Inc., ADR(a)	300	22,476
Zhejiang Expressway Co., Ltd., Class H	8,000	6,653
ZhongAn Online P&C Insurance Co., Ltd., Class H(a)	1,800	7,346
Zhongsheng Group Holdings Ltd.	3,000	7,304
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	16,559
Zijin Mining Group Co., Ltd., Class H	30,000	11,535
ZTE Corp., Class H(a)	8,000	14,654
Total China		14,018,959
COLOMBIA – 0.0%(b)
Bancolombia S.A.	1,808	19,466
Cementos Argos S.A.	4,456	11,581
Ecopetrol S.A.	33,853	46,047
Grupo Argos S.A.	2,532	13,930
Grupo de Inversiones Suramericana S.A.	1,799	21,106
Interconexion Electrica S.A. ESP	3,772	17,034
Total Colombia		129,164
CZECH – 0.0%(b)
CEZ A/S	864	22,095
Komercni banka A/S	407	16,708
Moneta Money Bank A/S	2,599	9,568
Total Czech		48,371
DENMARK – 1.3%
AP Moller – Maersk A/S, Class A	26	34,105
AP Moller – Maersk A/S, Class B	42	58,983
Investments	Shares	Value
COMMON STOCKS – (continued)
DENMARK – (continued)
Brodrene Hartmann A/S	10,574	$581,143
Carlsberg A/S, Class B	11,320	1,357,787
Chr Hansen Holding A/S	637	64,663
Coloplast A/S, Class B	754	77,103
Danske Bank A/S	4,542	119,297
DSV A/S	1,179	107,200
Genmab A/S(a)	398	62,586
H Lundbeck A/S	494	30,511
ISS A/S	1,152	40,535
Novo Nordisk A/S, Class B	11,520	542,379
Novozymes A/S, Class B	1,438	78,942
Orsted A/S	1,209	82,126
Pandora A/S	731	45,650
Royal Unibrew A/S	8,686	715,392
Tryg A/S	966	24,049
Vestas Wind Systems A/S	1,288	87,111
William Demant Holding A/S(a)	761	28,602
Total Denmark		4,138,164
EGYPT – 0.0%(b)
Commercial International Bank Egypt SAE	5,597	26,236
Eastern Tobacco	4,815	5,025
Total Egypt		31,261
FINLAND – 0.8%
Elisa Oyj	934	39,614
Fortum Oyj	2,764	69,285
Kone Oyj, Class B	2,026	108,252
Metso Oyj	772	27,374
Neste Oyj	802	66,299
Nokia Oyj	35,307	195,825
Nokian Renkaat Oyj	805	32,984
Orion Oyj, Class B	806	30,526
Sampo Oyj, Class A	23,714	1,227,978
Stora Enso Oyj, Class R	3,409	65,208
UPM-Kymmene Oyj	3,178	124,716
Vaisala Oyj, Class A	24,759	534,684
Wartsila Oyj Abp	2,811	54,798
Total Finland		2,577,543
FRANCE – 8.0%
Accor S.A.	1,312	67,360
Aeroports de Paris	222	49,978
Air Liquide S.A.	8,588	1,129,726
Airbus SE	3,701	464,855
Alstom S.A.	1,145	51,169

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   47

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Amundi S.A.	12,354	$925,737
Arkema S.A.	492	60,951
Atos SE	633	75,332
AXA S.A.	12,168	327,055
BioMerieux	372	31,011
BNP Paribas S.A.	7,287	445,957
Bollore S.A.	7,558	32,644
Bouygues S.A.	1,523	65,833
Bureau Veritas S.A.	1,976	51,001
Capgemini SE	10,707	1,347,560
Carrefour S.A.	4,141	79,331
Casino Guichard Perrachon S.A.	797	33,517
Cie de Saint-Gobain	20,403	879,925
Cie Generale des Etablissements Michelin SCA	6,769	809,100
CNP Assurances	1,719	41,434
Coface S.A.(a)	64,953	616,130
Covivio	330	34,387
Credit Agricole S.A.	7,399	106,403
Danone S.A.	3,941	305,199
Dassault Aviation S.A.	18	33,313
Dassault Systemes SE	8,932	1,335,202
Edenred	1,597	60,873
Eiffage S.A.	543	60,624
Electricite de France S.A.	4,265	74,897
Engie S.A.	11,269	165,707
Essilor International Cie Generale d’Optique S.A.	1,284	190,001
Eurazeo S.A.	394	31,038
Eutelsat Communications S.A.	1,535	36,286
Faurecia S.A.	779	46,887
Gecina S.A.	366	61,107
Getlink	3,531	45,096
Hermes International	201	133,162
ICADE	379	35,027
Iliad S.A.	241	31,479
Imerys S.A.	342	25,254
Ingenico Group S.A.	480	36,470
Ipsen S.A.	292	49,091
JCDecaux S.A.	1,098	40,157
Kering S.A.	497	266,420
Klepierre S.A.	1,609	57,034
L’Oreal S.A.	1,612	388,734
Lectra	25,643	668,400
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Legrand S.A.	1,691	$123,258
LVMH Moet Hennessy Louis Vuitton SE	5,462	1,931,669
Natixis S.A.	7,008	47,551
Orange S.A.	12,191	194,410
Pernod Ricard S.A.	1,293	212,125
Peugeot S.A.	3,877	104,567
Publicis Groupe S.A.	1,409	84,217
Remy Cointreau S.A.	224	29,181
Renault S.A.	1,228	106,220
Rexel S.A.	2,542	38,176
Robertet S.A.	1,065	667,720
Safran S.A.	20,905	2,929,602
Sanofi	7,120	632,897
Schneider Electric SE	3,381	272,038
SCOR SE	1,263	58,656
SEB S.A.	211	35,914
Societe BIC S.A.	303	27,739
Societe Generale S.A.	23,680	1,016,441
Sodexo S.A.	641	67,978
Suez	2,870	40,786
Teleperformance	405	76,412
Thales S.A.	705	100,149
TOTAL S.A.	26,891	1,743,426
Ubisoft Entertainment S.A.(a)	553	59,981
Unibail-Rodamco-Westfield(a)	5,747	58,658
Unibail-Rodamco-Westfield	612	123,084
Valeo S.A.	16,552	718,742
Veolia Environnement S.A.	3,763	75,104
Vinci S.A.	15,367	1,463,390
Vivendi S.A.	6,439	165,743
Wendel S.A.	299	44,505
Total France		25,154,193
GERMANY – 4.5%
1&1 Drillisch AG	434	21,113
adidas AG	1,231	301,430
Allianz SE	2,789	621,729
Axel Springer SE	410	27,586
BASF SE	12,927	1,148,931
Bayer AG	5,913	525,263
Bayerische Motoren Werke AG	2,027	182,887
Beiersdorf AG	683	77,064
Brenntag AG	1,092	67,400
Commerzbank AG(a)	6,839	71,265
Continental AG	680	118,388

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Covestro AG	1,238	$100,415
Daimler AG	5,802	366,124
Delivery Hero AG(a)	776	37,318
Deutsche Bank AG	12,360	141,038
Deutsche Boerse AG	1,199	160,648
Deutsche Lufthansa AG	1,781	43,755
Deutsche Post AG	6,005	214,113
Deutsche Telekom AG	20,897	336,884
Deutsche Wohnen SE	2,336	112,069
E.ON SE	13,809	140,769
Evonik Industries AG	1,269	45,454
Fraport AG Frankfurt Airport Services Worldwide	353	31,190
Fresenius Medical Care AG & Co. KGaA	1,359	139,768
Fresenius SE & Co. KGaA	16,354	1,200,790
GEA Group AG	1,312	46,735
Gerresheimer AG	8,541	721,428
Hannover Rueck SE	438	61,889
HeidelbergCement AG	989	77,302
Henkel AG & Co. KGaA	703	74,643
Hochtief AG	178	29,512
Hugo Boss AG	493	37,961
Infineon Technologies AG	6,952	157,962
Innogy SE(a)	1,077	45,704
K+S AG	1,543	32,390
KION Group AG	550	33,806
KWS S.A.A. t SE	1,728	667,093
Lanxess AG	642	47,020
Linde AG	1,214	287,118
MAN SE	312	33,925
Merck KGaA	866	89,487
METRO AG	1,714	26,866
MTU Aero Engines AG	362	81,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	949	210,175
OSRAM Licht AG	771	30,669
ProSiebenSat.1 Media SE	1,762	45,764
Puma SE	69	34,048
RWE AG	3,506	86,501
SAF-Holland S.A.	37,600	568,395
SAP SE	24,116	2,967,989
Siemens AG	4,844	620,566
Siemens Healthineers AG(a)	1,150	50,571
Symrise AG	847	77,316
Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Telefonica Deutschland Holding AG	7,077	$29,917
thyssenkrupp AG	2,936	74,108
TUI AG	3,048	58,519
Uniper SE	1,559	47,985
United Internet AG	886	41,919
Volkswagen AG	250	43,568
Vonovia SE	3,046	148,818
Wirecard AG	743	161,059
Zalando SE(a)	856	33,304
Total Germany		14,117,003
GREECE – 0.0%(b)
Alpha Bank AE(a)	7,437	10,698
Eurobank Ergasias S.A.(a)	9,946	7,495
Hellenic Telecommunications Organization S.A.	1,312	16,101
JUMBO S.A.	546	8,114
National Bank of Greece S.A.(a)	2,937	5,967
OPAP S.A.	1,195	12,543
Piraeus Bank S.A.(a)	1,519	3,316
Titan Cement Co. S.A.	248	6,148
Total Greece		70,382
HONG KONG – 3.3%
AIA Group Ltd.	167,000	1,491,157
Alibaba Health Information Technology Ltd.(a)	18,000	17,636
Alibaba Pictures Group Ltd.(a)	70,000	9,568
ASM Pacific Technology Ltd.	1,600	16,290
Bank of East Asia Ltd. (The)	6,600	24,618
Beijing Enterprises Holdings Ltd.	2,500	14,020
Beijing Enterprises Water Group Ltd.	30,000	15,980
BOC Hong Kong Holdings Ltd.	25,000	118,799
Brilliance China Automotive Holdings Ltd.	16,000	25,875
China Agri-Industries Holdings Ltd.	27,000	10,416
China Everbright International Ltd.	17,814	15,383
China Everbright Ltd.	4,000	7,164
China First Capital Group Ltd.(a)	22,000	11,803
China Gas Holdings Ltd.	9,400	26,597
China Jinmao Holdings Group Ltd.	28,000	12,733

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   49

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
China Mengniu Dairy Co., Ltd.	15,000	$49,915
China Merchants Port Holdings Co., Ltd.	8,000	15,309
China Mobile Ltd.	39,000	384,353
China Overseas Land & Investment Ltd.	26,000	81,371
China Power International Development Ltd.	49,000	10,891
China Resources Beer Holdings Co., Ltd.	8,000	32,140
China Resources Cement Holdings Ltd.	14,000	16,292
China Resources Gas Group Ltd.	4,000	16,274
China Resources Land Ltd.	18,000	63,002
China Resources Power Holdings Co., Ltd.	10,000	17,679
China State Construction International Holdings Ltd.	10,000	10,564
China Taiping Insurance Holdings Co., Ltd.	8,600	30,156
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	10,873
China Travel International Investment Hong Kong Ltd.	26,000	8,370
China Unicom Hong Kong Ltd.	32,000	37,689
Chong Sing Holdings FinTech Gr(a)	124,000	6,653
CITIC Ltd.	31,000	46,173
CK Asset Holdings Ltd.	15,500	116,324
CK Hutchison Holdings Ltd.	17,500	201,639
CK Infrastructure Holdings Ltd.	3,500	27,720
CLP Holdings Ltd.	11,000	128,782
COSCO SHIPPING Ports Ltd.	8,000	8,799
Dairy Farm International Holdings Ltd.	2,300	20,700
Far East Horizon Ltd.	12,000	11,420
Fullshare Holdings Ltd.	37,500	18,012
Galaxy Entertainment Group Ltd.	16,000	101,477
GCL-Poly Energy Holdings Ltd.(a)	70,000	4,918
Guangdong Investment Ltd.	16,000	28,410
Haier Electronics Group Co., Ltd.	7,000	19,001
Hang Lung Group Ltd.	5,000	13,285
Hang Lung Properties Ltd.	11,000	21,499
Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Hang Seng Bank Ltd.	4,500	$122,210
Henderson Land Development Co., Ltd.	6,600	33,176
HK Electric Investments & HK Electric Investments Ltd.	14,000	14,128
HKT Trust & HKT Ltd.	20,000	27,490
Hong Kong & China Gas Co., Ltd.	54,500	108,188
Hong Kong Exchanges & Clearing Ltd.	7,700	220,327
Hongkong Land Holdings Ltd.	6,300	41,706
Hysan Development Co., Ltd.	3,000	15,156
Jardine Matheson Holdings Ltd.	1,500	94,125
Jardine Strategic Holdings Ltd.	1,200	43,560
Jiayuan International Group Ltd.	8,107	13,877
Kerry Properties Ltd.	3,500	11,870
Kingboard Chemical Holdings Ltd.	3,500	11,423
Kingboard Laminates Holdings Ltd.	5,500	4,876
Kunlun Energy Co., Ltd.	18,000	20,947
Lee & Man Paper Manufacturing Ltd.	8,000	7,419
Li & Fung Ltd.	32,000	7,154
Link REIT	14,500	142,715
Mandarin Oriental International Ltd.	272,900	559,445
Melco Resorts & Entertainment Ltd., ADR	1,300	27,495
MTR Corp. Ltd.	8,000	42,103
New World Development Co., Ltd.	32,000	43,657
Nine Dragons Paper Holdings Ltd.	9,000	9,726
NWS Holdings Ltd.	8,000	15,819
PCCW Ltd.	23,000	13,397
Pico Far East Holdings Ltd.	1,468,000	577,573
Power Assets Holdings Ltd.	7,500	52,214
Shanghai Industrial Holdings Ltd.	3,000	6,645
Shangri-La Asia Ltd.	6,000	8,921
Shenzhen International Holdings Ltd.	7,000	14,450
Shenzhen Investment Ltd.	34,000	10,858
Shimao Property Holdings Ltd.	6,500	16,208

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Sino Biopharmaceutical Ltd.	36,000	$33,570
Sino Land Co., Ltd.	16,000	27,429
Sitoy Group Holdings Ltd.	2,776,000	833,330
SJM Holdings Ltd.	11,000	10,173
Skyworth Digital Holdings Ltd.	24,000	6,775
SmarTone Telecommunications Holdings Ltd.	631,000	839,899
SSY Group Ltd.	8,000	7,726
Sun Art Retail Group Ltd.	13,000	16,905
Sun Hung Kai Properties Ltd.	9,500	138,343
Swire Pacific Ltd., Class A	2,500	27,384
Swire Properties Ltd.	6,200	23,483
Techtronic Industries Co., Ltd.	84,000	536,512
Towngas China Co., Ltd.	11,000	9,625
Vinda International Holdings Ltd.	371,000	639,790
Vitasoy International Holdings Ltd.	232,000	791,278
Wasion Group Holdings Ltd.	1,156,000	584,767
WH Group Ltd.	47,000	33,081
Wharf Holdings Ltd. (The)	7,000	19,046
Wharf Real Estate Investment Co., Ltd.	7,000	45,156
Wheelock & Co., Ltd.	4,000	23,990
Yue Yuen Industrial Holdings Ltd.	4,000	11,113
Yuexiu Property Co., Ltd.	34,000	6,080
Total Hong Kong		10,382,042
HUNGARY – 0.0%(b)
MOL Hungarian Oil & Gas PLC	1,974	21,267
OTP Bank Nyrt	1,274	47,215
Richter Gedeon Nyrt	748	13,995
Total Hungary		82,477
INDIA – 1.4%
Dr Reddy’s Laboratories Ltd., ADR	6,000	207,600
GAIL India Ltd., GDR	8,000	253,600
ICICI Bank Ltd., ADR	190,200	1,614,798
Infosys Ltd., ADR	40,000	406,800
Larsen & Toubro Ltd., GDR	12,000	208,080
Mahindra & Mahindra Ltd., GDR	16,000	187,200
Reliance Industries Ltd., GDR	14,000	480,900
State Bank of India, GDR(a)	6,000	221,700
Tata Motors Ltd., ADR(a)	12,000	184,320
Investments	Shares	Value
COMMON STOCKS – (continued)
INDIA – (continued)
Tata Steel Ltd., GDR	27,000	$213,840
Vedanta Ltd., ADR	18,000	230,400
Wipro Ltd., ADR	40,000	208,400
Total India		4,417,638
INDONESIA – 0.4%
Adaro Energy Tbk PT	77,000	9,482
Astra International Tbk PT	108,400	53,467
Bank Central Asia Tbk PT	66,400	107,611
Bank Danamon Indonesia Tbk PT	18,000	8,697
Bank Mandiri Persero Tbk PT	99,900	45,085
Bank Negara Indonesia Persero Tbk PT	39,900	19,814
Bank Rakyat Indonesia Persero Tbk PT	297,100	62,803
Charoen Pokphand Indonesia Tbk PT	39,500	13,453
Gudang Garam Tbk PT	2,600	12,920
Hanjaya Mandala Sampoerna Tbk PT	49,800	12,866
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	18,862
Indocement Tunggal Prakarsa Tbk PT	9,900	12,291
Indofood CBP Sukses Makmur Tbk PT	12,500	7,403
Indofood Sukses Makmur Tbk PT	23,500	9,304
Kalbe Farma Tbk PT	112,900	10,455
Matahari Department Store Tbk PT	13,300	6,181
Perusahaan Gas Negara Persero Tbk	58,400	8,818
Semen Indonesia Persero Tbk PT	15,900	10,590
Surya Citra Media Tbk PT	31,300	3,938
Telekomunikasi Indonesia Persero Tbk PT	269,800	65,904
Telekomunikasi Indonesia Persero Tbk PT, ADR	28,100	687,888
Unilever Indonesia Tbk PT	8,200	25,877
United Tractors Tbk PT	9,000	19,931
Total Indonesia		1,233,640
IRELAND – 2.0%
Accenture PLC, Class A	7,600	1,293,520
AerCap Holdings N.V.(a)	1,000	57,520
CRH PLC	4,981	163,085

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   51

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
IRELAND – (continued)
DCC PLC	638	$57,919
Grafton Group PLC, (Unit)	66,907	660,590
Irish Continental Group PLC, (Unit)	106,255	641,511
James Hardie Industries PLC	2,362	35,786
Kerry Group PLC, Class A	995	109,806
Medtronic PLC	22,400	2,203,488
Paddy Power Betfair PLC	430	36,374
Ryanair Holdings PLC, ADR(a)	10,240	983,450
Total Ireland		6,243,049
ISLE OF MAN – 0.0%(b)
GVC Holdings PLC	4,004	47,935
ISRAEL – 0.3%
Azrieli Group Ltd.	227	11,658
Bank Hapoalim BM	5,709	41,812
Bank Leumi Le-Israel BM	54,204	357,496
Bezeq The Israeli Telecommunication Corp. Ltd.	11,102	12,767
Check Point Software Technologies Ltd.(a)	900	105,903
Elbit Systems Ltd.	126	15,976
Frutarom Industries Ltd.	207	21,426
Israel Chemicals Ltd.	3,764	22,973
Mizrahi Tefahot Bank Ltd.	747	13,086
Nice Ltd.(a)	325	36,767
Teva Pharmaceutical Industries Ltd., ADR	6,300	135,702
Total Israel		775,566
ITALY – 1.0%
Assicurazioni Generali SpA	7,517	129,867
Atlantia SpA	3,297	68,406
Banca IFIS SpA	26,621	599,622
Biesse SpA	17,904	636,927
Davide Campari-Milano SpA	4,870	41,474
Enel SpA	53,222	272,633
Eni SpA	16,609	313,980
Ferrari N.V.	798	109,885
Intesa Sanpaolo SpA	91,952	234,981
Leonardo SpA	3,508	42,277
Luxottica Group SpA	1,174	79,767
Mediobanca Banca di Credito Finanziario SpA	4,838	48,330
Moncler SpA	1,287	55,438
Pirelli & C SpA(a)	3,701	31,059
Investments	Shares	Value
COMMON STOCKS – (continued)
ITALY – (continued)
Poste Italiane SpA	4,376	$34,966
Prysmian SpA	1,853	43,158
Recordati SpA	918	31,080
Snam SpA	16,109	67,126
Telecom Italia SpA/Milano(a)	81,443	49,455
Telecom Italia SpA/Milano	52,245	28,109
Terna Rete Elettrica Nazionale SpA	10,390	55,503
UniCredit SpA	12,374	186,252
Total Italy		3,160,295
JAPAN – 16.0%
ABC-Mart, Inc.	300	16,687
Acom Co., Ltd.	3,800	15,318
Aeon Co., Ltd.	3,600	86,736
AEON Financial Service Co., Ltd.	900	18,638
Aeon Mall Co., Ltd.	900	15,462
Air Water, Inc.	1,100	20,186
Aisin Seiki Co., Ltd.	1,000	48,671
Ajinomoto Co., Inc.	2,900	49,784
Alfresa Holdings Corp.	1,300	34,783
Alps Electric Co., Ltd.	1,100	27,940
Amada Holdings Co., Ltd.	2,400	25,622
ANA Holdings, Inc.	800	27,953
Aozora Bank Ltd.	800	28,587
Ariake Japan Co., Ltd.	7,700	767,831
Asahi Glass Co., Ltd.	1,100	45,648
Asahi Group Holdings Ltd.	2,100	91,027
Asahi Kasei Corp.	7,400	112,218
Asics Corp.	1,200	17,891
Astellas Pharma, Inc.	58,700	1,023,969
Bandai Namco Holdings, Inc.	1,300	50,515
Bank of Kyoto Ltd. (The)	400	20,877
Benesse Holdings, Inc.	600	17,083
Bridgestone Corp.	4,000	151,135
Brother Industries Ltd.	1,500	29,625
Calbee, Inc.	600	19,750
Canon, Inc.	6,500	206,522
Casio Computer Co., Ltd.	1,400	22,882
Central Japan Railway Co.	900	187,414
Chiba Bank Ltd. (The)	3,700	25,270
Chubu Electric Power Co., Inc.	3,800	57,475
Chugai Pharmaceutical Co., Ltd.	1,300	83,524

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Chugoku Electric Power Co., Inc. (The)	2,000	$25,700
Coca-Cola Bottlers Japan Holdings, Inc.	900	24,080
Concordia Financial Group Ltd.	6,500	31,865
Credit Saison Co., Ltd.	1,200	19,571
CyberAgent, Inc.	600	31,949
CYBERDYNE, Inc.(a)	1,100	8,684
Dai Nippon Printing Co., Ltd.	1,600	37,205
Dai-ichi Life Holdings, Inc.	7,200	149,900
Daicel Corp.	2,000	23,235
Daifuku Co., Ltd.	700	35,672
Daiichi Sankyo Co., Ltd.	3,800	164,716
Daikin Industries Ltd.	1,600	212,991
Daiseki Co., Ltd.	26,600	735,117
Daito Trust Construction Co., Ltd.	400	51,452
Daiwa House Industry Co., Ltd.	57,900	1,716,311
Daiwa House REIT Investment Corp.	12	27,449
Daiwa Securities Group, Inc.	10,000	60,834
DeNA Co., Ltd.	900	15,898
Denso Corp.	2,600	137,277
Dentsu, Inc.	1,300	60,297
Disco Corp.	200	33,480
Don Quijote Holdings Co., Ltd.	42,200	2,135,628
East Japan Railway Co.	2,000	185,795
Eisai Co., Ltd.	1,500	146,013
Electric Power Development Co., Ltd.	1,000	27,680
EPS Holdings, Inc.	32,000	682,133
FamilyMart UNY Holdings Co., Ltd.	500	52,059
FANUC Corp.	1,200	226,228
Fast Retailing Co., Ltd.	400	203,908
Fuji Electric Co., Ltd.	800	32,037
FUJIFILM Holdings Corp.	2,200	99,041
Fujitec Co., Ltd.	59,100	792,196
Fujitsu Ltd.	1,200	85,506
Fukuoka Financial Group, Inc.	1,000	27,504
Hakuhodo DY Holdings, Inc.	1,600	28,065
Hamamatsu Photonics KK	900	35,843
Hankyu Hanshin Holdings, Inc.	1,400	49,657
Hikari Tsushin, Inc.	200	39,535
Hino Motors Ltd.	2,000	21,898
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Hirose Electric Co., Ltd.	200	$21,862
Hisamitsu Pharmaceutical Co., Inc.	400	30,664
Hitachi Chemical Co., Ltd.	900	18,322
Hitachi Construction Machinery Co., Ltd.	800	26,756
Hitachi High-Technologies Corp.	500	17,228
Hitachi Ltd.	6,400	217,427
Hitachi Metals Ltd.	1,700	21,052
Honda Motor Co., Ltd.	10,600	320,836
Hoshizaki Corp.	9,800	1,014,328
Hoya Corp.	2,500	148,521
Hulic Co., Ltd.	2,200	21,590
Idemitsu Kosan Co., Ltd.	900	47,606
IHI Corp.	1,000	37,889
Iida Group Holdings Co., Ltd.	1,100	19,566
Inpex Corp.	6,100	76,076
Isetan Mitsukoshi Holdings Ltd.	2,300	28,239
Isuzu Motors Ltd.	3,500	55,171
ITOCHU Corp.	9,300	170,252
J Front Retailing Co., Ltd.	1,700	26,378
Japan Airlines Co., Ltd.	800	28,755
Japan Airport Terminal Co., Ltd.	400	18,201
Japan Exchange Group, Inc.	3,100	54,022
Japan Post Bank Co., Ltd.	2,800	33,096
Japan Post Holdings Co., Ltd.	10,600	126,133
Japan Prime Realty Investment Corp.	6	21,387
Japan Real Estate Investment Corp.	8	41,964
Japan Retail Fund Investment Corp.	18	32,651
Japan Tobacco, Inc.	7,200	187,953
JFE Holdings, Inc.	2,800	64,246
JGC Corp.	1,400	32,111
JSR Corp.	1,400	26,134
JTEKT Corp.	1,600	23,418
JXTG Holdings, Inc.	21,600	163,169
Kajima Corp.	3,000	43,593
Kakaku.com, Inc.	1,000	19,556
Kamigumi Co., Ltd.	900	19,835
Kaneka Corp.	400	18,483
Kansai Electric Power Co., Inc. (The)	4,300	64,829

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   53

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Kansai Paint Co., Ltd.	1,100	$20,273
Kao Corp.	15,800	1,275,737
Kawasaki Heavy Industries Ltd.	1,000	28,208
KDDI Corp.	78,400	2,165,971
Keihan Holdings Co., Ltd.	700	26,738
Keikyu Corp.	1,600	29,164
Keio Corp.	600	32,846
Keisei Electric Railway Co., Ltd.	900	31,685
Keyence Corp.	600	348,425
Kikkoman Corp.	900	53,547
Kintetsu Group Holdings Co., Ltd.	1,000	40,222
Kintetsu World Express, Inc.	30,900	592,327
Kirin Holdings Co., Ltd.	4,800	122,978
Kobayashi Pharmaceutical Co., Ltd.	300	22,074
Kobe Steel Ltd.	2,400	21,334
Koito Manufacturing Co., Ltd.	700	45,960
Komatsu Ltd.	6,100	185,545
Konami Holdings Corp.	600	23,499
Konica Minolta, Inc.	3,200	34,022
Kose Corp.	200	38,109
Kubota Corp.	47,700	810,673
Kuraray Co., Ltd.	1,900	28,562
Kurita Water Industries Ltd.	700	20,393
Kyocera Corp.	1,900	114,047
Kyowa Hakko Kirin Co., Ltd.	1,700	31,854
Kyushu Electric Power Co., Inc.	2,300	27,753
Kyushu Railway Co.	1,100	33,498
Lawson, Inc.	300	18,271
LINE Corp.(a)	500	21,123
Lion Corp.	1,600	35,543
LIXIL Group Corp.	1,700	32,737
M3, Inc.	2,600	58,993
Mabuchi Motor Co., Ltd.	300	12,106
Makita Corp.	33,600	1,682,662
Mani, Inc.	15,000	731,385
Marubeni Corp.	9,500	86,957
Marui Group Co., Ltd.	40,400	997,022
Maruichi Steel Tube Ltd.	500	16,304
Mazda Motor Corp.	3,500	42,017
McDonald’s Holdings Co. Japan Ltd.	400	17,567
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Mebuki Financial Group, Inc.	5,400	$18,678
Medipal Holdings Corp.	1,200	25,041
MEIJI Holdings Co., Ltd.	700	47,008
Minebea Mitsumi, Inc.	2,500	45,327
MISUMI Group, Inc.	1,700	43,989
Mitsubishi Chemical Holdings Corp.	7,700	73,700
Mitsubishi Corp.	8,800	271,156
Mitsubishi Electric Corp.	12,100	165,760
Mitsubishi Estate Co., Ltd.	7,900	134,332
Mitsubishi Gas Chemical Co., Inc.	1,200	25,548
Mitsubishi Heavy Industries Ltd.	1,800	69,500
Mitsubishi Materials Corp.	800	23,904
Mitsubishi Motors Corp.	4,400	31,058
Mitsubishi Tanabe Pharma Corp.	1,700	28,428
Mitsubishi UFJ Financial Group, Inc.	75,100	468,697
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	18,842
Mitsui & Co., Ltd.	11,000	195,613
Mitsui Chemicals, Inc.	1,200	30,005
Mitsui Fudosan Co., Ltd.	5,200	123,066
Mitsui OSK Lines Ltd.	800	23,341
Mizuho Financial Group, Inc.	156,700	273,349
MS&AD Insurance Group Holdings, Inc.	2,700	90,158
Murata Manufacturing Co., Ltd.	1,100	169,086
Nabtesco Corp.	800	21,264
Nagoya Railroad Co., Ltd.	1,200	29,720
NEC Corp.	1,600	44,218
Nexon Co., Ltd.(a)	65,800	859,998
NGK Insulators Ltd.	1,800	29,688
NGK Spark Plug Co., Ltd.	1,100	32,045
NH Foods Ltd.	700	25,845
Nidec Corp.	9,200	1,323,482
Nikon Corp.	2,100	39,460
Nintendo Co., Ltd.	700	255,430
Nippon Building Fund, Inc.	8	46,259
Nippon Electric Glass Co., Ltd.	700	22,025
Nippon Express Co., Ltd.	500	32,829
Nippon Paint Holdings Co., Ltd.	900	33,586

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Nippon Prologis REIT, Inc.	12	$23,753
Nippon Steel & Sumitomo Metal Corp.	4,500	95,192
Nippon Telegraph & Telephone Corp.	4,500	203,256
Nippon Yusen KK	1,100	20,689
Nissan Chemical Industries Ltd.	800	42,246
Nissan Motor Co., Ltd.	15,400	144,146
Nisshin Seifun Group, Inc.	1,400	30,681
Nissin Foods Holdings Co., Ltd.	400	27,495
Nitori Holdings Co., Ltd.	500	71,708
Nitto Denko Corp.	1,000	74,952
NOK Corp.	500	8,586
Nomura Holdings, Inc.	20,500	97,917
Nomura Real Estate Holdings, Inc.	1,000	20,190
Nomura Real Estate Master Fund, Inc.	25	34,149
Nomura Research Institute Ltd.	700	35,363
NSK Ltd.	2,600	29,794
NTT Data Corp.	4,000	55,378
NTT DOCOMO, Inc.	8,700	233,924
Obayashi Corp.	4,100	38,828
Obic Co., Ltd.	400	37,845
Odakyu Electric Railway Co., Ltd.	1,900	44,950
Oji Holdings Corp.	5,000	36,305
Olympus Corp.	1,800	70,261
Omron Corp.	1,200	50,695
Ono Pharmaceutical Co., Ltd.	2,200	62,251
Oracle Corp. Japan	300	24,186
Oriental Land Co., Ltd.	1,200	125,471
ORIX Corp.	49,500	802,491
Osaka Gas Co., Ltd.	2,300	44,858
Otsuka Corp.	700	26,122
Otsuka Holdings Co., Ltd.	2,300	115,931
Panasonic Corp.	14,600	170,068
Park24 Co., Ltd.	800	24,186
Persol Holdings Co., Ltd.	1,300	30,492
Pola Orbis Holdings, Inc.	600	21,915
Rakuten, Inc.	5,000	38,321
Recruit Holdings Co., Ltd.	7,100	236,958
Renesas Electronics Corp.(a)	5,200	32,494
Resona Holdings, Inc.	12,700	71,347
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Ricoh Co., Ltd.	4,400	$47,245
Rinnai Corp.	300	22,866
Rion Co., Ltd.	5,900	130,857
Rohm Co., Ltd.	600	43,725
Ryohin Keikaku Co., Ltd.	200	59,497
Sakata Seed Corp.	18,400	662,348
Sankyo Co., Ltd.	400	15,649
Santen Pharmaceutical Co., Ltd.	2,400	38,043
SBI Holdings, Inc.	1,400	43,496
Secom Co., Ltd.	1,200	97,821
Sega Sammy Holdings, Inc.	1,300	19,165
Seibu Holdings, Inc.	1,600	28,770
Seiko Epson Corp.	1,900	32,408
Sekisui Chemical Co., Ltd.	2,400	44,274
Sekisui House Ltd.	3,700	56,418
Seven & i Holdings Co., Ltd.	4,900	218,219
Seven Bank Ltd.	5,200	16,430
SG Holdings Co., Ltd.	800	20,961
Sharp Corp.	1,200	24,387
Shimadzu Corp.	1,300	40,732
Shimamura Co., Ltd.	200	18,976
Shimano, Inc.	500	80,576
Shimizu Corp.	3,600	32,857
Shin-Etsu Chemical Co., Ltd.	11,500	1,018,725
Shinsei Bank Ltd.	31,300	511,566
Shionogi & Co., Ltd.	1,600	104,545
Shiseido Co., Ltd.	2,500	193,606
Shizuoka Bank Ltd. (The)	2,800	25,136
SHO-BOND Holdings Co., Ltd.	10,300	831,289
Showa Denko KK	1,000	55,184
Showa Shell Sekiyu KK	1,400	29,659
SMC Corp.	400	128,006
SoftBank Group Corp.	5,200	524,943
Sohgo Security Services Co., Ltd.	500	21,981
Sompo Holdings, Inc.	1,900	80,920
Sony Corp.	42,300	2,593,397
Sony Financial Holdings, Inc.	1,200	26,446
Stanley Electric Co., Ltd.	800	27,354
Start Today Co., Ltd.	1,200	36,332
Subaru Corp.	4,200	128,639
SUMCO Corp.	1,600	23,207
Sumitomo Chemical Co., Ltd.	9,000	52,676
Sumitomo Corp.	7,600	126,722

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   55

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Sumitomo Dainippon Pharma Co., Ltd.	1,200	$27,555
Sumitomo Electric Industries Ltd.	4,400	69,009
Sumitomo Heavy Industries Ltd.	800	28,551
Sumitomo Metal Mining Co., Ltd.	1,400	49,115
Sumitomo Mitsui Financial Group, Inc.	38,800	1,566,069
Sumitomo Mitsui Trust Holdings, Inc.	2,000	82,309
Sumitomo Realty & Development Co., Ltd.	2,000	71,818
Sumitomo Rubber Industries Ltd.	1,300	19,508
Sundrug Co., Ltd.	600	21,413
Suntory Beverage & Food Ltd.	900	38,101
Suzuken Co. Ltd/Aichi Japan	500	23,719
Suzuki Motor Corp.	2,300	131,741
Sysmex Corp.	1,000	86,076
T&D Holdings, Inc.	3,400	56,108
Taiheiyo Cement Corp.	800	25,101
Taisei Corp.	1,300	59,268
Taisho Pharmaceutical Holdings Co., Ltd.	300	36,675
Taiyo Nippon Sanso Corp.	1,100	16,458
Takashimaya Co., Ltd.	1,000	16,890
Takeda Pharmaceutical Co., Ltd.	4,700	201,080
Tayca Corp.	10,478	249,178
TDK Corp.	800	87,238
Teijin Ltd.	1,300	24,931
Terumo Corp.	1,800	106,619
THK Co., Ltd.	800	20,363
Tobu Railway Co., Ltd.	1,200	35,487
Toho Co., Ltd.	800	25,101
Toho Gas Co., Ltd.	600	22,786
Tohoku Electric Power Co., Inc.	2,800	38,000
Tokio Marine Holdings, Inc.	4,400	218,296
Tokyo Century Corp.	300	18,641
Tokyo Electric Power Co. Holdings, Inc.(a)	9,000	44,200
Tokyo Electron Ltd.	1,000	137,388
Tokyo Gas Co., Ltd.	2,400	58,986
Tokyo Tatemono Co., Ltd.	1,500	18,298
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Tokyu Corp.	3,100	$56,696
Tokyu Fudosan Holdings Corp.	3,600	25,094
Toppan Printing Co., Ltd.	1,500	24,093
Toray Industries, Inc.	94,700	711,375
Toshiba Corp.(a)	4,400	127,214
Tosoh Corp.	1,600	24,644
TOTO Ltd.	900	37,348
Toyo Seikan Group Holdings Ltd.	1,200	24,893
Toyo Suisan Kaisha Ltd.	700	27,139
Toyoda Gosei Co., Ltd.	600	14,813
Toyota Industries Corp.	900	53,230
Toyota Motor Corp.	14,400	899,208
Toyota Tsusho Corp.	1,300	49,085
Transcosmos, Inc.	26,400	668,016
Trend Micro, Inc.	700	45,036
Tsuruha Holdings, Inc.	300	36,939
Unicharm Corp.	2,400	79,380
United Urban Investment Corp.	20	31,385
USS Co., Ltd.	1,500	27,843
West Japan Railway Co.	1,000	69,715
Yahoo Japan Corp.	20,100	72,354
Yakult Honsha Co., Ltd.	700	57,358
Yamada Denki Co., Ltd.	4,700	23,785
Yamaguchi Financial Group, Inc.	2,000	21,792
Yamaha Corp.	23,600	1,250,414
Yamaha Motor Co., Ltd.	1,800	50,458
Yamato Holdings Co., Ltd.	1,900	58,328
Yamazaki Baking Co., Ltd.	900	18,013
Yaskawa Electric Corp.	1,400	41,586
Yokogawa Electric Corp.	1,600	33,839
Yokohama Rubber Co., Ltd. (The)	900	19,399
Total Japan		50,414,292
JERSEY – 0.0%(b)
Randgold Resources Ltd.	695	49,370
LUXEMBOURG – 0.3%
ArcelorMittal	4,178	130,003
Eurofins Scientific SE	90	51,098
Millicom International Cellular S.A.	354	20,334
Reinet Investments SCA	1,198	22,290
RTL Group S.A.	357	25,471

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
LUXEMBOURG – (continued)
SES S.A.	2,751	$60,367
Tenaris S.A.	44,073	738,397
Total Luxembourg		1,047,960
MACAU – 0.0%(b)
MGM China Holdings Ltd.	5,200	8,237
Sands China Ltd.	16,800	76,077
Wynn Macau Ltd.	8,400	19,314
Total Macau		103,628
MALAYSIA – 0.2%
AirAsia Group Bhd	8,000	6,109
Alliance Bank Malaysia Bhd	5,400	5,454
AMMB Holdings Bhd	8,900	8,882
Axiata Group Bhd	14,500	15,977
CIMB Group Holdings Bhd	24,700	35,870
Dialog Group Bhd	16,600	13,999
DiGi.Com Bhd	16,600	19,334
Gamuda Bhd	9,200	7,469
Genting Bhd	12,400	23,401
Genting Malaysia Bhd	15,900	19,171
HAP Seng Consolidated Bhd	3,300	7,894
Hartalega Holdings Bhd	7,100	11,357
Hong Leong Bank Bhd	3,500	17,405
Hong Leong Financial Group Bhd	1,200	5,596
IHH Healthcare Bhd	11,000	13,848
IJM Corp. Bhd	15,500	6,742
IOI Corp. Bhd	11,800	12,945
Kuala Lumpur Kepong Bhd	2,600	15,681
Malayan Banking Bhd	23,100	54,645
Malaysia Airports Holdings Bhd	4,400	9,462
Maxis Bhd	10,500	14,817
MISC Bhd	7,200	10,543
Nestle Malaysia Bhd	300	10,613
Petronas Chemicals Group Bhd	12,800	28,950
Petronas Dagangan Bhd	1,300	8,249
Petronas Gas Bhd	3,700	16,897
PPB Group Bhd	3,000	12,164
Press Metal Aluminium Holdings Bhd	7,100	8,338
Public Bank Bhd	17,300	104,506
RHB Bank Bhd	4,300	5,611
Sime Darby Bhd	12,700	8,009
Sime Darby Plantation Bhd	12,700	16,264
Investments	Shares	Value
COMMON STOCKS – (continued)
MALAYSIA – (continued)
SP Setia Bhd Group	8,000	$5,219
Telekom Malaysia Bhd	6,000	4,668
Tenaga Nasional Bhd	18,200	67,989
Top Glove Corp. Bhd	4,200	10,818
YTL Corp. Bhd	23,400	7,068
Total Malaysia		651,964
MEXICO – 0.8%
Alfa S.A.B. de C.V., Class A	23,600	30,342
Alsea S.A.B. de C.V.	7,000	23,775
America Movil S.A.B. de C.V., Series L	204,000	164,059
Arca Continental S.A.B. de C.V.	2,400	15,490
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,060	23,547
Cemex S.A.B. de C.V., (Unit)(a)	95,000	66,856
Coca-Cola Femsa S.A.B. de C.V., Series L	4,100	25,070
El Puerto de Liverpool S.A.B. de C.V.	1,000	7,514
Fibra Uno Administracion S.A. de C.V.	24,300	32,138
Fomento Economico Mexicano S.A.B. de C.V.	12,100	119,707
Fresnillo PLC	2,783	29,795
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	829,000	723,393
Gruma S.A.B. de C.V., Class B	1,820	23,137
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	30,633
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	32,898
Grupo Bimbo S.A.B. de C.V., Series A	13,100	27,874
Grupo Carso S.A.B. de C.V., Series A1	2,400	7,990
Grupo Financiero Banorte S.A.B. de C.V.	15,700	113,576
Grupo Financiero Inbursa S.A.B. de C.V.	18,100	28,455
Grupo Mexico S.A.B. de C.V., Series B	20,400	58,712
Grupo Televisa S.A.B., Series CPO, (Unit)	16,000	56,856

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   57

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MEXICO – (continued)
Industrias Penoles S.A.B. de C.V.	745	$12,818
Infraestructura Energetica Nova S.A.B. de C.V.	2,900	14,412
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	328,800	583,315
Mexichem S.A.B. de C.V.	8,400	28,759
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	12,985
Wal-Mart de Mexico S.A.B. de C.V.	33,100	100,411
Total Mexico		2,394,517
NETHERLANDS – 4.0%
ABN AMRO Group N.V.	33,276	905,993
Aegon N.V.	12,692	82,345
Akzo Nobel N.V.	10,488	980,743
ASML Holding N.V.	2,601	485,901
Corbion N.V.	20,732	673,985
EXOR N.V.	799	53,638
Heineken Holding N.V.	782	70,819
Heineken N.V.	11,908	1,116,571
ING Groep N.V.	24,859	322,799
KAS Bank N.V.	51,100	442,006
Koninklijke Ahold Delhaize N.V.	7,685	176,223
Koninklijke DSM N.V.	1,167	123,625
Koninklijke KPN N.V.	23,589	62,226
Koninklijke Philips N.V.	6,159	280,566
Koninklijke Vopak N.V.	650	32,029
NN Group N.V.	2,128	94,950
NXP Semiconductors N.V.(a)	2,100	179,550
QIAGEN N.V.(a)	1,632	61,772
Randstad N.V.	877	46,819
Royal Dutch Shell PLC, Class A	102,483	3,521,741
Royal Dutch Shell PLC, Class B	24,127	845,614
Sligro Food Group N.V.	13,620	581,937
Wolters Kluwer N.V.	25,322	1,578,198
Total Netherlands		12,720,050
NEW ZEALAND – 0.1%
a2 Milk Co., Ltd.(a)	4,330	32,318
Auckland International Airport Ltd.	5,130	24,823
Fisher & Paykel Healthcare Corp. Ltd.	3,054	30,466
Investments	Shares	Value
COMMON STOCKS – (continued)
NEW ZEALAND – (continued)
Fletcher Building Ltd.(a)	4,568	$19,803
Meridian Energy Ltd.	6,860	14,937
Ryman Healthcare Ltd.	2,141	19,868
Spark New Zealand Ltd.	9,822	26,368
Total New Zealand		168,583
NORWAY – 1.2%
Aker BP ASA	673	28,561
Borregaard ASA	63,585	651,573
DNB ASA	6,127	128,920
Equinor ASA	56,003	1,579,197
Gjensidige Forsikring ASA	1,071	18,055
Marine Harvest ASA	2,230	51,662
Norsk Hydro ASA	7,199	43,218
Orkla ASA	4,363	36,861
Schibsted ASA, Class B	525	18,191
Telenor ASA	61,480	1,201,839
Yara International ASA	951	46,704
Total Norway		3,804,781
PERU – 0.0%(b)
Cia de Minas Buenaventura S.A.A., ADR	1,000	13,410
Credicorp Ltd.	400	89,232
Southern Copper Corp.	500	21,570
Total Peru		124,212
PHILIPPINES – 0.1%
Aboitiz Equity Ventures, Inc.	10,560	9,577
Aboitiz Power Corp.	7,900	4,891
Alliance Global Group, Inc.(a)	21,900	5,059
Ayala Corp.	1,330	22,844
Ayala Land, Inc.	39,400	29,205
Bank of the Philippine Islands	4,800	7,400
BDO Unibank, Inc.	10,520	23,326
Globe Telecom, Inc.	180	7,329
GT Capital Holdings, Inc.	481	7,300
JG Summit Holdings, Inc.	15,340	15,317
Jollibee Foods Corp.	2,320	11,035
Manila Electric Co.	1,210	7,614
Metro Pacific Investments Corp.	75,900	6,673
Metropolitan Bank & Trust Co.	4,260	5,283
PLDT, Inc.	465	11,619
SM Investments Corp.	1,290	21,584
SM Prime Holdings, Inc.	73,300	49,043
Universal Robina Corp.	4,720	12,623
Total Philippines		257,722

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
POLAND – 0.1%
Alior Bank S.A.(a)	484	$8,271
Bank Handlowy w Warszawie S.A.	181	3,790
Bank Millennium S.A.(a)	3,247	8,147
Bank Polska Kasa Opieki S.A.	843	24,283
Bank Zachodni WBK S.A.	186	18,949
CCC S.A.	154	9,190
CD Projekt S.A.(a)	360	18,289
Cyfrowy Polsat S.A.(a)	3,198	19,291
Dino Polska S.A.(a)	262	7,078
Grupa Lotos S.A.	495	10,080
Jastrzebska Spolka Weglowa S.A.(a)	283	5,082
KGHM Polska Miedz S.A.(a)	749	18,101
LPP S.A.	7	16,376
mBank S.A.	79	9,591
Orange Polska S.A.(a)	3,512	4,229
PGE Polska Grupa Energetyczna S.A.(a)	4,504	11,630
PLAY Communications S.A.	632	3,449
Polski Koncern Naftowy ORLEN S.A.	1,603	43,914
Polskie Gornictwo Naftowe i Gazownictwo S.A.(a)	9,279	16,284
Powszechna Kasa Oszczednosci Bank Polski S.A.	5,018	58,390
Powszechny Zaklad Ubezpieczen S.A.	3,236	34,846
Total Poland		349,260
PORTUGAL – 0.0%(b)
EDP – Energias de Portugal S.A.	17,932	66,166
Galp Energia, SGPS, S.A.	2,683	53,237
Jeronimo Martins, SGPS, S.A.	1,347	19,838
Total Portugal		139,241
ROMANIA – 0.0%(b)
NEPI Rockcastle PLC	2,847	25,878
RUSSIA – 0.8%
Gazprom PJSC, ADR	31,630	158,150
LUKOIL PJSC, ADR	2,763	211,922
Magnit PJSC, GDR	1,909	27,117
MMC Norilsk Nickel PJSC, ADR	5,000	86,500
Mobile TeleSystems PJSC, ADR	2,700	23,031
Investments	Shares	Value
COMMON STOCKS – (continued)
RUSSIA – (continued)
Novatek PJSC, GDR	488	$89,792
Novolipetsk Steel PJSC, GDR	5,000	134,750
PhosAgro PJSC, GDR	624	8,474
Rosneft Oil Co. PJSC, GDR	10,000	75,080
Sberbank of Russia PJSC, ADR	17,888	226,820
Severstal PJSC, GDR	8,000	133,200
Surgutneftegas OJSC, ADR	10,000	41,400
Tatneft PJSC, ADR	1,509	115,439
VTB Bank PJSC, GDR	10,000	13,390
Yandex N.V., Class A(a)	32,900	1,082,081
Total Russia		2,427,146
SINGAPORE – 1.0%
Ascendas Real Estate Investment Trust	13,300	25,684
BOC Aviation Ltd.	2,100	16,283
CapitaLand Commercial Trust	13,500	17,578
CapitaLand Ltd.	13,700	33,773
CapitaLand Mall Trust	13,300	21,598
City Developments Ltd.	2,200	14,661
ComfortDelGro Corp. Ltd.	11,600	20,620
DBS Group Holdings Ltd.	115,600	2,206,213
Genting Singapore Ltd.	32,400	25,123
Golden Agri-Resources Ltd.	37,800	6,913
Jardine Cycle & Carriage Ltd.	500	11,700
Keppel Corp. Ltd.	7,800	39,712
Oversea-Chinese Banking Corp. Ltd.	18,700	156,489
SATS Ltd.	3,600	13,746
Sembcorp Industries Ltd.	5,300	11,980
Singapore Airlines Ltd.	2,900	20,662
Singapore Exchange Ltd.	4,300	23,182
Singapore Press Holdings Ltd.	8,600	18,055
Singapore Technologies Engineering Ltd.	8,400	21,875
Singapore Telecommunications Ltd.	48,500	114,948
Suntec Real Estate Investment Trust	13,500	19,059
United Overseas Bank Ltd.	8,900	176,301
UOL Group Ltd.	2,700	13,608
Venture Corp. Ltd.	1,700	21,924
Wilmar International Ltd.	8,600	20,257
Total Singapore		3,071,944

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   59

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – 1.3%
Absa Group Ltd.	4,725	$50,748
Anglo American Platinum Ltd.	570	18,622
AngloGold Ashanti Ltd.	3,137	27,152
Aspen Pharmacare Holdings Ltd.	2,573	30,819
Bid Corp. Ltd.	2,261	47,154
Bidvest Group Ltd. (The)	2,377	31,097
Capitec Bank Holdings Ltd.	332	24,047
Clicks Group Ltd.	1,903	23,550
Coronation Fund Managers Ltd.	2,738	10,434
Discovery Ltd.	2,657	31,941
Exxaro Resources Ltd.	2,097	21,555
FirstRand Ltd.	21,031	100,937
Fortress REIT Ltd., Class A	11,380	13,632
Fortress REIT Ltd., Class B	9,675	10,420
Foschini Group Ltd. (The)	1,766	21,651
Gold Fields Ltd.	6,530	15,714
Growthpoint Properties Ltd.	20,485	33,651
Hyprop Investments Ltd.	2,260	14,751
Imperial Holdings Ltd.	1,358	16,805
Investec Ltd.	2,482	17,469
Investec PLC	5,586	39,287
Kumba Iron Ore Ltd.	653	14,821
Liberty Holdings Ltd.	1,438	11,468
Life Healthcare Group Holdings Ltd.	11,044	19,181
Mediclinic International PLC	3,699	20,683
MMI Holdings Ltd.(a)	10,106	12,406
Mondi Ltd.	917	25,193
Mr Price Group Ltd.	42,618	687,916
MTN Group Ltd.	10,650	65,958
Naspers Ltd., Class N	2,775	598,837
Nedbank Group Ltd.	1,614	30,203
Netcare Ltd.	11,482	19,657
Old Mutual Ltd.	32,376	68,438
Pick n Pay Stores Ltd.	3,269	15,900
Pioneer Foods Group Ltd.	1,524	9,915
PSG Group Ltd.	1,275	20,647
Rand Merchant Investment Holdings Ltd.	6,151	16,794
Redefine Properties Ltd.	39,207	27,781
Remgro Ltd.	3,504	48,876
Resilient REIT Ltd.	3,030	12,455
RMB Holdings Ltd.	5,268	29,486
Sanlam Ltd.	212,567	1,189,158
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
Sappi Ltd.	4,008	$25,154
Sasol Ltd.	3,414	132,185
Shoprite Holdings Ltd.	2,956	40,061
SPAR Group Ltd. (The)	1,570	20,443
Standard Bank Group Ltd.	7,971	98,642
Telkom S.A. SOC Ltd.	3,263	11,920
Tiger Brands Ltd.	1,201	22,508
Truworths International Ltd.	3,619	21,369
Vodacom Group Ltd.	4,130	36,778
Woolworths Holdings Ltd.	7,312	25,647
Total South Africa		3,981,916
SOUTH KOREA – 1.9%
Amorepacific Corp.	184	43,294
AMOREPACIFIC Group	166	13,962
BGF retail Co., Ltd.	45	8,337
BNK Financial Group, Inc.	1,496	11,598
Celltrion Healthcare Co., Ltd.(a)	197	16,375
Celltrion Pharm, Inc.(a)	88	6,347
Celltrion, Inc.(a)	546	146,191
Cheil Worldwide, Inc.	396	7,729
Choong Ang Vaccine Laboratory	33,888	757,649
CJ CheilJedang Corp.	47	14,131
CJ Corp.	84	10,223
CJ ENM Co., Ltd.	62	13,862
CJ Logistics Corp.(a)	46	6,552
Coway Co., Ltd.	279	21,832
Daelim Industrial Co., Ltd.	160	11,914
Daewoo Engineering & Construction Co., Ltd.(a)	954	5,091
DB Insurance Co., Ltd.	284	18,639
DGB Financial Group, Inc.	970	8,876
Dongsuh Cos., Inc.	200	3,786
Doosan Bobcat, Inc.	201	7,321
Doosan Heavy Industries & Construction Co., Ltd.(a)	366	4,916
E-MART, Inc.	120	22,448
GS Engineering & Construction Corp.	288	13,579
GS Holdings Corp.	293	14,554
GS Retail Co., Ltd.	155	5,380
Hana Financial Group, Inc.	1,698	68,196
Hankook Tire Co., Ltd.	426	19,241
Hanmi Pharm Co., Ltd.	36	16,227
Hanmi Science Co., Ltd.	73	5,778

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
Hanon Systems	1,072	$12,225
Hanssem Co., Ltd.	61	4,212
Hanwha Chemical Corp.	615	10,700
Hanwha Corp.	237	7,008
Hanwha Life Insurance Co., Ltd.	1,744	8,317
HDC Hyundai Development Co-Engineering & Construction(a)	202	9,269
HLB, Inc.(a)	178	19,272
Hotel Shilla Co., Ltd.	180	17,607
Hyundai Department Store Co., Ltd.	81	7,258
Hyundai Engineering & Construction Co., Ltd.	447	27,201
Hyundai Glovis Co., Ltd.	108	12,657
Hyundai Heavy Industries Co., Ltd.(a)	210	25,463
Hyundai Heavy Industries Holdings Co., Ltd.(a)	56	20,446
Hyundai Marine & Fire Insurance Co., Ltd.	359	13,577
Hyundai Mobis Co., Ltd.	391	80,368
Hyundai Motor Co.	885	103,320
Hyundai Steel Co.	459	23,379
Industrial Bank of Korea	1,446	19,880
Kakao Corp.	262	28,107
Kangwon Land, Inc.	675	17,465
KB Financial Group, Inc.	2,279	111,356
KCC Corp.	33	10,085
KEPCO Plant Service & Engineering Co., Ltd.	129	3,954
Kia Motors Corp.	1,512	47,844
Korea Aerospace Industries Ltd.(a)	419	13,258
Korea Electric Power Corp.	1,473	38,975
Korea Gas Corp.(a)	159	8,701
Korea Investment Holdings Co., Ltd.	240	16,465
Korea Zinc Co., Ltd.	49	19,260
Korean Air Lines Co., Ltd.	272	6,890
KT Corp.	180	4,893
KT&G Corp.	669	62,723
Kumho Petrochemical Co., Ltd.	105	9,324
LG Chem Ltd.	263	86,659
LG Corp.	544	35,605
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
LG Display Co., Ltd.	1,334	$22,970
LG Electronics, Inc.	610	39,044
LG Household & Health Care Ltd.	54	62,118
LG Innotek Co., Ltd.	81	9,529
LG Uplus Corp.	1,341	22,123
Lotte Chemical Corp.	98	24,561
Lotte Corp.(a)	167	8,597
Lotte Shopping Co., Ltd.	65	12,276
Medy-Tox, Inc.	24	13,393
Mirae Asset Daewoo Co., Ltd.	2,293	17,509
NAVER Corp.	161	103,922
NCSoft Corp.	101	40,291
Netmarble Corp.	146	15,136
NH Investment & Securities Co., Ltd.	807	10,404
OCI Co., Ltd.	103	10,214
Orange Life Insurance Ltd.	188	5,779
Orion Corp/Republic of Korea	125	11,889
Ottogi Corp.	7	4,714
Pan Ocean Co., Ltd.(a)	1,380	6,519
Pearl Abyss Corp.(a)	32	6,168
POSCO	520	138,057
Posco Daewoo Corp.	283	5,345
S-1 Corp.	98	8,075
S-Oil Corp.	258	31,865
Samsung Biologics Co., Ltd.(a)	95	45,734
Samsung C&T Corp.	435	50,784
Samsung Card Co., Ltd.	166	5,507
Samsung Electro-Mechanics Co., Ltd.	321	40,225
Samsung Electronics Co., Ltd.	30,922	1,294,863
Samsung Engineering Co., Ltd.(a)	900	15,659
Samsung Fire & Marine Insurance Co., Ltd.	177	45,317
Samsung Heavy Industries Co., Ltd.(a)	2,221	16,178
Samsung Life Insurance Co., Ltd.	402	35,262
Samsung SDI Co., Ltd.	316	73,641
Samsung SDS Co., Ltd.	200	41,650
Samsung Securities Co., Ltd.	359	10,567
Shinhan Financial Group Co., Ltd.	2,448	99,310
Shinsegae, Inc.	42	13,726
SillaJen, Inc.(a)	293	27,048

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   61

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
SK Holdings Co., Ltd.	182	$47,089
SK Hynix, Inc.	3,739	246,402
SK Innovation Co., Ltd.	371	71,909
SK Materials Co., Ltd.	3,950	649,876
SK Telecom Co., Ltd.	116	29,490
ViroMed Co., Ltd.(a)	78	16,933
Woori Bank	2,715	41,364
Yuhan Corp.	49	10,712
Total South Korea		5,807,495
SPAIN – 1.5%
Abertis Infraestructuras S.A.(a)	3,711	79,107
ACS Actividades de Construccion y Servicios S.A.	1,773	75,507
Aena SME S.A.	452	78,457
Amadeus IT Group S.A.	2,876	267,201
Banco Bilbao Vizcaya Argentaria S.A.	139,744	890,752
Banco de Sabadell S.A.	39,184	60,917
Banco Santander S.A.	102,419	515,550
Bankia S.A.	10,032	39,334
Bankinter S.A.	5,028	46,305
CaixaBank S.A.	23,253	106,318
Enagas S.A.	1,727	46,619
Endesa S.A.	2,359	50,971
Ferrovial S.A.	3,394	70,419
Gas Natural SDG S.A.	2,492	68,022
Grifols S.A.	2,079	58,559
Iberdrola S.A.	38,676	284,607
Industria de Diseno Textil S.A.	6,623	200,777
Mapfre S.A.	10,164	31,886
Red Electrica Corp. S.A.	55,152	1,155,178
Repsol S.A.	8,457	168,543
Siemens Gamesa Renewable Energy S.A.(a)	2,149	27,197
Telefonica S.A.	30,696	242,991
Total Spain		4,565,217
SWEDEN – 3.3%
Ahlstrom-Munksjo Oyj	35,597	681,944
Alfa Laval AB	1,572	42,628
Assa Abloy AB, Class B	112,902	2,269,499
Atlas Copco AB, Class A	4,240	122,228
Atlas Copco AB, Class B	2,589	69,084
Avanza Bank Holding AB	12,291	559,826
BioGaia AB, Class B	14,620	734,504
Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
Boliden AB	2,928	$81,672
Cloetta AB, Class B	212,007	655,529
Electrolux AB, Series B	1,288	28,405
Epiroc AB, Class A(a)	78,518	877,291
Epiroc AB, Class B(a)	2,089	21,507
Essity AB, Class B	3,744	94,112
Hennes & Mauritz AB, Class B	5,082	93,916
Hexagon AB, Class B	1,689	99,013
Husqvarna AB, Class B	2,231	19,003
IAR Systems Group AB	27,427	797,745
ICA Gruppen AB	431	13,676
Industrivarden AB, Class C	894	19,867
Investor AB, Class B	2,904	134,198
Kabe Husvagnar AB, Class B	27,096	460,370
Kinnevik AB, Class B	1,254	37,970
L E Lundbergforetagen AB, Class B	537	18,103
Lundin Petroleum AB	1,002	38,355
Nordea Bank AB	120,719	1,315,665
Sandvik AB	7,168	127,231
Securitas AB, Class B	1,676	29,183
Skandinaviska Enskilda Banken AB, Class A	10,640	118,810
Skanska AB, Class B	1,821	35,765
SKF AB, Class B	2,022	39,894
Svenska Handelsbanken AB, Class A	9,859	124,522
Swedbank AB, Class A	5,767	142,952
Swedish Match AB	973	49,814
Tele2 AB, Class B	1,936	23,308
Telefonaktiebolaget LM Ericsson, Class B	19,243	170,791
Telia Co. AB	17,566	80,681
Volvo AB, Class B	9,712	171,676
Total Sweden		10,400,737
SWITZERLAND – 6.2%
ABB Ltd.	11,728	277,127
Adecco Group AG	1,132	59,449
Baloise Holding AG	360	54,913
Barry Callebaut AG	19	36,010
Bobst Group S.A.	6,674	522,278
Burckhardt Compression Holding AG	1,798	625,471
Chocoladefabriken Lindt & Spruengli AG	8	56,083

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Chocoladefabriken Lindt & Spruengli AG	1	$82,026
Cie Financiere Richemont S.A.	3,234	263,623
Clariant AG	1,644	42,783
Coca-Cola HBC AG	1,478	50,337
Credit Suisse Group AG	16,234	243,990
Dufry AG	370	41,716
EMS-Chemie Holding AG	65	38,746
Ferguson PLC	23,656	2,008,785
Geberit AG	240	111,318
Givaudan S.A.	458	1,126,099
Glencore PLC	71,228	307,946
Gurit Holding AG	786	661,541
Julius Baer Group Ltd.	18,983	949,924
Kuehne + Nagel International AG	388	61,477
LafargeHolcim Ltd.	3,224	159,163
LEM Holding S.A.	486	572,464
Lonza Group AG	472	161,117
Nestle S.A.	19,967	1,664,663
Novartis AG	55,794	4,798,261
Pargesa Holding S.A.	353	28,362
Partners Group Holding AG	116	92,017
Roche Holding AG	4,517	1,094,270
Schindler Holding AG	288	71,780
Schindler Holding AG	168	40,536
SGS S.A.	35	92,154
Sika AG	823	119,836
Sonova Holding AG	386	76,815
STMicroelectronics N.V.	4,612	83,909
Straumann Holding AG	75	56,399
Swatch Group AG (The)	231	91,868
Swatch Group AG (The)	451	35,155
Swiss Life Holding AG	231	87,561
Swiss Prime Site AG	539	45,942
Swiss Re AG	1,945	179,557
Swisscom AG	176	79,876
Temenos AG	500	81,109
UBS Group AG	76,864	1,213,972
Valiant Holding AG	6,036	683,924
Vifor Pharma AG	335	58,081
Zurich Insurance Group AG	961	303,752
Total Switzerland		19,594,185

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – 2.9%
Acer, Inc.	19,000	$15,712
Advantech Co., Ltd.	2,000	14,902
Airtac International Group	1,000	9,793
ASE Technology Holding Co., Ltd.	20,000	48,800
Asia Cement Corp.	14,000	19,029
Asustek Computer, Inc.	4,000	34,585
AU Optronics Corp.	53,000	22,392
Catcher Technology Co., Ltd.	4,000	44,018
Cathay Financial Holding Co., Ltd.	47,000	80,814
Chailease Holding Co., Ltd.	7,000	24,531
Chang Hwa Commercial Bank Ltd.	34,320	21,244
Cheng Shin Rubber Industry Co., Ltd.	12,000	18,865
Chicony Electronics Co., Ltd.	4,000	8,096
China Airlines Ltd.	22,000	6,665
China Development Financial Holding Corp.	81,000	30,243
China Life Insurance Co., Ltd.	17,000	17,093
China Steel Corp.	73,000	60,967
Chunghwa Telecom Co., Ltd.	22,000	79,258
Compal Electronics, Inc.	27,000	16,757
CTBC Financial Holding Co., Ltd.	101,000	76,082
Delta Electronics, Inc.	12,000	51,485
E.Sun Financial Holding Co., Ltd.	57,000	42,097
Eclat Textile Co., Ltd.	1,000	12,380
Eva Airways Corp.	16,800	8,171
Evergreen Marine Corp. Taiwan Ltd.	16,800	7,043
Far Eastern New Century Corp.	20,000	23,384
Far EasTone Telecommunications Co., Ltd.	10,000	23,843
Feng TAY Enterprise Co., Ltd.	2,000	12,315
First Financial Holding Co., Ltd.	58,580	39,906
Formosa Chemicals & Fibre Corp.	20,000	83,844
Formosa Petrochemical Corp.	7,000	33,930
Formosa Plastics Corp.	30,000	114,958
Formosa Taffeta Co., Ltd.	7,000	8,540
Foxconn Technology Co., Ltd.	6,000	14,640

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   63

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Fubon Financial Holding Co., Ltd.	38,000	$64,468
General Interface Solution Holding Ltd.	1,000	4,225
Giant Manufacturing Co., Ltd.	2,000	8,581
Globalwafers Co., Ltd.	1,000	11,021
Highwealth Construction Corp.	6,000	9,511
Hiwin Technologies Corp.	1,000	8,270
Hon Hai Precision Industry Co., Ltd.	107,000	277,549
Hotai Motor Co., Ltd.	2,000	17,129
HTC Corp.(a)	5,000	6,649
Hua Nan Financial Holdings Co., Ltd.	45,980	27,859
Innolux Corp.	56,000	19,441
Inventec Corp.	17,000	15,256
Largan Precision Co., Ltd.	1,000	119,051
Lite-On Technology Corp.	14,000	17,607
Macronix International	12,240	10,202
MediaTek, Inc.	9,000	72,659
Mega Financial Holding Co., Ltd.	63,000	56,742
Merida Industry Co., Ltd.	137,000	641,634
Micro-Star International Co., Ltd.	4,000	10,808
Nan Ya Plastics Corp.	29,000	80,542
Nanya Technology Corp.	7,000	13,320
Nien Made Enterprise Co., Ltd.	1,000	7,828
Novatek Microelectronics Corp.	4,000	19,782
Paiho Shih Holdings Corp.	343,000	589,772
Pegatron Corp.	12,000	24,013
Phison Electronics Corp.	1,000	7,959
Pou Chen Corp.	14,000	14,787
Powertech Technology, Inc.	5,000	13,641
President Chain Store Corp.	3,000	35,224
Quanta Computer, Inc.	16,000	27,878
Realtek Semiconductor Corp.	3,000	13,363
Ruentex Development Co., Ltd.	7,000	8,196
Ruentex Industries Ltd.	5,000	9,940
Shin Kong Financial Holding Co., Ltd.	52,748	20,644
Sinmag Equipment Corp.	159,000	721,236
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
SinoPac Financial Holdings Co., Ltd.	65,280	$23,839
Standard Foods Corp.	4,000	6,655
Synnex Technology International Corp.	10,000	12,757
TaiMed Biologics, Inc.(a)	1,000	6,174
Taishin Financial Holding Co., Ltd.	59,527	28,756
Taiwan Business Bank	29,120	10,586
Taiwan Cement Corp.	25,000	33,652
Taiwan Cooperative Financial Holding Co., Ltd.	52,530	32,000
Taiwan High Speed Rail Corp.	14,000	13,710
Taiwan Mobile Co., Ltd.	10,000	35,863
Taiwan Semiconductor Manufacturing Co., Ltd.	157,000	1,349,769
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,700	2,415,552
Teco Electric and Machinery Co., Ltd.	14,000	10,156
Tong Yang Industry Co., Ltd.	446,000	616,422
TOPBI International Holdings Ltd.	78,390	260,590
Uni-President Enterprises Corp.	28,000	73,088
United Microelectronics Corp.	70,000	37,025
Vanguard International Semiconductor Corp.	6,000	13,363
Walsin Technology Corp.	2,000	13,952
Win Semiconductors Corp.	2,000	8,810
Winbond Electronics Corp.	20,000	9,498
Wistron Corp.	17,000	11,080
WPG Holdings Ltd.	11,000	13,654
Yageo Corp.	2,000	30,066
Yuanta Financial Holding Co., Ltd.	61,000	32,165
Zhen Ding Technology Holding Ltd.	3,000	6,701
Total Taiwan		9,239,052
THAILAND – 0.9%
Advanced Info Service PCL	5,600	34,805
Airports of Thailand PCL	22,900	46,381
Bangkok Bank PCL	1,300	8,763
Bangkok Dusit Medical Services PCL	20,700	16,322
Bangkok Expressway & Metro PCL	40,100	10,788

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
THAILAND – (continued)
Banpu PCL	11,100	$6,556
Berli Jucker PCL	6,400	11,775
BTS Group Holdings PCL	31,300	9,001
Bumrungrad Hospital PCL	1,900	10,928
Central Pattana PCL	7,200	18,479
Charoen Pokphand Foods PCL	16,100	12,570
CP ALL PCL	26,400	56,326
Delta Electronics Thailand PCL	2,700	5,823
Energy Absolute PCL	6,000	8,952
Glow Energy PCL	2,700	7,347
Home Product Center PCL	21,100	10,309
Indorama Ventures PCL	8,400	15,325
IRPC PCL	53,600	11,270
Kasikornbank PCL	110,800	746,889
Kasikornbank PCL	3,600	24,044
Krung Thai Bank PCL	18,700	11,680
Minor International PCL	12,100	15,340
PTT Exploration & Production PCL	7,400	35,467
PTT Global Chemical PCL	12,100	30,400
PTT PCL	71,200	119,437
Robinson PCL	2,700	5,886
Sahamitr Pressure Container PCL	1,632,400	676,381
Siam Cement PCL (The)	1,600	23,253
Siam Cement PCL (The)	600	8,275
Siam Commercial Bank PCL (The)	9,800	45,151
Thai Oil PCL	6,000	16,419
Thai Union Group PCL	10,200	5,646
True Corp. PCL	53,600	10,027
Vanachai Group PCL	2,591,300	604,957
Total Thailand		2,680,972
TURKEY – 0.3%
Akbank Turk A/S	11,776	13,503
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,109	3,874
Arcelik A/S	1,266	2,905
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,071	4,894
BIM Birlesik Magazalar A/S	1,138	15,340
Coca-Cola Icecek A/S	3,000	16,782
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	10,170	3,016
Investments	Shares	Value
COMMON STOCKS – (continued)
TURKEY – (continued)
Eregli Demir ve Celik Fabrikalari TAS	7,494	$13,696
Ford Otomotiv Sanayi A/S	376	4,099
Haci Omer Sabanci Holding A/S	4,915	6,214
KOC Holding A/S	4,072	11,511
Petkim Petrokimya Holding A/S	19,800	17,552
TAV Havalimanlari Holding A/S	5,000	25,915
Tofas Turk Otomobil Fabrikasi A/S	4,000	14,170
Tupras Turkiye Petrol Rafinerileri A/S	670	14,899
Turk Hava Yollari AO(a)	2,955	9,347
Turkcell Iletisim Hizmetleri A/S	276,215	528,164
Turkiye Garanti Bankasi A/S	12,365	15,797
Turkiye Halk Bankasi A/S	3,346	3,709
Turkiye Is Bankasi A/S	8,431	6,175
Turkiye Sise ve Cam Fabrikalari A/S	18,000	17,418
Turkiye Vakiflar Bankasi TAO	4,015	2,521
Ulker Biskuvi Sanayi A/S(a)	6,000	16,832
Yapi ve Kredi Bankasi A/S(a)	48,579	15,133
Total Turkey		783,466
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Commercial Bank PJSC	11,130	24,029
Aldar Properties PJSC	16,835	8,388
DAMAC Properties Dubai Co. PJSC	9,715	5,396
DP World Ltd.	889	16,980
Dubai Islamic Bank PJSC	8,818	12,940
Emaar Malls PJSC	10,450	5,206
Emaar Properties PJSC	18,779	25,308
Emirates Telecommunications Group Co. PJSC	9,310	42,330
First Abu Dhabi Bank PJSC	7,583	29,523
NMC Health PLC	808	35,744
Total United Arab Emirates		205,844
UNITED STATES – 1.0%
Altice USA, Inc., Class A	1,207	21,895
Bausch Health Cos., Inc.(a)	2,100	53,929
Carnival PLC	1,237	76,810
Nexteer Automotive Group Ltd.	5,000	7,920
Schlumberger Ltd.	8,400	511,728

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   65

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
UNITED STATES – (continued)
Sensata Technologies Holding PLC(a)	16,400	$812,620
Shire PLC	25,550	1,539,712
Total United States		3,024,614
TOTAL COMMON STOCKS
(Cost: $306,254,842)		296,949,014
RIGHTS – 0.0%(b)
AUSTRALIA – 0.0%(b)
Harvey Norman Holdings Ltd.(a) (Cost: $0)	175	101
PREFERRED STOCKS – 0.7%
BRAZIL – 0.2%
Banco Bradesco S.A., 4.23%	20,400	144,821
Braskem S.A., 6.19%, Class A	1,600	23,153
Centrais Eletricas Brasileiras S.A., Class B(a)	2,700	12,449
Cia Brasileira de Distribuicao, 1.23%	1,200	26,002
Cia Energetica de Minas Gerais, 6.85%	8,200	14,538
Gerdau S.A., 1.01%	7,600	32,349
Itau Unibanco Holding S.A., 7.32%	21,300	232,749
Itausa – Investimentos Itau S.A., 6.710%	28,470	71,201
Lojas Americanas S.A., 0.45%	5,800	22,792
Petroleo Brasileiro S.A., 0.29%	24,400	127,421
Telefonica Brasil S.A., 5.45%	3,100	30,090
Total Brazil		737,565
CHILE – 0.0%(b)
Embotelladora Andina S.A., 3.50%, Class B	1,393	5,442
Sociedad Quimica y Minera de Chile S.A., 0.01%, Class B	515	23,564
Total Chile		29,006
COLOMBIA – 0.0%(b)
Bancolombia S.A., 2.76%	3,060	32,327
Grupo Aval Acciones y Valores S.A., 4.49%	36,414	14,318
Grupo de Inversiones Suramericana S.A., 1.46%	1,128	12,945
Total Colombia		59,590
GERMANY – 0.4%
Bayerische Motoren Werke AG, 5.89%	454	35,686
Investments	Shares	Value
PREFERRED STOCKS – (continued)
GERMANY – (continued)
Fuchs Petrolub SE, 2.15%	572	$31,957
Henkel AG & Co. KGaA, 1.64%	1,119	131,286
Porsche Automobil Holding SE, 3.23%	1,045	70,371
Sartorius AG, 0.40%	283	45,935
Schaeffler AG, 4.93%	1,489	19,034
Volkswagen AG, 2.78%	4,706	828,328
Total Germany		1,162,597
SOUTH KOREA – 0.1%
Amorepacific Corp., 0.94%	51	6,322
Hyundai Motor Co., 4.84%	216	16,493
Hyundai Motor Co. 2nd Preference, 5.17%	137	9,671
LG Chem Ltd., 2.97%	44	8,092
LG Household & Health Care Ltd., 1.13%	12	8,698
Samsung Electronics Co., Ltd, 3.00%	5,633	192,210
Total South Korea		241,486
TOTAL PREFERRED STOCKS (Cost: $2,521,909)		2,230,244
WARRANTS – 0.0%(b)
CANADA – 0.0%(b)
Australis Capital, Inc.(a)	147	268
THAILAND – 0.0%(b)
BTS Group Holdings PCL(a)	3,478	0
TOTAL WARRANTS (Cost: $607)		268
SHORT-TERM INVESTMENTS – 4.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.87%(c) (Cost: $14,992,428)	14,992,428	14,992,428
TOTAL INVESTMENTS – 99.8% (Cost: $323,769,786)			314,172,055
OTHER ASSETS AND LIABILITIES, NET – 0.2%		567,185
NET ASSETS – 100.0%		$314,739,240

(a)
Non-income producing.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield at September 30, 2018.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager International Equity Fund (concluded)

Futures contracts open at September 30, 2018:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 1.7%
MSCI EAFE Index	Long	1,700	12/21/2018	$3,358,350	$33,116
MSCI Emerging Markets Index	Long	2,000	12/21/2018	2,099,400	48,062
Total					$81,178

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager International Equity Fund
Assets:
Investments in Securities:
Common Stocks	$296,848,057	$100,957	$—	$296,949,014
Rights	101	—	—	101
Preferred Stocks	2,230,244	—	—	2,230,244
Warrants	268	0	—	268
Money Market Funds	14,992,428	—	—	14,992,428
Total Investments in Securities	$314,071,098	$100,957	$—	$314,172,055
Other Financial Instruments:
Futures Contracts(a)	$81,178	$—	$—	$81,178

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   67

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 48.3%
BASIC MATERIALS – 1.7%
Alcoa Nederland Holding B.V., 6.13%, 5/15/28(a)	$200,000	$205,500
Aleris International, Inc., Secured Note, 10.75%, 7/15/23(a)	125,000	132,500
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(a)	200,000	199,060
Anglo American Capital PLC, 4.00%, 9/11/27(a)	200,000	184,245
Baffinland Iron Mines Corp./ Baffinland Iron Mines L.P., Senior Secured Note, 8.75%, 7/15/26(a)	50,000	50,250
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25(a)	100,000	106,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	111,000	127,650
CF Industries, Inc., 5.38%, 3/15/44	100,000	92,750
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	160,000	157,864
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	100,000	97,250
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	328,940
Coeur Mining, Inc., 5.88%, 6/1/24	100,000	95,250
Commercial Metals Co., 5.38%, 7/15/27	150,000	141,000
Consolidated Energy Finance S.A., Senior Note, 6.50%, 5/15/26(a)	200,000	203,000
Domtar Corp., 6.75%, 2/15/44	358,000	373,420
First Quantum Minerals Ltd., 6.50%, 3/1/24(a)	200,000	183,000
First Quantum Minerals Ltd., 6.88%, 3/1/26(a)	200,000	181,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	148,687
Freeport-McMoRan, Inc., 5.45%, 3/15/43	125,000	113,437
Freeport-McMoRan, Inc., 6.88%, 2/15/23	100,000	106,500
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	517,000	537,893
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Hecla Mining Co., 6.88%, 5/1/21	$150,000	$150,375
Hexion, Inc., Secured Note, 13.75%, 2/1/22(a)	150,000	130,125
Hexion, Inc., Senior Secured Note, 10.38%, 2/1/22(a)	50,000	48,625
Hexion, Inc./Hexion Nova Scotia Finance ULC, Secured Note, 9.00%, 11/15/20	150,000	123,375
Hi-Crush Partners L.P., 9.50%, 8/1/26	25,000	23,250
Hudbay Minerals, Inc., 7.63%, 1/15/25(a)	100,000	103,250
International Flavors & Fragrances, Inc., 5.00%, 9/26/48	476,000	476,017
International Paper Co., Senior Bond, 4.35%, 8/15/48	500,000	455,340
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	487,857
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	102,869
Mosaic Co. (The), Senior Note, 4.05%, 11/15/27	14,000	13,538
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27(a)	100,000	93,125
Platform Specialty Products Corp., 5.88%, 12/1/25(a)	100,000	98,677
RPM International, Inc., Senior Bond, 4.25%, 1/15/48	36,000	31,518
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26	50,000	51,000
Sherwin-Williams Co. (The), Senior Note, 2.25%, 5/15/20	93,000	91,634
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	100,981
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	25,275
Steel Dynamics, Inc., 5.50%, 10/1/24	100,000	102,325
Syngenta Finance N.V., 4.44%, 4/24/23(a)	200,000	198,746
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22(a)	100,000	101,625

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Teck Resources Ltd., 4.75%, 1/15/22	$150,000	$152,932
Teck Resources Ltd., 8.50%, 6/1/24(a)	175,000	191,319
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	250,000	263,125
TPC Group, Inc., Senior Secured Note, 8.75%, 12/15/20(a)	210,000	209,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	100,000	96,405
Tronox Finance PLC, 5.75%, 10/1/25(a)	100,000	92,750
United States Steel Corp., Senior Note, 6.88%, 8/15/25	100,000	102,125
Valvoline, Inc., 5.50%, 7/15/24	150,000	150,375
Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25(a)	250,000	226,875
Versum Materials, Inc., 5.50%, 9/30/24(a)	150,000	153,375
Total Basic Materials		8,413,979
COMMUNICATIONS – 4.1%
21st Century Fox America, Inc., 6.15%, 3/1/37	100,000	124,698
Altice France S.A., Senior Secured Note, 7.38%, 5/1/26(a)	200,000	200,210
Altice Luxembourg S.A., 7.75%, 5/15/22(a)	400,000	389,300
AMC Networks, Inc., 5.00%, 4/1/24	100,000	98,500
AT&T, Inc., 3.51%, 6/12/24	270,000	271,215
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	251,000	215,906
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	201,000	187,562
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	265,000	230,855
AT&T, Inc., Senior Bond, 4.90%, 8/15/37(a)	368,000	351,427
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	250,000	263,437
CBS Corp., 2.50%, 2/15/23	300,000	282,620
CBS Corp., 3.70%, 8/15/24	217,000	210,928
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.00%, 2/1/28(a)	$100,000	$93,990
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	100,000	100,375
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23(a)	575,000	577,329
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	200,000	203,248
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26(a)	250,000	250,937
CenturyLink, Inc., Senior Bond, Series P, 7.60%, 9/15/39	75,000	66,938
CenturyLink, Inc., Senior Note, Series T, 5.80%, 3/15/22	25,000	25,438
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	150,000	155,812
CenturyLink, Inc., Series S, 6.45%, 6/15/21	150,000	155,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Note, 5.13%, 12/15/21(a)	250,000	250,680
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	41,000	39,686
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	480,000	457,569
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.75%, 4/1/48	134,000	133,917
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	118,000	127,104

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   69

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Note, 4.46%, 7/23/22	$500,000	$508,284
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	794,000	777,477
Clear Channel Worldwide Holdings, Inc., Senior Note, Series B, 6.50%, 11/15/22	375,000	382,639
Comcast Corp., 3.60%, 3/1/24	317,000	314,263
Comcast Corp., 3.90%, 3/1/38	93,000	85,050
CommScope Technologies LLC, 6.00%, 6/15/25(a)	150,000	154,800
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	139,975
Digicel Group Ltd., Senior Note, 8.25%, 9/30/20(a)	200,000	152,500
Digicel Ltd., 6.75%, 3/1/23(a)	200,000	166,750
Discovery Communications LLC, 3.50%, 6/15/22	210,000	206,630
Discovery Communications LLC, 3.90%, 11/15/24	215,000	210,492
Discovery Communications LLC, 5.00%, 9/20/37	858,000	834,624
DISH DBS Corp., 5.00%, 3/15/23	125,000	113,429
DISH DBS Corp., 5.13%, 5/1/20	100,000	100,875
DISH DBS Corp., 5.88%, 11/15/24	25,000	22,469
DISH DBS Corp., 7.75%, 7/1/26	150,000	142,125
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	325,000	288,233
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	150,000	116,956
Gray Television, Inc., 5.13%, 10/15/24(a)	100,000	96,625
Gray Television, Inc., 5.88%, 7/15/26(a)	122,000	120,932
Hughes Satellite Systems Corp., 6.63%, 8/1/26	150,000	145,125
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(a)	250,000	264,687
Interpublic Group of Cos., Inc. (The), 4.65%, 10/1/28	117,000	117,110
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Level 3 Financing, Inc., 5.38%, 1/15/24	$150,000	$150,261
Level 3 Financing, Inc., 5.63%, 2/1/23	150,000	151,702
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	162,000	163,855
Match Group, Inc., 6.38%, 6/1/24	100,000	105,487
Midcontinent Communications/ Midcontinent Finance Corp., 6.88%, 8/15/23(a)	150,000	156,982
Netflix, Inc., Senior Note, 4.88%, 4/15/28(a)	75,000	70,500
Netflix, Inc., Senior Note, 5.38%, 2/1/21	100,000	102,700
Netflix, Inc., Senior Note, 5.88%, 2/15/25	125,000	129,219
Nexstar Broadcasting, Inc., 6.13%, 2/15/22(a)	155,000	157,519
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	100,000	102,875
Radiate Holdco LLC/Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25(a)	150,000	140,250
Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	150,000	146,265
Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	50,000	49,216
Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	100,000	96,221
Sprint Capital Corp., 8.75%, 3/15/32	500,000	562,345
Sprint Communications, Inc., 9.00%, 11/15/18(a)	250,000	251,550
Sprint Corp., 7.88%, 9/15/23	150,000	161,604
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23(a)	900,000	896,625
T-Mobile USA, Inc., 4.50%, 2/1/26	100,000	95,325
T-Mobile USA, Inc., 6.50%, 1/15/26	200,000	209,540
Telefonica Emisiones SAU, 4.67%, 3/6/38	270,000	253,345
Telefonica Emisiones SAU, 5.21%, 3/8/47	270,000	261,899
Time Warner, Inc., 4.85%, 7/15/45	161,000	149,936

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22(a)	$100,000	$102,250
UPCB Finance IV Ltd., Senior Secured Note, 5.38%, 1/15/25(a)	200,000	199,752
Verizon Communications, Inc., 4.86%, 8/21/46	400,000	400,067
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	500,000	475,951
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	106,000	103,250
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	782,000	832,754
Verizon Communications, Inc., Senior Note, 3.41%, 5/15/25 (1.10% + 3 month USD LIBOR)(c)	1,000,000	1,008,674
Viacom, Inc., 4.25%, 9/1/23	250,000	251,849
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	132,044
Virgin Media Finance PLC, 5.75%, 1/15/25(a)	200,000	197,774
Windstream Services LLC/ Windstream Finance Corp., 8.63%, 10/31/25	75,000	72,000
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(a)	150,000	150,300
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	350,000	360,500
Ziggo Bond Finance B.V., Senior Note, 6.00%, 1/15/27(a)	200,000	182,250
Total Communications		19,961,992
CONSUMER, CYCLICAL – 4.4%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25(a)	250,000	239,377
Air Canada, 7.75%, 4/15/21(a)	150,000	162,750
Algeco Global Finance 2 PLC, 10.00%, 8/15/23(a)	200,000	205,000
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	95,825
American Airlines Group, Inc., 4.63%, 3/1/20(a)	150,000	150,375
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	$150,000	$149,378
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26(a)	150,000	150,375
Aramark Services, Inc., 5.00%, 2/1/28(a)	100,000	98,000
Aramark Services, Inc., 5.13%, 1/15/24	100,000	101,075
Ashton Woods USA LLC/ Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25(a)	150,000	139,875
AutoNation, Inc., 3.50%, 11/15/24(d)	179,000	169,555
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	100,000	92,125
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	103,500
Beazer Homes USA, Inc., 6.75%, 3/15/25	150,000	138,908
Beazer Homes USA, Inc., 7.25%, 2/1/23	65,000	64,025
BMW US Capital LLC, 3.10%, 4/12/21(a)	477,000	473,859
Boyd Gaming Corp., 6.00%, 8/15/26	150,000	151,125
Boyd Gaming Corp., 6.38%, 4/1/26	250,000	257,375
Boyd Gaming Corp., 6.88%, 5/15/23	350,000	367,675
Caesars Resort Collection LLC/ CRC Finco, Inc., 5.25%, 10/15/25(a)	325,000	309,562
Carvana Co., 8.88%, 10/1/23	50,000	50,250
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	207,000	205,965
Century Communities, Inc., 6.88%, 5/15/22	200,000	204,500
Cinemark USA, Inc., 5.13%, 12/15/22	225,000	226,125
Constellation Merger Sub, Inc., Senior Note, 8.50%, 9/15/25(a)	100,000	94,750
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25(a)	125,000	128,125

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   71

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Daimler Finance North America LLC, 2.00%, 7/6/21(a)	$1,120,000	$1,075,138
Daimler Finance North America LLC, 2.45%, 5/18/20(a)	190,000	187,474
Daimler Finance North America LLC, 3.10%, 5/4/20(a)	240,000	239,269
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	150,000	152,858
Dana, Inc., Senior Note, 6.00%, 9/15/23	250,000	257,187
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 15-1, 3.88%, 1/30/29	435,313	429,142
Delta Merger Sub, Inc., 6.00%, 9/15/26	50,000	50,625
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Senior Secured Note, 7.50%, 5/1/25(a)	150,000	147,000
Eldorado Resorts, Inc., 7.00%, 8/1/23	225,000	236,812
Enterprise Development Authority (The), 8.75%, 10/15/26	250,000	250,000
Enterprise Development Authority (The), 12.00%, 7/15/24	50,000	48,125
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	41,750
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	750,000	624,968
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	490,000	483,041
General Motors Co., 5.00%, 10/1/28	483,000	476,764
General Motors Co., Senior Bond, 6.25%, 10/2/43	250,000	256,040
General Motors Financial Co., Inc., Series B, 6.50%, 9/30/28 (6.50% fixed rate until 9/30/28; 3.44% + 3 month USD LIBOR thereafter)	50,000	49,063
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	$100,000	$103,600
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	152,327
Golden Nugget, Inc., 8.75%, 10/1/25(a)	350,000	366,898
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	99,500
HD Supply, Inc., 5.75%, 4/15/24	200,000	210,250
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26(a)	175,000	173,906
IRB Holding Corp., 6.75%, 2/15/26(a)	125,000	122,500
Jacobs Entertainment, Inc., 7.88%, 2/1/24	150,000	159,211
JC Penney Corp., Inc., Secured Note, 8.63%, 3/15/25(a)	25,000	16,750
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24	75,000	74,391
L Brands, Inc., 5.25%, 2/1/28	50,000	43,015
L Brands, Inc., 5.63%, 10/15/23	150,000	149,625
Lennar Corp., 5.88%, 11/15/24	150,000	156,187
Live Nation Entertainment, Inc., 5.63%, 3/15/26(a)	150,000	151,500
LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	422,000	439,407
Meritage Homes Corp., 7.00%, 4/1/22	200,000	215,000
MGM Resorts International, 5.75%, 6/15/25	175,000	175,350
MGM Resorts International, 6.63%, 12/15/21	250,000	264,875
MGM Resorts International, 8.63%, 2/1/19	190,000	192,850
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)	150,000	147,000
Navistar International Corp., Senior Note, 6.63%, 11/1/25(a)	250,000	260,000
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21(a)	125,000	126,094

See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)	$50,000	$32,844
Nissan Motor Acceptance Corp., Senior Note, 2.15%, 9/28/20(a)	383,000	373,407
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	345,000	331,071
Party City Holdings, Inc., 6.63%, 8/1/26	25,000	25,313
Penske Automotive Group, Inc., 3.75%, 8/15/20	100,000	99,500
PriSo Acquisition Corp., 9.00%, 5/15/23	150,000	155,063
QVC, Inc., 4.85%, 4/1/24	476,000	470,952
RIMON LLC US GOVT GUAR 06/26 2.623, 2.62%, 6/25/26	476,587	465,329
Scientific Games International, Inc., 10.00%, 12/1/22	650,000	688,720
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	200,000	205,500
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25(a)	195,000	190,369
Sonic Automotive, Inc., 5.00%, 5/15/23	150,000	141,375
Spirit Airlines Pass Through Trust 2017-1A, Series A, 3.65%, 8/15/31	898,778	856,464
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	450,059
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 7/15/26	100,000	103,169
Superior Plus LP/Superior General Partner Inc, Senior Note, 7.00%, 7/15/26	25,000	25,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	147,750
Tenneco, Inc., 5.38%, 12/15/24	125,000	117,344
Tesla, Inc., 5.30%, 8/15/25(a)	50,000	42,125
Titan International, Inc., 6.50%, 11/30/23	150,000	145,031
Toyota Industries Corp., Senior Note, 3.24%, 3/16/23(a)	540,000	531,350
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Toyota Motor Credit Corp., Senior Note, 2.95%, 4/13/21	$755,000	$751,336
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	150,000	148,875
Viking Cruises Ltd., 5.88%, 9/15/27(a)	100,000	97,580
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25(a)	150,000	150,000
Walmart, Inc., Senior Note, 1.90%, 12/15/20	465,000	455,082
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	315,203
William Lyon Homes, Inc., 5.88%, 1/31/25	100,000	92,875
Williams Scotsman International, Inc., 6.88%, 8/15/23	200,000	198,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(a)	100,000	92,875
Wynn Macau Ltd., Senior Note, 5.50%, 10/1/27(a)	200,000	187,250
Total Consumer, Cyclical		21,422,507
CONSUMER, NON-CYCLICAL – 5.5%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	325,371
AbbVie, Inc., 4.88%, 11/14/48	171,000	168,265
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	191,882
ADT Corp. (The), Senior Secured Note, 5.25%, 3/15/20	150,000	152,250
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23(a)	100,000	98,500
Albertsons Cos. LLC/ Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 6.63%, 6/15/24	100,000	96,125
Allergan Finance LLC, 3.25%, 10/1/22	171,000	167,860
Allergan Funding SCS, 4.55%, 3/15/35	380,000	368,974
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	90,441
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	437,000	430,733

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   73

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	$218,000	$211,536
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	232,000	232,034
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	460,000	460,985
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	105,721
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	171,000	165,374
Ashtead Capital, Inc., Secured Note, 5.63%, 10/1/24(a)	200,000	207,250
Avantor, Inc., Senior Note, 9.00%, 10/1/25(a)	150,000	154,687
B&G Foods, Inc., 5.25%, 4/1/25	50,000	47,866
BAT Capital Corp., 3.56%, 8/15/27(a)	500,000	465,365
Bausch Health Cos Inc., 6.13%, 4/15/25(a)	350,000	332,867
Bausch Health Cos Inc., 9.00%, 12/15/25(a)	525,000	565,052
Bausch Health Cos Inc., Senior Note, 8.50%, 1/31/27(a)	75,000	78,750
Bausch Health Cos Inc., 5.88%, 5/15/23(a)	100,000	97,075
Bausch Health Cos Inc., 7.50%, 7/15/21(a)	225,000	229,219
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	199,522
Bayer US Finance II LLC, 4.63%, 6/25/38	493,000	471,413
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	98,219
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	84,614
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	857,387
Cardinal Health, Inc., Senior Bond, 4.37%, 6/15/47	150,000	134,391
Celgene Corp., Senior Bond, 4.55%, 2/20/48	186,000	172,805
Celgene Corp., Senior Note, 3.63%, 5/15/24	212,000	209,001
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Celgene Corp., Senior Note, 3.90%, 2/20/28	$400,000	$384,776
Centene Corp., 6.13%, 2/15/24	250,000	263,125
Centene Escrow I Corp., Senior Note, 5.38%, 6/1/26(a)	150,000	153,750
Central Garden & Pet Co., 6.13%, 11/15/23	190,000	195,937
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	100,000	56,030
CHS/Community Health Systems, Inc., 8.13%, 6/30/24	75,000	62,625
Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24	50,000	51,813
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	278,000	275,835
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	561,000	573,143
DaVita, Inc., 5.13%, 7/15/24	150,000	144,750
Duke University Health System, Inc., Senior Bond, Series 2017, 3.92%, 6/1/47	70,000	67,426
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22(a)(e)	100,000	101,250
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	281,000	269,328
Elanco Animal Health, Inc., 4.27%, 8/28/23	25,000	25,068
Encompass Health Corp., 5.75%, 11/1/24	150,000	152,049
Endo Dac/Endo Finance LLC/ Endo Finco, Inc., 6.00%, 7/15/23(a)	300,000	266,250
Endo Finance LLC, 5.75%, 1/15/22(a)	150,000	140,063
Envision Healthcare Corp., 5.63%, 7/15/22	150,000	154,230
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	291,986
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	403,412
Financial & Risk US Holdings, Inc., 6.25%, 5/15/26	50,000	49,969

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Financial & Risk US Holdings, Inc., 8.25%, 11/15/26	$100,000	$99,394
Ford Foundation (The), Senior Bond, Series 2017, 3.86%, 6/1/47	175,000	169,163
Garda World Security Corp., Senior Note, 8.75%, 5/15/25(a)	150,000	146,625
Gartner, Inc., 5.13%, 4/1/25(a)	100,000	100,537
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	198,000	197,125
Graham Holdings Co., 5.75%, 6/1/26(a)	50,000	51,188
Halfmoon Parent, Inc., 4.38%, 10/15/28	190,000	189,340
Halfmoon Parent, Inc., 4.80%, 8/15/38	798,000	796,754
Halfmoon Parent, Inc., 4.90%, 12/15/48	195,000	194,754
HCA, Inc., 5.38%, 2/1/25	150,000	153,000
HCA, Inc., 5.38%, 9/1/26	125,000	126,500
HCA, Inc., 5.63%, 9/1/28	125,000	125,625
HCA, Inc., 5.88%, 2/15/26	100,000	104,125
HCA, Inc., 7.50%, 2/15/22	400,000	438,000
HCA, Inc., Senior Secured Note, 4.75%, 5/1/23	150,000	152,812
HCA, Inc., Senior Secured Note, 5.88%, 3/15/22	200,000	212,000
HCA, Inc., Senior Secured Note, 6.50%, 2/15/20	300,000	311,475
Herc Rentals, Inc., Secured Note, 7.50%, 6/1/22(a)	155,000	163,912
HLF Financing Sarl LLC/ Herbalife International, Inc., 7.25%, 8/15/26	50,000	50,813
Keurig Dr Pepper, Inc., 4.42%, 5/25/25	289,000	290,136
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	90,000	97,751
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	134,278
Kraft Heinz Foods Co., 4.38%, 6/1/46	160,000	141,086
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	318,000	304,516
LifePoint Health, Inc., 5.50%, 12/1/21	150,000	152,438
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23(a)	$124,000	$124,153
Maple Escrow Subsidiary, Inc., 4.60%, 5/25/28(a)	198,000	198,895
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	160,707
Matthews International Corp., 5.25%, 12/1/25(a)	160,000	154,800
Medtronic, Inc., 2.50%, 3/15/20	252,000	250,314
Mylan, Inc., 4.20%, 11/29/23	400,000	395,557
Mylan, Inc., 5.20%, 4/15/48(a)	479,000	442,815
Nestle Holdings, Inc., 3.50%, 9/24/25	247,000	245,260
Nestle Holdings, Inc., 3.90%, 9/24/38	417,000	407,671
Nestle Holdings, Inc., 4.00%, 9/24/48	269,000	263,250
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	175,000	170,798
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	48,133
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22(a)	100,000	97,700
Pfizer, Inc., 3.00%, 9/15/21	120,000	119,940
Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	100,000	96,250
Polaris Intermediate Corp., Intermediate Senior Note, 8.50%, 12/1/22(a)	200,000	206,648
Post Holdings, Inc., 5.75%, 3/1/27(a)	200,000	196,500
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	48,517
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	141,935
Prestige Brands, Inc., 6.38%, 3/1/24	100,000	101,125
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23(a)	75,000	80,213
Roche Holdings, Inc., 1.75%, 1/28/22(a)	200,000	190,062
Select Medical Corp., 6.38%, 6/1/21	150,000	152,234

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   75

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	$648,000	$617,949
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21(a)	120,000	114,370
Sutter Health, Series 2018, 4.09%, 8/15/48	125,000	118,520
Tenet Healthcare Corp., 4.63%, 7/15/24	125,000	121,500
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	125,000	124,531
Tenet Healthcare Corp., Senior Secured Note, 6.00%, 10/1/20	200,000	206,250
Unilever Capital Corp., 2.00%, 7/28/26	1,125,000	994,310
United Rentals North America, Inc., 5.88%, 9/15/26	125,000	128,281
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	927,000	888,838
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	185,000	185,813
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	760,000	761,471
Universal Hospital Services, Inc., Secured Note, 7.63%, 8/15/20	275,000	276,004
US Foods, Inc., 5.88%, 6/15/24(a)	300,000	301,500
Verscend Escrow Corp., 9.75%, 8/15/26	75,000	77,344
WellCare Health Plans, Inc., 5.38%, 8/15/26	50,000	50,875
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25(a)	100,000	94,750
Zoetis, Inc., 2.76%, 8/20/21	725,000	726,252
Zoetis, Inc., 4.45%, 8/20/48	425,000	420,183
Total Consumer, Non-cyclical		27,159,914
DIVERSIFIED – 0.0%(f)
HRG Group, Inc., Senior Note, 7.75%, 1/15/22	150,000	154,425
ENERGY – 6.0%
Anadarko Petroleum Corp., Senior Bond, 6.45%, 9/15/36	397,000	452,490
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Andeavor Logistics L.P./ Tesoro Logistics Finance Corp., 5.20%, 12/1/47	$383,000	$381,936
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	200,000	201,250
Antero Resources Corp., 5.38%, 11/1/21	150,000	151,920
Apache Corp., 4.38%, 10/15/28	102,000	100,281
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	445,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26	75,000	74,494
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Note, 10.00%, 4/1/22(a)	250,000	281,875
Basic Energy Services, Inc., 10.75%, 10/15/23	25,000	25,500
Blue Racer Midstream LLC/ Blue Racer Finance Corp., 6.13%, 11/15/22(a)	100,000	102,625
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26(a)	25,000	25,469
BP Capital Markets PLC, 3.25%, 5/6/22	358,000	355,613
Bruin E&P Partners LLC, 8.88%, 8/1/23	100,000	103,000
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26(a)	100,000	93,250
California Resources Corp., Secured Note, 8.00%, 12/15/22(a)	400,000	381,500
Callon Petroleum Co., 6.13%, 10/1/24	100,000	101,750
Callon Petroleum Co., 6.38%, 7/1/26	75,000	76,313
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	235,795
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	200,000	204,250
Cenovus Energy, Inc., Senior Bond, 4.45%, 9/15/42	500,000	437,679
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	297,080

See Notes to Financial Statements.
76   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	$265,000	$256,061
Centennial Resource Production LLC, 5.38%, 1/15/26(a)	100,000	99,500
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)	50,000	49,875
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	200,000	200,750
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 7.00%, 6/30/24	105,000	114,975
Cheniere Energy Partners L.P., 5.25%, 10/1/25	125,000	125,000
Chesapeake Energy Corp., 6.63%, 8/15/20	300,000	313,500
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	154,800
Chevron Corp., Senior Note, 3.19%, 6/24/23	782,000	775,983
Citgo Holding, Inc., Senior Secured Note, 10.75%, 2/15/20(a)	200,000	212,000
CNX Resources Corp., 5.88%, 4/15/22	100,000	100,130
Concho Resources, Inc., 4.30%, 8/15/28	90,000	89,592
Continental Resources, Inc., 4.50%, 4/15/23	233,000	237,046
Covey Park Energy LLC/ Covey Park Finance Corp., 7.50%, 5/15/25(a)	150,000	152,062
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	200,000	204,250
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25(a)	125,000	122,344
DCP Midstream Operating L.P., 5.38%, 7/15/25	100,000	101,625
Denbury Resources, Inc., 6.38%, 8/15/21	150,000	146,250
Denbury Resources, Inc., 7.50%, 2/15/24	25,000	25,750
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21(a)	125,000	135,156
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	$175,000	$181,781
Diamondback Energy, Inc., 4.75%, 11/1/24	50,000	50,063
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	194,000
Enbridge, Inc., 3.03%, 6/15/20 (0.70% + 3 month USD LIBOR)(c)	675,000	677,463
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	282,352
Energy Transfer Equity L.P., Senior Secured Note, 4.25%, 3/15/23	125,000	124,219
Energy Transfer Equity L.P., Senior Secured Note, 7.50%, 10/15/20	350,000	374,762
Energy Transfer Partners L.P., 4.90%, 3/15/35	46,000	43,207
Energy Transfer Partners L.P., 4.95%, 6/15/28	115,000	117,016
Energy Transfer Partners L.P., 6.63%, 10/15/36	190,000	211,802
Energy Transfer Partners L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)	150,000	144,375
Energy Transfer Partners L.P., Series 30Y, 6.00%, 6/15/48	100,000	106,464
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	66,711
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	10,000	8,287
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	349,000	338,240
Ensco PLC, Senior Note, 7.75%, 2/1/26	100,000	99,250
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	203,572
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	145,000	135,337

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   77

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
EOG Resources, Inc., Senior Bond, 5.10%, 1/15/36	$175,000	$193,994
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	481,714
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	175,000	116,375
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	150,000	148,875
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24(a)	275,000	226,875
EQT Corp., Senior Note, 3.11%, 10/1/20 (0.77% + 3 month USD LIBOR)(c)	1,385,000	1,384,487
EQT Midstream Partners L.P., Senior Note, Series 5Y, 4.75%, 7/15/23	270,000	273,719
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	225,000	216,562
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	146,250
Halcon Resources Corp., 6.75%, 2/15/25	75,000	72,000
Halliburton Co., Senior Bond, 4.85%, 11/15/35	68,000	71,049
Hess Corp., Senior Bond, 5.60%, 2/15/41	278,000	281,208
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26(a)	150,000	151,500
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26(a)	100,000	96,750
Jones Energy Holdings LLC/ Jones Energy Finance Corp., Senior Secured Note, 9.25%, 3/15/23(a)	100,000	103,000
Kinder Morgan Energy Partners L.P., 4.30%, 5/1/24	212,000	213,985
Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	200,000	241,883
Laredo Petroleum, Inc., 5.63%, 1/15/22	150,000	148,875
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26	$50,000	$49,875
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	265,000	312,386
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	149,625
Matador Resources Co., 5.88%, 9/15/26	50,000	50,625
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24(a)	200,000	214,000
MEG Energy Corp., 6.38%, 1/30/23(a)	250,000	227,500
MEG Energy Corp., 7.00%, 3/31/24(a)	100,000	91,000
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	150,000	149,813
MPLX L.P., 4.00%, 3/15/28	252,000	242,247
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	140,251
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	200,000	203,181
Murray Energy Corp., PIK, 12.00%, 4/15/24	250,000	167,500
Murray Energy Corp., Secured Note, 11.25%, 4/15/21(a)	75,000	53,438
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	98,215
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	433,079
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22(a)	200,000	201,500
Noble Holding International Ltd., 7.75%, 1/15/24	150,000	148,875
Noble Holding International Ltd., 7.88%, 2/1/26(a)	100,000	103,750
Northern Natural Gas Co., 4.30%, 1/15/49	97,000	93,181
Northern Oil and Gas, Inc., PIK, 9.50%, 5/15/23	50,000	52,750
Oasis Petroleum, Inc., 6.88%, 3/15/22	275,000	279,807
ONEOK, Inc., 4.95%, 7/13/47	150,000	148,818

See Notes to Financial Statements.
78   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24(a)	$150,000	$156,375
Pattern Energy Group, Inc., 5.88%, 2/1/24(a)	500,000	505,000
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	150,000	153,187
Peabody Energy Corp., Senior Secured Note, 6.00%, 3/31/22(a)	150,000	152,437
Petroleos Mexicanos, 5.38%, 3/13/22	250,000	257,500
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	206,382
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	104,851
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	204,300
Petroleos Mexicanos, 6.75%, 9/21/47	824,000	786,253
Phillips 66, 2.91%, 2/26/21 (0.60% + 3 month USD LIBOR)(c)	881,000	882,089
Phillips 66, 3.90%, 3/15/28	212,000	208,992
Precision Drilling Corp., 7.13%, 1/15/26(a)	100,000	102,750
Range Resources Corp., 5.00%, 3/15/23	150,000	147,375
Resolute Energy Corp., 8.50%, 5/1/20	150,000	150,187
Sanchez Energy Corp., 6.13%, 1/15/23	250,000	143,750
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	105,000
SemGroup Corp., 7.25%, 3/15/26	70,000	69,825
SESI LLC, 7.75%, 9/15/24	150,000	153,000
Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	150,000	145,875
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(a)	50,000	51,500
SM Energy Co., Senior Note, 6.75%, 9/15/26	325,000	337,594
Southwestern Energy Co., 6.20%, 1/23/25(d)	200,000	198,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	150,000	149,896
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)	$100,000	$99,250
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23(a)	150,000	148,500
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	72,450
Sunoco Logistics Partners Operations L.P., 5.35%, 5/15/45	29,000	28,235
Tallgrass Energy Partners L.P. /Tallgrass Energy Finance Corp., 4.75%, 10/1/23	25,000	24,993
Targa Resources Partners L.P. /Targa Resources Partners Finance Corp., 5.88%, 4/15/26(a)	200,000	206,250
TerraForm Power Operating LLC, 4.25%, 1/31/23(a)	100,000	97,750
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39(a)	413,907	403,824
Transcanada Trust, 5.30%, 3/15/77 (5.30% fixed rate until 3/15/27; 3.21% + 3 month USD LIBOR until 3/15/47; 3.96% + 3 month USD LIBOR thereafter)(c)	159,000	151,249
Transcanada Trust, 5.63%, 5/20/75 (5.63% fixed rate until 5/20/25; 3.53% + 3 month USD LIBOR until 5/20/45; 4.28% + 3 month USD LIBOR thereafter)(c)	112,000	109,760
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24(a)	25,000	25,219
Transocean, Inc., 7.50%, 1/15/26(a)	150,000	154,875
Transocean, Inc., 9.00%, 7/15/23(a)	100,000	108,750
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	343,633
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(a)	175,000	171,062

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   79

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23	$100,000	$100,000
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24(a)	150,000	153,750
Weatherford International Ltd., 8.25%, 6/15/23	100,000	94,500
Weatherford International Ltd., 9.88%, 2/15/24	150,000	146,625
Western Gas Partners L.P., 5.50%, 8/15/48	10,000	9,412
Western Gas Partners L.P., Senior Note, 4.65%, 7/1/26	290,000	284,127
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	153,562
WildHorse Resource Development Corp., 6.88%, 2/1/25	150,000	154,875
Williams Cos., Inc. (The), Senior Note, 4.55%, 6/24/24	200,000	203,138
Williams Partners L.P., Senior Bond, 4.90%, 1/15/45	200,000	194,292
Woodside Finance Ltd., 3.70%, 3/15/28(a)	500,000	468,812
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	150,000	151,875
Total Energy		29,318,617
FINANCIAL – 13.9%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	687,500	670,727
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25(a)	100,000	93,218
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	400,887
Ally Financial, Inc., Senior Note, 3.75%, 11/18/19	350,000	348,687
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	500,000	501,875
American Express Co., Senior Note, 2.50%, 8/1/22	530,000	508,525
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	18,000	16,298
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Ardonagh Midco 3 PLC, Senior Secured Note, 8.63%, 7/15/23(a)	$200,000	$197,500
ASB Bank Ltd., Senior Note, 3.75%, 6/14/23(a)	1,200,000	1,189,202
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25(a)	150,000	114,000
Associated Bank NA/Green Bay, 3.50%, 8/13/21	205,000	203,966
AssuredPartners, Inc., Senior Note, 7.00%, 8/15/25(a)	100,000	99,000
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	390,000	364,184
AXA Equitable Holdings, Inc., Senior Bond, 5.00%, 4/20/48(a)	93,000	86,512
Bank of America Corp., 3.86%, 7/23/24 (3.86% fixed rate until 7/23/23; 0.94% + 3 month USD LIBOR thereafter)(c)	251,000	250,933
Bank of America Corp., Junior Subordinated Bond, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)	350,000	346,937
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	705,573
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	595,057
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	489,290
Bank of America Corp., Senior Note, 3.55%, 3/5/24 (3.55% fixed rate until 3/5/23; 0.78% + 3 month USD LIBOR thereafter)(c)	383,000	378,510
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	290,000	333,118
Bank of America Corp., Subordinated Note, 4.18%, 11/25/27	662,000	645,727

See Notes to Financial Statements.
80   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	$500,000	$467,170
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	468,207
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22 (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)(c)	463,000	434,352
BankUnited, Inc., 4.88%, 11/17/25	718,000	728,982
Barclays PLC, Junior Subordinated Bond, 8.25%, 12/15/18 (8.25% fixed rate until 12/5/18; 6.71% + USD 5 year Swap Rate thereafter)(c)(g)	200,000	201,750
Barclays PLC, Senior Bond, 4.97%, 5/16/29 (4.97% fixed rate until 5/16/28; 1.90% + 3 month USD LIBOR thereafter)(c)	200,000	197,362
BB+TCorp. SR UNSECURED 06/25 3.7, Senior Note, 3.70%, 6/5/25	1,000,000	996,028
BB+TCorp. SR UNSECURED 09/21 3.2, Senior Note, 3.20%, 9/3/21	290,000	288,260
BNP Paribas S.A., Senior Note, 3.80%, 1/10/24(a)	270,000	264,027
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	496,648
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	223,000	184,272
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	481,720
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	473,521
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21(a)	500,000	498,356
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	$490,000	$478,621
Capital One Financial Corp., Subordinated Note, 3.75%, 7/28/26	198,000	184,665
Chubb INA Holdings, Inc., 2.88%, 11/3/22	216,000	211,392
CIT Group, Inc., 5.00%, 8/1/23	100,000	102,010
Citibank NA, Senior Note, 2.13%, 10/20/20	270,000	263,655
Citigroup, Inc., 4.65%, 7/23/48	168,000	169,650
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)(5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(g)	250,000	255,625
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	1,025,000	1,005,374
Citigroup, Inc., Senior Note, 2.88%, 7/24/23 (2.88% fixed rate until 7/24/22; 0.95% + 3 month USD LIBOR thereafter)(c)	318,000	307,573
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	180,000	175,913
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	120,000	134,133
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	489,000	483,070
Citizens Bank NA/Providence, 3.12%, 5/26/22 (0.81% + 3 month USD LIBOR)(c)	1,550,000	1,556,616
Citizens Bank NA/Providence, Senior Note, 2.25%, 3/2/20	500,000	493,273
CNA Financial Corp., 3.95%, 5/15/24	365,000	362,959
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22(a)	50,000	49,875
Credit Suisse AG, Senior Note, 3.00%, 10/29/21	620,000	611,090

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   81

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	$200,000	$196,084
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	503,036
Discover Bank, 4.65%, 9/13/28	750,000	751,394
Drawbridge Special Opportunities Fund L.P./ Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,203,741
Duke Realty L.P., 4.00%, 9/15/28	155,000	152,156
Enstar Group Ltd., Senior Note, 4.50%, 3/10/22	80,000	80,338
EPR Properties, 4.95%, 4/15/28	75,000	73,655
Equinix, Inc., 5.38%, 1/1/22	125,000	129,063
Equinix, Inc., Senior Note, 5.38%, 4/1/23	200,000	205,238
Equinix, Inc., Senior Note, 5.75%, 1/1/25	50,000	51,313
Export Leasing 2009 LLC, 1.86%, 8/28/21	329,551	324,113
FelCor Lodging L.P., 6.00%, 6/1/25	150,000	156,000
First Horizon National Corp., 3.50%, 12/15/20	287,000	287,423
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	149,000	164,239
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	615,627
FS Investment Corp., Senior Note, 4.25%, 1/15/20	945,000	945,565
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	340,000	332,205
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	360,000	337,416
Genworth Holdings, Inc., 7.70%, 6/15/20	25,000	25,625
Goldman Sachs Group, Inc. (The), Senior Bond, 4.02%, 10/31/38 (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)(c)	145,000	134,242
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	$1,215,000	$1,196,688
Goldman Sachs Group, Inc. (The), Senior Note, 2.91%, 6/5/23 (2.91% fixed rate until 6/5/22; 1.05% + 3 month USD LIBOR thereafter)(c)	121,000	117,044
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	83,620
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	463,000	556,298
HNA 2015 LLC, 2.37%, 9/18/27	472,892	452,573
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27 (6.00% fixed rate until 5/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)(c)(g)	200,000	191,850
HSBC Holdings PLC, Junior Subordinated Note, 6.25%, 3/23/23 (6.25% fixed rate until 3/23/23; 3.45% + USD 5 year Mid-Market Swap Rate thereafter)(c)	200,000	199,250
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.54% + 3 month USD LIBOR thereafter)(c)	200,000	200,224
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	482,803
HUB International Ltd., Senior Note, 7.00%, 5/1/26(a)	150,000	150,197
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26(a)	100,000	93,250
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	350,000	356,359
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	275,000	281,875

See Notes to Financial Statements.
82   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	$100,000	$100,375
Intesa Sanpaolo SpA, Senior Note, 3.88%, 1/12/28(a)	600,000	508,151
Iron Mountain, Inc., 5.25%, 3/15/28(a)	150,000	139,125
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Note, 7.38%, 4/1/20(a)	250,000	254,063
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Senior Bond, 4.15%, 1/23/30	171,000	153,555
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(g)	350,000	381,937
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(g)	318,000	331,159
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	165,000	154,104
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,270,000	1,247,800
JPMorgan Chase & Co., Senior Note, 2.55%, 3/1/21	934,000	917,179
Kennedy-Wilson, Inc., 5.88%, 4/1/24	225,000	221,625
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	473,900
Kimco Realty Corp., 4.25%, 4/1/45	95,000	84,975
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21(a)	150,000	152,063
Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	120,000	119,842
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
M&T Bank Corp., 3.02%, 7/26/23	$1,000,000	$1,006,774
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	8,000	7,425
Manufacturers & Traders Trust Co., 2.96%, 12/1/21 (0.64% + 3 month USD LIBOR)(c)	1,000,000	997,636
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	480,053
MassMutual Global Funding II, 2.75%, 6/22/24	200,000	190,707
MetLife, Inc., Junior Subordinated Bond, 6.40%, 12/15/66	345,000	365,700
MGIC Investment Corp., 5.75%, 8/15/23	50,000	52,250
Mid-America Apartments L.P., Senior Note, 4.00%, 11/15/25	1,005,000	988,719
Mitsubishi UFJ Financial Group, Inc., Senior Note, 2.67%, 7/25/22	251,000	241,835
Mitsubishi UFJ Financial Group, Inc., Senior Note, 2.95%, 3/1/21	230,000	226,839
Mitsubishi UFJ Financial Group, Inc., Senior Note, 3.78%, 3/2/25	345,000	341,303
Mizuho Financial Group, Inc., Senior Note, 2.27%, 9/13/21	380,000	365,759
Mizuho Financial Group, Inc., Senior Note, 3.55%, 3/5/23	700,000	692,087
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,108,040
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	1,444,000	1,494,866
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	150,000	157,500
National Australia Bank Ltd., Senior Note, 3.63%, 6/20/23	250,000	248,620

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   83

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
National Retail Properties, Inc., 4.80%, 10/15/48	$73,000	$73,110
National Rural Utilities Cooperative Finance Corp., 2.40%, 4/25/22	159,000	153,622
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32 (4.13% fixed rate until 10/18/27; 1.85% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	250,000	228,191
Navient Corp., Senior Note, 5.00%, 10/26/20	225,000	227,770
Navient Corp., Senior Note, 6.75%, 6/25/25	500,000	503,125
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	49,500
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	470,480
New York Life Global Funding, Secured Note, 1.95%, 9/28/20(a)	208,000	203,646
NFP Corp., Senior Note, 6.88%, 7/15/25(a)	100,000	100,000
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	403,240	383,571
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	493,830
People’s United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	495,622
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	470,938
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	428,351
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	493,376
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	448,870
Prudential Financial, Inc., Junior Subordinated Bond, 4.50%, 9/15/47 (4.50% fixed rate until 9/15/27; 2.38% + 3 month USD LIBOR thereafter)(c)	120,000	110,700
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	$530,000	$552,525
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	150,000	147,375
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	100,000	93,625
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(a)	150,000	150,750
Regency Centers L.P., 3.75%, 6/15/24	500,000	488,368
Regions Bank, 2.84%, 8/13/21	600,000	600,466
Regions Bank, 3.37%, 8/13/21 (3.37% fixed rate until 11/28/27; 0.50% + 3 month USD LIBOR thereafter)	288,000	287,126
Regions Bank, Senior Note, 2.72%, 4/1/21 (0.38% + 3 month USD LIBOR)(c)	1,250,000	1,250,213
Regions Financial Corp., Senior Note, 2.75%, 8/14/22	441,000	425,199
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	563,000	723,510
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	494,553
Royal Bank of Scotland Group PLC, Junior Subordinated Bond, 8.63%, 8/15/21 (8.63% fixed rate until 8/15/21; 7.60% + USD 5 year Swap Rate thereafter)(c)(g)	200,000	214,250
Royal Bank of Scotland Group PLC, Senior Note, 3.50%, 5/15/23 (3.50% fixed rate until 5/15/22; 1.48% + 3 month USD LIBOR thereafter)(c)	300,000	290,643
Sandalwood 2013 LLC, 2.82%, 2/12/26	138,906	136,676
Sandalwood 2013 LLC, 2.84%, 7/10/25	485,405	479,924
Santander Holdings USA, Inc., Senior Note, 3.40%, 1/18/23	344,000	331,672

See Notes to Financial Statements.
84   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	$150,000	$151,440
Springleaf Finance Corp., 6.88%, 3/15/25	200,000	199,900
Springleaf Finance Corp., 7.13%, 3/15/26	175,000	174,672
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	462,915
SunTrust Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)	179,000	178,385
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	397,000	397,707
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	483,237
Tagua Leasing LLC, 1.58%, 11/16/24	704,023	669,564
Tagua Leasing LLC, 1.90%, 7/12/24	190,225	183,326
Tempo Acquisition LLC/ Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25(a)	100,000	97,250
Toronto-Dominion Bank (The), Senior Note, 1.85%, 9/11/20	294,000	287,316
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(a)	560,000	548,561
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	978,994
US Bank NA, Senior Note, 2.60%, 5/21/21 (0.29% + 3 month USD LIBOR)(c)	500,000	500,797
VITALITY RE V Ltd. UNSECURED 144A 01/20 VAR, 3.95%, 1/7/20 (1.75% + 3 month USD Treasury Bill)(a)(c)	1,100,000	1,101,760
Wand Merger Corp., Senior Note, 8.13%, 7/15/23	50,000	52,365
Wand Merger Corp., Senior Note, 9.13%, 7/15/26	50,000	52,375
Wells Fargo & Co., 3.00%, 2/19/25	618,000	585,264
Wells Fargo & Co., Senior Note, 3.07%, 1/24/23	300,000	292,726
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Wells Fargo & Co., Subordinated Bond, 4.75%, 12/7/46	$145,000	$144,209
Wells Fargo Bank NA, 3.55%, 8/14/23	324,000	322,395
Wells Fargo Capital X, 5.95%, 12/1/86	100,000	107,000
Welltower, Inc., 3.95%, 9/1/23	407,000	406,820
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25(a)	150,000	144,750
Willis North America, Inc., 5.05%, 9/15/48	136,000	135,570
XLIT Ltd., 5.50%, 3/31/45	185,000	195,211
ZB NA, 3.50%, 8/27/21	500,000	497,073
Total Financial		68,155,504
INDUSTRIAL – 5.2%
3M Co., 2.52%, 2/14/24	1,000,000	997,937
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	470,539
ABB Finance USA, Inc., 3.38%, 4/3/23	331,000	329,682
Allegion US Holding Co., Inc., 3.20%, 10/1/24	72,000	67,264
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	100,000	99,313
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	100,674
Arconic, Inc., Senior Note, 5.90%, 2/1/27	175,000	178,082
ARD Finance S.A., Senior Secured Note, PIK (7.125% Cash or 7.875% PIK), 7.13%, 9/15/23(e)	200,000	202,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(a)	400,000	392,800
Berry Global, Inc., 6.00%, 10/15/22	150,000	154,500
BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Note, 9.25%, 3/15/24(a)	300,000	314,812
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24(a)	150,000	144,937
Bombardier, Inc., Senior Note, 6.00%, 10/15/22(a)	250,000	250,625

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   85

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Bombardier, Inc., Senior Note, 7.50%, 3/15/25(a)	$100,000	$103,125
Bombardier, Inc., Senior Note, 7.75%, 3/15/20(a)	150,000	156,844
Bombardier, Inc., Senior Note, 8.75%, 12/1/21(a)	200,000	221,170
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25(a)	100,000	102,788
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24(a)	150,000	144,187
BWAY Holding Co., Senior Note, 7.25%, 4/15/25(a)	275,000	268,097
BWX Technologies, Inc., 5.38%, 7/15/26(a)	50,000	50,188
Caterpillar Financial Services Corp., 3.15%, 9/7/21	111,000	110,810
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	198,000	192,128
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	278,000	277,979
CH Robinson Worldwide, Inc., Senior Note, 4.20%, 4/15/28	212,000	209,187
Cloud Crane LLC, 10.13%, 8/1/24	100,000	109,500
CNH Industrial Capital LLC, 4.20%, 1/15/24	768,000	763,934
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	251,000	237,363
Corning, Inc., Senior Bond, 4.38%, 11/15/57	500,000	437,102
DAE Funding LLC, 4.50%, 8/1/22(a)	350,000	341,250
Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26(a)	50,000	51,688
Energizer Holdings, Inc., 5.50%, 6/15/25	75,000	74,625
FedEx Corp., 4.05%, 2/15/48	127,000	113,682
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26(a)	50,000	49,375
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25	50,000	49,648
frontdoor, Inc., 6.75%, 8/15/26	50,000	51,500
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
GATX Corp., Senior Note, 3.06%, 11/5/21 (0.72% + 3 month USD LIBOR)(c)	$1,500,000	$1,503,282
GATX Corp., Senior Note, 3.25%, 9/15/26	9,000	8,279
General Dynamics Corp., 2.88%, 5/11/20	234,000	233,427
Griffon Corp., 5.25%, 3/1/22	150,000	148,312
Harris Corp., Senior Note, 4.40%, 6/15/28	234,000	234,707
Jabil, Inc., Senior Note, 3.95%, 1/12/28	32,000	29,981
James Hardie International Finance DAC, Senior Note, 4.75%, 1/15/25(a)	150,000	145,155
Jeld-Wen, Inc., 4.63%, 12/15/25(a)	150,000	138,375
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	68,000	67,041
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	239,000	234,886
Kansas City Southern, 4.30%, 5/15/43	663,000	621,731
Kansas City Southern, 4.70%, 5/1/48	240,000	238,390
Kirby Corp., Senior Note, 4.20%, 3/1/28	212,000	207,101
Martin Marietta Materials, Inc., Senior Bond, 4.25%, 12/15/47	95,000	81,001
Masco Corp., Senior Bond, 4.50%, 5/15/47	179,000	153,554
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26(a)	100,000	100,500
Multi-Color Corp., 6.13%, 12/1/22(a)	200,000	204,500
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22(a)	125,000	133,828
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26(a)	100,000	100,750
Norfolk Southern Corp., 5.10%, 8/1/2118	197,000	194,110
Novelis Corp., 5.88%, 9/30/26(a)	200,000	195,250
Nvent Finance Sarl, 4.55%, 4/15/28(a)	171,000	166,385

See Notes to Financial Statements.
86   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Owens Corning, 4.30%, 7/15/47	$437,000	$352,048
Owens Corning, 4.40%, 1/30/48	111,000	91,783
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(a)	150,000	151,312
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25	50,000	51,375
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(a)	150,000	151,500
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	92,250
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25(a)	306,000	299,728
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	330,000	329,395
PGT Escrow Issuer, Inc., 6.75%, 8/1/26	50,000	51,875
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23(a)	250,000	248,625
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	569,605
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	528,764
Roper Technologies, Inc., 4.20%, 9/15/28	403,000	400,763
Siemens Financieringsmaatschappij N.V., 2.20%, 3/16/20(a)	370,000	365,460
SPX FLOW, Inc., 5.63%, 8/15/24(a)	68,000	68,333
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	75,000	69,278
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24(a)	215,000	214,731
Stevens Holding Co., Inc., 6.13%, 10/1/26	25,000	25,406
Summit Materials LLC/ Summit Materials Finance Corp., 5.13%, 6/1/25(a)	55,000	51,563
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Summit Materials LLC/ Summit Materials Finance Corp., 6.13%, 7/15/23	$100,000	$101,418
Tennant Co., 5.63%, 5/1/25	200,000	202,500
Timken Co. (The), 4.50%, 12/15/28	115,000	112,879
TopBuild Corp., 5.63%, 5/1/26(a)	125,000	122,187
TransDigm, Inc., 6.00%, 7/15/22	100,000	101,625
TransDigm, Inc., 6.50%, 5/15/25	200,000	203,750
Trimble, Inc., 4.75%, 12/1/24	23,000	23,284
Trimble, Inc., Senior Note, 4.15%, 6/15/23	600,000	600,266
Trimble, Inc., Senior Note, 4.90%, 6/15/28	245,000	246,272
Triumph Group, Inc., 5.25%, 6/1/22	150,000	141,375
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	600,000	609,403
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	392,635
Union Pacific Corp., Senior Bond, 4.50%, 9/10/48	180,000	182,894
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	558,827	517,259
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	980,763
United Parcel Service, Inc., Senior Note, 2.79%, 4/1/23 (0.45% + 3 month USD LIBOR)(c)	1,030,000	1,034,234
United Technologies Corp., 3.95%, 8/16/25	131,000	130,169
United Technologies Corp., 4.13%, 11/16/28	165,000	163,890
United Technologies Corp., Senior Note, 1.90%, 5/4/20	225,000	220,460
US Concrete, Inc., 6.38%, 6/1/24	150,000	151,755
Valmont Industries, Inc., 5.00%, 10/1/44	6,000	5,454
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24(a)	100,000	104,000

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   87

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22(a)(e)	$200,000	$204,500
Vulcan Materials Co., Senior Bond, 4.70%, 3/1/48(a)	196,000	179,635
Waste Management, Inc., 3.90%, 3/1/35	250,000	243,998
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	150,000	145,125
WestRock Co., 3.00%, 9/15/24(a)	500,000	472,535
WestRock Co., 3.38%, 9/15/27(a)	525,000	491,613
XPO Logistics, Inc., 6.13%, 9/1/23	100,000	103,625
XPO Logistics, Inc., 6.50%, 6/15/22(a)	169,000	174,492
Total Industrial		25,438,169
TECHNOLOGY – 2.1%
ACI Worldwide, Inc., 5.75%, 8/15/26	50,000	50,813
Advanced Micro Devices, Inc., Senior Note, 7.00%, 7/1/24	350,000	369,250
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	311,135
Apple, Inc., Senior Note, 2.85%, 5/6/21	251,000	249,730
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	491,078
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	475,505
BMC Software Finance, Inc., Senior Note, 8.13%, 7/15/21(a)	100,000	102,210
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	266,693
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24(a)	125,000	124,598
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	50,000	51,644
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	200,000	199,250
Dell International LLC/EMC Corp., 5.88%, 6/15/21(a)	250,000	257,500
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	583,000	698,960
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	$200,000	$211,125
EMC Corp., Senior Note, 2.65%, 6/1/20	546,000	536,047
Everi Payments, Inc., 7.50%, 12/15/25(a)	100,000	101,000
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23(a)	150,000	159,937
First Data Corp., 5.38%, 8/15/23	175,000	177,669
First Data Corp., 7.00%, 12/1/23(a)	600,000	624,750
First Data Corp., Secured Note, 5.75%, 1/15/24(a)	100,000	101,275
Fiserv, Inc., 4.20%, 10/1/28	163,000	163,238
Harland Clarke Holdings Corp., Senior Note, 9.25%, 3/1/21(a)	250,000	236,250
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22(a)	100,000	95,875
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	159,000	163,289
IBM Credit LLC, Senior Note, 2.65%, 2/5/21	880,000	870,030
Infor US, Inc., 6.50%, 5/15/22	350,000	354,742
Intel Corp., Senior Note, 2.45%, 7/29/20	424,000	420,354
International Business Machines Corp., 2.50%, 1/27/22	270,000	262,871
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(a)	150,000	153,938
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	317,379
NCR Corp., 5.88%, 12/15/21	100,000	101,000
NXP B.V./NXP Funding LLC, 4.13%, 6/1/21(a)	200,000	200,650
Oracle Corp., Senior Bond, 4.00%, 7/15/46	250,000	237,856
Oracle Corp., Senior Note, 2.95%, 11/15/24	305,000	294,472
Qorvo, Inc., 5.50%, 7/15/26	100,000	101,513
Qorvo, Inc., 7.00%, 12/1/25	3,000	3,248
QUALCOMM, Inc., 3.45%, 5/20/25	210,000	204,074

See Notes to Financial Statements.
88   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)	$100,000	$97,375
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24(a)	150,000	164,370
Western Digital Corp., 4.75%, 2/15/26	250,000	241,769
Total Technology		10,244,462
UTILITIES – 5.4%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	423,474
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	280,092
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	298,604
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	198,000	185,389
AmeriGas Partners L.P./ AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	150,000	147,375
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	120,000	114,350
Calpine Corp., 5.25%, 6/1/26	200,000	185,250
Calpine Corp., 6.00%, 1/15/22	150,000	151,612
Calpine Corp., Senior Note, 5.38%, 1/15/23	300,000	282,000
Calpine Corp., Senior Note, 5.50%, 2/1/24	150,000	133,875
Clearway Energy Operating LLC, 5.75%, 10/15/25	525,000	529,922
Comision Federal de Electricidad, Senior Note, 4.88%, 1/15/24(a)	200,000	203,006
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	817,521
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	965,605
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	500,000	491,871
Consolidated Edison Co. of New York, Inc., Senior Bond, 3.85%, 6/15/46	397,000	369,525
Consumers Energy Co., 3.95%, 7/15/47	397,000	384,483
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)	$108,000	$112,352
Dominion Energy, Inc., Senior Note, 2.91%, 5/15/20 (0.60% + 3 month USD LIBOR)(a)(c)	1,000,000	1,000,420
Dominion Energy, Inc., Senior Note, Series D, 2.85%, 8/15/26	198,000	180,170
DOMINION ENERGY, Inc. SR UNSECURED 06/28 4.25, Senior Note, 4.25%, 6/1/28	270,000	270,724
DTE Electric Co., Series A, 4.05%, 5/15/48	397,000	390,118
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	549,091
Duke Energy Progress LLC, 2.80%, 5/15/22	183,000	179,473
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	22,000	21,605
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	500,000	483,488
Entergy Louisiana LLC, 4.20%, 9/1/48	510,000	505,865
Exelon Corp., Junior Subordinated Note, 3.50%, 6/1/22	173,000	169,962
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	418,000	424,524
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	649,000	837,124
FirstEnergy Corp., Senior Note, Series B, 3.90%, 7/15/27	225,000	218,759
Fortis, Inc., Senior Note, 2.10%, 10/4/21	504,000	481,458
Fortis, Inc., Senior Note, 3.06%, 10/4/26	330,000	302,640
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	149,000	145,263

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   89

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	$1,000,000	$899,301
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	969,827
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	438,060
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	500,000	459,904
MidAmerican Energy Co., 3.10%, 5/1/27	653,000	621,767
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	478,740
Nevada Power Co., Series BB, 2.75%, 4/15/20	160,000	159,543
New England Power Co., Senior Bond, 3.80%, 12/5/47(a)	500,000	461,762
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	250,000	245,000
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(a)	250,000	239,375
NiSource, Inc., Senior Bond, 4.38%, 5/15/47	95,000	90,571
NRG Energy, Inc., 6.63%, 1/15/27	150,000	157,425
NRG Yield Operating LLC, 5.00%, 9/15/26	150,000	143,625
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	717,095
Pacific Gas & Electric Co., 3.30%, 12/1/27	303,000	276,852
Pacific Gas & Electric Co., Senior Bond, 4.45%, 4/15/42	100,000	92,291
PacifiCorp, 4.13%, 1/15/49	135,000	132,346
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	84,440
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,105,714
Public Service Co. of Colorado, 3.70%, 6/15/28	193,000	192,891
Public Service Co. of Colorado, 4.10%, 6/15/48	619,000	614,663
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Puget Sound Energy, Inc., 4.22%, 6/15/48	$220,000	$220,514
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	450,463
Sempra Energy, Senior Note, 2.84%, 1/15/21 (0.50% + 3 month USD LIBOR)(c)	358,000	358,091
South Carolina Electric & Gas Co., 5.10%, 6/1/65	310,000	309,936
Southern California Edison Co., 3.40%, 6/1/23	1,000,000	990,181
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,059,203
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	76,510
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	492,290
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	500,000	473,138
Talen Energy Supply LLC, 10.50%, 1/15/26(a)	100,000	90,500
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	496,073
Vistra Energy Corp., 7.38%, 11/1/22	175,000	182,031
Vistra Operations Co. LLC, 5.50%, 9/1/26	275,000	278,094
Total Utilities		26,295,206
TOTAL CORPORATE BONDS (Cost: $237,245,181)		236,564,775
ASSET-BACKED SECURITIES – 13.0%
Allegro CLO IV Ltd., Series 2016-1A, Class A, 3.74%, 1/15/29 (1.40% + 3 month USD LIBOR)(a)(c)	1,000,000	1,000,707
Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	1,200,000	1,197,991
Americredit Automobile Receivables Trust 2018-2, Series 2018-2, Class C, ABS, 3.59%, 6/18/24	500,000	498,386
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.44%, 7/26/31 (1.10% + 3 month USD LIBOR)(a)(c)	1,000,000	999,898

See Notes to Financial Statements.
90   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.99%, 6/20/22(a)	$1,100,000	$1,085,858
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, ABS, 3.38%, 7/17/28	500,000	499,993
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.59%, 10/24/29 (1.25% + 3 month USD LIBOR)(a)(c)	500,000	500,680
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	1,192,614	1,194,417
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	1,000,000	984,742
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.61%, 4/22/30 (1.26% + 3 month USD LIBOR)(a)(c)	1,000,000	999,998
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, ABS, 3.56%, 7/15/30	1,199,344	1,196,187
Chesapeake Funding II LLC, Series 2018-1A, Class A1, 3.04%, 4/15/30(a)	1,100,000	1,097,230
CIFC Funding 2014-V Ltd., Series 2014-5A, Class A1R2, ABS, 3.63%, 10/17/31	1,000,000	1,000,000
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27(a)	1,000,000	989,995
CSMC 2018-RPL8 Trust, Series 2018-RPL8, Class A1, ABS, 4.13%, 7/25/58	200,000	199,275
Dell Equipment Finance Trust, Series 2018-1, Class A3, 3.18%, 6/22/23(a)	1,100,000	1,099,951
DLL LLC, Series 2018-1, Class A3, 3.10%, 4/18/22(a)	1,100,000	1,098,369
Dorchester Park CLO Ltd., Series 2015-1A, Class AR, 3.25%, 4/20/28 (3.25% fixed rate until 4/20/19; 0.90% + 3 month USD LIBOR thereafter)(a)(c)	1,000,000	998,178
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	$500,000	$499,446
Drive Auto Receivables Trust, Series 2018-4, Class B, ABS, 3.36%, 10/17/22	600,000	600,167
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.57%, 10/15/29 (3.57% fixed rate until 10/15/19; 1.23% + 3 month USD LIBOR thereafter)(a)(c)	500,000	501,497
Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 1/20/23(a)	1,300,000	1,271,656
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 3.19%, 1/16/26 (0.85% + 3 month USD LIBOR)(a)(c)	1,000,000	997,841
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27(a)	1,100,000	1,086,534
Ford Credit Auto Owner Trust 2017-REV2, Series 2017-2, Class A, ABS, 2.36%, 3/15/29	400,000	383,561
Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, ABS, 3.47%, 1/15/30	400,000	399,349
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	733,688	732,555
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	190,000	189,748
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A4, 2.07%, 11/16/22(a)	1,000,000	975,372
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	531,844	533,907
Hertz Vehicle Financing II L.P., Series 2016-2A, Class A, 2.95%, 3/25/22(a)	1,000,000	984,041
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 3.17%, 4/15/27 (0.83% + 3 month USD LIBOR)(a)(c)	1,250,000	1,246,641

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   91

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class A, 3.71%, 7/17/29 (1.37% + 3 month USD LIBOR)(a)(c)	$250,000	$250,394
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26(a)	1,300,000	1,280,203
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, ABS, 5.96%, 7/25/48	1,300,000	1,297,761
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	1,185,453	1,200,192
Mariner Finance Issuance Trust 2017-B, Series 2017-BA, Class A, ABS, 2.92%, 12/20/29	450,000	443,353
MCA Fund II Holding LLC, Series 2017-1, Class A, 3.96%, 8/15/28 (1.65% + 3 month USD LIBOR)(a)(c)	798,935	798,927
Midocean Credit CLO IX, Series 2018-9A, Class A1, ABS, 3.40%, 7/20/31	500,000	499,430
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	100,000	99,789
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	100,272
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.46%, 7/15/31 (1.12% + 3 month USD LIBOR)(a)(c)	1,000,000	998,922
Mountain View CLO LLC, Series 2017-2A, Class A, 3.55%, 1/16/31 (1.21% + 3 month USD LIBOR)(a)(c)	260,000	259,997
Nationstar HECM Loan Trust 2018-2, Series 2018-2A, Class M1, ABS, 3.55%, 7/25/28	1,300,000	1,296,113
Navient Private Education Refi Loan Trust 2018-C, Series 2018-CA, Class A2, ABS, 3.52%, 6/16/42	200,000	198,491
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57(a)	742,434	735,094
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 4/18/22(a)	$1,200,000	$1,187,502
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	1,100,000	1,096,782
OneMain Direct Auto Receivables Trust 2018-1, Series 2018-1A, Class A, ABS, 3.43%, 12/16/24	500,000	499,357
Oportun Funding LLC, Series 2018-B, Class A, 3.91%, 7/8/24	750,000	747,001
Oportun Funding LLC, Series 2018-B, Class B, 4.50%, 7/8/24	490,000	487,693
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A3, ABS, 3.39%, 9/12/22	1,300,000	1,295,250
OZLM IX Ltd., Series 2014-9A, Class A1R, 3.57%, 1/20/27 (1.22% + 3 month USD LIBOR)(a)(c)	200,000	199,806
PFS Financing Corp., Series 2017-BA, Class A2, 2.22%, 7/15/22(a)	1,000,000	980,135
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27(a)	750,000	747,725
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27(a)	510,000	508,012
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	476,834	474,330
Santander Drive Auto Receivables Trust, Series 2018-3, Class B, 3.29%, 10/17/22	1,200,000	1,197,961
Saratoga Investment Corp. Ltd., Series 2013-1A, Class A1R, 3.90%, 10/20/25 (1.55% + 3 month USD LIBOR)(a)(c)	250,000	250,104
SBA Tower Trust, Series 2014-1A, Class C, 2.90%, 10/15/44(a)	1,255,000	1,252,506
Sierra Timeshare Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	437,474	432,954

See Notes to Financial Statements.
92   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Sierra Timeshare 2018-2 Receivables Funding LLC, Series 2018-2A, Class A, ABS, 3.50%, 6/20/35	$273,067	$272,110
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	500,667
Sofi Professional Loan Program 2018-C Trust, Series 2018-C, Class A2FX, ABS, 3.59%, 1/25/48	700,000	697,730
Sofi Professional Loan Program 2018-D Trust, Series 2018-D, Class A2FX, ABS, 3.60%, 2/25/48	900,000	896,957
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.41%, 1/26/31 (1.07% + 3 month USD LIBOR)(a)(c)	250,000	249,148
Springleaf Funding Trust 2017-A, Series 2017-AA, Class A, ABS, 2.68%, 7/15/30	600,000	587,968
SWC Funding LLC 2018-1, Series 2018-1A, Class A, ABS, 4.75%, 8/15/33	1,300,000	1,286,533
Synchrony Credit Card Master Note Trust, Series 2017-1, Class A, 1.93%, 6/15/23	1,100,000	1,078,246
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	492,500	497,400
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.49%, 1/20/31 (1.14% + 3 month USD LIBOR)(a)(c)	1,000,000	998,525
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)(c)	282,373	278,560
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58(a)(c)	382,675	382,814
Towd Point Mortgage Trust 2018-5, Series 2018-5, Class A1, ABS, 3.25%, 8/25/58	100,000	97,918
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20(a)	1,250,000	1,223,655
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Trafigura Securitisation Finance PLC 2018-1, Series 2018-1A, Class A2, ABS, 3.73%, 3/15/22	$200,000	$199,990
Vivint Colar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	250,000	247,835
Vivint Colar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	1,000,000	1,020,636
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,250,000	1,249,344
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.47%, 7/17/31 (1.10% + 3 month USD LIBOR)(a)(c)	1,000,000	994,403
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	485,000	489,059
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45(a)	485,000	485,189
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.55%, 6/17/24	1,000,000	987,355
Zais Clo 9 Ltd., Series 2018-2A, Class A, 3.72%, 7/20/31 (1.20% + 3 month USD LIBOR)(a)(c)	1,000,000	999,919
TOTAL ASSET-BACKED SECURITIES (Cost: $63,657,451)		63,582,187
U.S. GOVERNMENT AGENCIES – 10.8%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	287,687	269,588
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	399,037	393,494
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	337,111	326,262
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	1,065,784	1,029,446
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	245,039	243,000
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	895,176	887,720
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	396,980	393,677
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	527,735	520,724

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   93

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	$1,191,700	$1,179,636
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	501,636	493,954
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	1,996,278	1,970,672
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	257,782	262,573
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	488,247	497,332
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	719,808	731,419
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	123,439	125,400
Federal Home Loan Mortgage Corp., 4.00%, 9/1/48	503,377	508,558
Federal Home Loan Mortgage Corp., 4.00%, 10/1/48(h)	1,000,000	1,009,718
Federal Home Loan Mortgage Corp., 4.00%, 10/1/48	499,950	504,373
Federal Home Loan Mortgage Corp., 4.00%, 11/1/48	500,000	505,438
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	50,107	52,748
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	252,187	260,481
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	239,359	247,230
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	409,645	427,369
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	280,824	298,284
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,387,995
Federal National Mortgage Association, 2.50%, 4/1/31	419,988	405,597
Federal National Mortgage Association, 2.50%, 11/1/31	452,751	437,238
Federal National Mortgage Association, 2.50%, 9/1/46	107,493	99,515
Federal National Mortgage Association, 2.50%, 10/1/46	288,946	267,500
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,436,145
Federal National Mortgage Association, 3.00%, 5/1/32	1,027,232	1,015,719
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 11/1/32	$665,745	$658,284
Federal National Mortgage Association, 3.00%, 5/1/43	626,407	604,649
Federal National Mortgage Association, 3.00%, 11/1/46	454,487	435,381
Federal National Mortgage Association, 3.00%, 1/1/47	678,789	650,183
Federal National Mortgage Association, 3.50%, 8/1/33	500,000	502,864
Federal National Mortgage Association, 3.50%, 8/1/43	244,234	241,984
Federal National Mortgage Association, 3.50%, 12/1/45	982,688	971,273
Federal National Mortgage Association, 3.50%, 12/1/45	709,232	700,994
Federal National Mortgage Association, 3.50%, 12/1/46	301,842	297,899
Federal National Mortgage Association, 3.50%, 1/1/47	425,438	419,793
Federal National Mortgage Association, 3.50%, 4/1/47	1,315,244	1,297,245
Federal National Mortgage Association, 3.50%, 8/1/47	2,518,615	2,481,546
Federal National Mortgage Association, 3.50%, 11/1/47	214,326	211,041
Federal National Mortgage Association, 4.00%, 9/1/40	432,044	439,530
Federal National Mortgage Association, 4.00%, 3/1/41	731,543	744,262
Federal National Mortgage Association, 4.00%, 12/1/45	544,660	550,787
Federal National Mortgage Association, 4.00%, 12/1/47	527,787	533,696
Federal National Mortgage Association, 4.00%, 2/1/48	496,715	501,813
Federal National Mortgage Association, 4.00%, 4/1/48	2,482,515	2,507,995
Federal National Mortgage Association, 4.00%, 9/1/48	500,000	505,731
Federal National Mortgage Association, 4.00%, 10/1/48(h)	500,000	504,870

See Notes to Financial Statements.
94   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.50%, 9/1/40	$453,113	$471,560
Federal National Mortgage Association, 4.50%, 2/1/41	780,416	812,188
Federal National Mortgage Association, 4.50%, 1/1/48	333,109	347,090
Federal National Mortgage Association, 4.50%, 2/1/48	60,768	63,328
Federal National Mortgage Association, 4.50%, 3/1/48	266,480	277,793
Federal National Mortgage Association, 4.50%, 5/1/48	260,615	271,764
Federal National Mortgage Association, 4.50%, 5/1/48	196,062	204,450
Federal National Mortgage Association, 4.50%, 7/1/48	3,853	3,976
Federal National Mortgage Association, 5.00%, 9/1/40	362,551	385,770
Federal National Mortgage Association, 5.00%, 2/1/41	189,266	201,365
Federal National Mortgage Association, 5.00%, 8/1/48	54,623	58,212
Federal National Mortgage Association, 5.00%, 10/1/48(h)	250,000	262,441
Federal National Mortgage Association, 5.50%, 2/1/42	134,158	144,026
Government National Mortgage Association, 2.50%, 12/20/46	138,528	130,029
Government National Mortgage Association, 3.00%, 12/20/42	523,205	511,333
Government National Mortgage Association, 3.00%, 12/20/45	230,181	223,674
Government National Mortgage Association, 3.00%, 9/20/46	367,681	357,001
Government National Mortgage Association, 3.00%, 10/20/46	760,953	738,264
Government National Mortgage Association, 3.00%, 2/20/47	783,187	759,555
Government National Mortgage Association, 3.00%, 12/20/47	1,149,943	1,114,554
Government National Mortgage Association, 3.50%, 2/20/42	457,911	458,129
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 11/20/42	$297,715	$297,734
Government National Mortgage Association, 3.50%, 8/20/45	161,383	160,896
Government National Mortgage Association, 3.50%, 9/20/45	163,363	162,870
Government National Mortgage Association, 3.50%, 4/20/46	245,587	244,695
Government National Mortgage Association, 3.50%, 12/20/46	1,286,256	1,279,996
Government National Mortgage Association, 3.50%, 1/20/47	488,821	486,441
Government National Mortgage Association, 3.50%, 1/20/48	2,029,897	2,019,974
Government National Mortgage Association, 4.00%, 11/20/40	243,591	249,962
Government National Mortgage Association, 4.00%, 2/20/46	638,910	654,390
Government National Mortgage Association, 4.00%, 3/20/46	245,498	251,009
Government National Mortgage Association, 4.00%, 5/20/47	499,845	510,218
Government National Mortgage Association, 4.00%, 8/20/47	251,323	256,745
Government National Mortgage Association, 4.50%, 9/20/39	240,483	252,435
Government National Mortgage Association, 4.50%, 7/20/41	134,192	140,659
Government National Mortgage Association, 4.50%, 2/20/47	125,579	131,404
Government National Mortgage Association, 4.50%, 1/20/48	1,014,768	1,049,938
Government National Mortgage Association, 4.50%, 3/20/48	210,695	217,997

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   95

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 5.00%, 7/20/45	$352,830	$373,805
Overseas Private Investment Corp., 2.74%, 9/15/29	532,437	512,146
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $53,186,640)		53,000,441
U.S. GOVERNMENT OBLIGATIONS – 10.2%
U.S. Treasury Bond, 2.75%, 8/15/47	610,000	558,364
U.S. Treasury Bond, 3.00%, 5/15/47	1,075,000	1,034,856
U.S. Treasury Bond, 3.00%, 2/15/48	415,000	399,211
U.S. Treasury Bond, 3.13%, 5/15/48	1,505,000	1,484,247
U.S. Treasury Coupon Strip, 0.00%, 2/15/37	4,000,000	2,216,644
U.S. Treasury Coupon Strip, 0.00%, 5/15/37	5,100,000	2,804,614
U.S. Treasury Note, 1.00%, 6/30/19	480,000	474,656
U.S. Treasury Note, 1.63%, 4/30/19	1,570,000	1,562,518
U.S. Treasury Note, 1.63%, 7/31/20	2,335,000	2,285,746
U.S. Treasury Note, 1.88%, 4/30/22	7,000,000	6,754,453
U.S. Treasury Note, 2.00%, 11/30/20	760,000	746,552
U.S. Treasury Note, 2.13%, 9/30/21	3,630,000	3,551,019
U.S. Treasury Note, 2.25%, 11/15/24	645,000	618,192
U.S. Treasury Note, 2.38%, 8/15/24	6,700,000	6,479,371
U.S. Treasury Note, 2.50%, 5/15/24	790,000	770,620
U.S. Treasury Note, 2.63%, 8/31/20	1,555,000	1,549,472
U.S. Treasury Note, 2.63%, 5/15/21	1,740,000	1,729,261
U.S. Treasury Note, 2.75%, 7/31/23	1,150,000	1,139,938
U.S. Treasury Note, 2.75%, 8/31/23	2,900,000	2,874,852
U.S. Treasury Note, 2.75%, 6/30/25	633,000	623,011
U.S. Treasury Note, 2.75%, 8/31/25	3,250,000	3,196,807
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Note, 2.75%, 2/15/28	$250,000	$243,818
U.S. Treasury Note, 2.88%, 5/31/25	4,000,000	3,967,656
U.S. Treasury Note, 2.88%, 7/31/25	2,185,000	2,166,735
U.S. Treasury Note, 2.88%, 5/15/28	102,000	100,474
U.S. Treasury Note, 2.88%, 8/15/28	872,000	858,784
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $50,340,042)		$50,191,871
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.3%
20 Times Square Trust, Series 2018-20TS, Class E, 3.20%, 5/15/35(a)(c)	210,000	197,945
Banc of America Commercial Mortgage Trust 2015-UBS7, Series 2015-UBS7, Class C, 4.51%, 9/15/48	500,000	502,243
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	500,218
Benchmark Mortgage Trust, 2018B4, Class AM, 4.31%, 7/15/51	750,000	769,736
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	491,412
CGMS Commercial Mortgage Trust 2017-MDDR, Series 2017-MDRB, Class B, (1 month USD LIBOR + 1.750%), 3.91%, 7/15/30(c)	1,300,000	1,299,082
CIM Trust 2017-3, Series 2017-3, Class A1, CMO, 4.10%, 1/25/57	100,603	102,644
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	112,989
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	105,973
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.02%, 5/15/46(c)	224,539	228,509

See Notes to Financial Statements.
96   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46(a)	$500,000	$488,756
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	686,766
COMM Mortgage Trust, Series 2018-COR3, Class A3, 4.23%, 5/10/51	500,000	513,965
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	139,143
Csail Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48(c)	300,000	302,647
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,022,841
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.88%, 11/10/46(a)(c)	500,000	519,965
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, (1 month USD LIBOR + 1.200%), 3.42%, 7/25/29(c)	302,894	305,538
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 2.97%, 3/25/30(c)	467,255	469,063
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.67%, 7/25/30(c)	485,873	485,144
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48(a)(c)	9,382	9,376
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, CMO, 4.17%, 8/25/48	100,000	100,244
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27	500,000	496,958
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	372,778
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27	875,000	847,472
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,368,943
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 6/25/51	$550,000	$562,843
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 6/25/51	325,000	330,014
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28(c)	770,000	784,365
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	151,356
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33	600,000	611,717
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28(c)	1,580,000	1,528,873
Federal National Mortgage Association, Series 2014-C03, Class 1M2, CMO, (1 month USD LIBOR + 3.000%), 5.22%, 7/25/24(c)	158,267	169,680
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 2.82%, 7/25/30(c)	474,388	475,029
Federal National Mortgage Association, Series 2018-C04, Class 2M1, 2.97%, 12/25/30(c)	9,129	9,143
Federal National Mortgage Association, Series 2018-C05, Class 1M1, CMO, 2.94%, 1/25/31	93,514	93,684
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.50%, 7/25/28	223,725	223,494
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.50%, 7/25/28	1,225,000	1,203,222
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28(c)	500,000	487,990

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   97

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
FREDDIE MAC FHR 4835 A/S, 1.00%, 10/15/48	$250,000	$262,148
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.82%, 4/25/48(a)(c)	225,000	218,206
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51	800,000	815,512
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.35%, 12/10/43(a)(c)	500,000	507,125
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,071,983
GS Mortgage Securities Trust, Series 2016-GS4, Class AS, 3.65%, 11/10/49(c)	670,000	654,453
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.48%, 11/10/50(c)	401,000	392,396
GS Mortgage Securities Trust 2016-GS3, Series 2016-GS3, Class C, 4.12%, 10/10/49	570,000	552,993
HarborView Mortgage Loan Trust 2005-11, Series 2005-11, Class 2A1A, CMO, (1 month USD LIBOR + 0.620%), 2.79%, 8/19/45(c)	72,366	72,158
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	492,684	475,514
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class C10, 5.63%, 8/5/34	900,000	835,434
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,042,541
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(c)	473,734	466,418
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.82%, 4/25/46(a)(c)	87,521	87,666
JP Morgan Mortgage Trust 2017-6, Series 2017-6, Class A6, CMO, 3.00%, 12/25/48	371,790	359,765
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust 2018-8, Series 2018-8, Class A13, CMO, 4.00%, 1/25/49	$39,751	$39,240
JP Morgan Mortgage Trust 2018-9, Series 2018-9, Class A13, CMO, 4.00%, 2/25/49	100,000	98,723
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	495,193
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	113,871
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,084,825
JPMBB Commercial Mortgage Securities Trust 2014-C23, Series 2014-C23, Class AS, 4.20%, 9/15/47	860,000	873,830
JPMBB Commercial Mortgage Securities Trust 2014-C24, Series 2014-C24, Class D, 4.04%, 11/15/47	470,000	415,815
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,073,869
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,041,706
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	966,762
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A3, 3.94%, 6/15/51	1,100,000	1,111,321
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36	767,193	766,945

See Notes to Financial Statements.
98   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.90%, 11/15/46(c)	$500,000	$517,952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.05%, 11/15/46(c)	375,000	381,090
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	169,686
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	114,286	109,431
Morgan Stanley Capital Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	597,883
MSCG Trust 2015-ALDR, Series 2015-ALDR, Class A1, 2.61%, 6/7/35	151,062	144,624
Natixis Commercial Mortgage Securities Trust 2018-850T, Series 2018-850T, Class A, 2.94%, 7/15/33	1,000,000	993,810
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	482,890	475,239
STACR Trust 2018-DNA3, Series 2018-DNA3, Class M1, CMO, 2.88%, 9/25/48	160,000	160,311
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	145,396
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	294,941
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,114,516
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	511,615
UBS Commercial Mortgage Trust 2017-C4, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	576,301
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30	1,300,000	1,291,696
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6, Series 2013-C6, Class A4, 3.24%, 4/10/46	$794,000	$786,174
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	113,142
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50(c)	500,000	490,795
Wells Fargo Commercial Mortgage Trust 2017-C40, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	434,372
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45(c)	500,000	496,044
WFRBS Commercial Mortgage Trust 2013-C13, Series 2013-C13, Class D, 4.27%, 5/15/45	225,000	208,464
WFRBS Commercial Mortgage Trust 2013-C18, Series 2013-C18, Class C, 4.84%, 12/15/46	350,000	354,155
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $45,442,571)		45,335,809
MUNICIPAL BONDS – 2.0%
CALIFORNIA – 1.1%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	204,645
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	980,610
City of Los Angeles CA, Series A, 3.50%, 9/1/37	315,000	288,499
State of California, 2.89%, 4/1/47	1,000,000	1,005,830
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	954,950
State of California, General Obligation, 4.60%, 4/1/38	500,000	518,700

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   99

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	$275,000	$386,207
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47(c)	500,000	493,135
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	465,150
Total California		5,297,726
HAWAII – 0.2%
City & Cnty. of Honolulu HI, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	498,210
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	521,741
Total Hawaii		1,019,951
ILLINOIS – 0.1%
Chicago Housing Auth., Series B, 4.36%, 1/1/38	500,000	488,820
State of Illinois, Series A, 5.00%, 10/1/22	210,000	220,217
Total Illinois		709,037
NEW JERSEY – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	429,237
NEW YORK – 0.1%
City of New York NY, Series C, 3.25%, 12/1/23	580,000	576,172
OREGON – 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	500,000	493,285
TEXAS – 0.3%
Texas Water Dev. Board, 4.19%, 10/15/43	500,000	502,360
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
TEXAS – (continued)
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, Series B, 3.70%, 10/15/47	$1,000,000	$936,110
Total Texas		1,438,470
TOTAL MUNICIPAL BONDS (Cost: $10,091,937)		9,963,878
SUPRANATIONAL BONDS – 1.9%
Asian Development Bank, 2.13%, 3/19/25	500,000	469,478
Asian Development Bank, 3.13%, 9/26/28	500,000	495,894
European Investment Bank, 1.63%, 8/14/20	490,000	478,539
European Investment Bank, 2.38%, 5/24/27	500,000	468,741
European Stability Mechanism, Senior Note, 2.13%, 11/3/22(a)	1,000,000	962,403
Inter-American Development Bank, 2.13%, 10/9/20	1,000,000	998,970
International Bank for Reconstruction & Development, 2.20%, 3/18/20	1,000,000	999,523
International Development Association, 2.75%, 4/24/23(a)	500,000	492,637
International Finance Corp., 1.75%, 3/30/20	1,000,000	983,490
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	977,640
North American Development Bank, 2.30%, 10/10/18	1,000,000	1,000,063
North American Development Bank, 2.40%, 10/26/22	1,000,000	959,218
TOTAL SUPRANATIONAL BONDS (Cost: $9,304,721)		9,286,596
FOREIGN CORPORATE BONDS – 1.2%
BASIC MATERIALS – 0.1%
Kinross Gold Corp., 4.50%, 7/15/27	147,000	131,388
Mountain Province Diamonds, Inc., 8.00%, 12/15/22	25,000	25,500
Yamana Gold, Inc., 4.95%, 7/15/24	400,000	394,320
Total Basic Materials		551,208

See Notes to Financial Statements.
100   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
COMMUNICATIONS – 0.1%
Altice France S.A., 8.13%, 2/1/27	$200,000	$205,500
Intelsat Connect Finance S.A., 9.50%, 2/15/23	325,000	324,188
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	75,000	75,656
Vodafone Group PLC, 4.13%, 5/30/25	89,000	88,276
Total Communications		693,620
CONSUMER, NON-CYCLICAL – 0.1%
IHS Markit Ltd., 4.13%, 8/1/23	210,000	209,597
ENERGY – 0.1%
Eni SpA, Series X-R, 4.75%, 9/12/28	283,000	279,540
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/1/23	50,000	51,625
Suncor Energy, Inc., 5.95%, 12/1/34	108,000	123,553
Transocean Pontus Ltd., 6.13%, 8/1/25	25,000	25,406
Trinidad Drilling Ltd., 6.63%, 2/15/25	75,000	74,250
Total Energy		554,374
FINANCIAL – 0.5%
Aircastle Ltd., 4.40%, 9/25/23	93,000	92,991
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23	490,000	486,972
goeasy Ltd., 7.88%, 11/1/22	25,000	26,031
HSBC Holdings PLC, 4.29%, 9/12/26 (4.29% fixed rate until 9/12/25; 1.35% + 3 month USD LIBOR thereafter)	274,000	270,940
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	278,852
Royal Bank of Scotland Group PLC, 5.08%, 1/27/30 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)	209,000	209,314
Toronto-Dominion Bank (The), 2.59%, 9/17/20	1,200,000	1,201,329
Total Financial		2,566,429
INDUSTRIAL – 0.1%
Canadian National Railway Co., 2.85%, 12/15/21	162,000	159,756
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
CNH Industrial N.V., 4.50%, 8/15/23	$131,000	$133,017
Embraer Overseas Ltd., 5.70%, 9/16/23	25,000	25,875
Masonite International Corp., 5.75%, 9/15/26	25,000	25,063
Park Aerospace Holdings Ltd., 5.50%, 2/15/24	150,000	153,562
Total Industrial		497,273
UTILITIES – 0.2%
Electricite de France S.A., 4.88%, 9/21/38	336,000	327,374
Electricite de France S.A., 5.00%, 9/21/48	410,000	398,592
Enel Finance International N.V., 4.88%, 6/14/29	210,000	203,351
Total Utilities		929,317
TOTAL FOREIGN CORPORATE BONDS (Cost: $6,014,698)		6,001,818
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
HUNGARY – 0.0%(f)
Hungary Government International Bond, 7.63%, 3/29/41	54,000	75,330
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	191,030
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	393,428
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	294,750
Total Indonesia		879,208
IRAQ – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	484,856
MEXICO – 0.1%
Mexico Government International Bond, 4.35%, 1/15/47	200,000	181,302
Mexico Government International Bond, Series MTN, 4.75%, 3/8/44	180,000	171,990
Total Mexico		353,292

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   101

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
QATAR – 0.0%(f)
Qatar Government International Bond, 4.50%, 4/23/28(a)	$200,000	$205,800
SAUDI ARABIA – 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	300,150
TUNISIA – 0.0%(f)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	191,240
UKRAINE – 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,071,836
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	236,250
URUGUAY – 0.0%(f)
Uruguay Government International Bond, 5.10%, 6/18/50	150,000	153,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,928,568)		3,950,962
FOREIGN GOVERNMENT AGENCIES – 0.5%
Canada – 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	951,307
Norway – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	468,050
South Korea – 0.0%(f)
Korea Hydro & Nuclear Power Co., Ltd., Series 144A, 3.75%, 7/25/23	200,000	198,491
Sweden – 0.2%
Kommuninvest I Sverige AB, 1.50%, 4/23/19(a)	1,000,000	993,789
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,617,626)		2,611,637

Investments	Principal Amount	Value
BANK LOANS – 0.2%
BASIC MATERIALS – 0.0%(f)
Aleris International Inc. 2018 Term Loan, 6.99%, 2/27/23 (1-month USD LIBOR + 4.75%)(c)	$49,875	$50,732
COMMUNICATIONS – 0.0%(f)
Altice France S.A. 2018 Term Loan B13, 6.16%, 8/14/26 (1-month USD LIBOR + 4.00%)(c)	125,000	123,906
CONSUMER, CYCLICAL – 0.1%
LTF Merger Sub, Inc. Term Loan, 5.06%, 6/10/22 (3-month USD LIBOR + 2.75%)(c)	124,372	124,812
Marriott Ownership Resorts, Inc. 2018 Term Loan, 4.49%, 8/29/25 (1-month USD LIBOR + 2.25%)(c)	50,000	50,375
Total Consumer, Cyclical		175,187
CONSUMER, NON-CYCLICAL – 0.0%(f)
Herbalife Nutrition Ltd. 2018 Term Loan B, 5.49%, 8/9/25 (1-month USD LIBOR + 3.25%)(c)	25,000	25,208
Verscend Holding Corp. 2018 Term Loan, 6.74%, 8/27/25 (1-month USD LIBOR + 4.50%)(c)	25,000	25,198
Total Consumer, Non-cyclical		50,406
ENERGY – 0.0%(f)
BCP Renaissance Parent LLC Term Loan, 5.84%, 10/31/24 (3-month USD LIBOR + 3.50%)(c)	75,000	75,417
Consolidated Energy Finance S.A. Term Loan B, 4.63%, 5/7/25 (1-month USD LIBOR + 2.50%)(c)	74,813	74,532
Total Energy		149,949

See Notes to Financial Statements.
102   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – (continued)
FINANCIAL – 0.1%
Edelman Financial Center LLC 2018 2nd Lien Term Loan, 9.09%, 7/20/26 (2-month USD LIBOR + 6.75%)(c)	$25,000	$25,500
Edelman Financial Center LLC Term Loan B 1, 5.59%, 7/21/25 (3-month USD LIBOR + 3.25%)(c)	75,000	75,579
Hub International Ltd. Term Loan B 1, 5.34%, 4/25/25 (3-month USD LIBOR + 3.00%)(c)	24,938	24,981
Refinitiv US Holdings Inc. Term Loan B, 0.00%, 10/1/25 (3-month USD LIBOR + 3.75%)	75,000	74,813
Total Financial		200,873
HEALTH CARE – 0.0%(f)
Envision Healthcare Corp. Term Loan B, 0.00%, 10/11/25 (3-month USD LIBOR + 3.75%)	100,000	99,750
MPH Acquisition Holdings LLC 2016 Term Loan B, 0.00%, 6/7/23 (3-month USD LIBOR + 3.00%)	24,058	24,088
Total Health Care		123,838
INDUSTRIAL – 0.0%(f)
Altra Industrial Motion Corp. Term Loan, 0.00%, 0/0/0 (3-month USD LIBOR + 2.00%)	25,000	24,938
TOTAL BANK LOANS (Cost: $893,715)		899,829
	Shares
SHORT-TERM INVESTMENTS – 2.6%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.87%(i) (Cost: $12,565,926)	12,565,926	12,565,926
TOTAL INVESTMENTS – 100.8% (Cost: $495,289,076)		493,955,729
OTHER ASSETS AND LIABILITIES, NET – (0.4)%		(3,828,403)
NET ASSETS – 100.0%		$490,127,326

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the

Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of these securities was $104,966,600, representing 21.4% of net assets.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of these securities was $328,940, representing 0.1% of net assets.

(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Step Bond – Coupon rate increases or decreases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.

(e)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(f)
Amount is less than 0.05%.

(g)
Perpetual floating rate security. Date shown reflects the next reset date.

(h)
To-be-announced (“TBA”) security.

(i)
The rate shown is the annualized seven-day yield at September 30, 2018.

ABS — Asset Backed Securities
CMO — Collateralized Mortgage Obligation
PIK — Paid-In-Kind
REIT — Real Estate Investment Trust

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   103

Schedule of Investments
September 30, 2018
PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at September 30, 2018:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 3.9%
U.S. Treasury 2-Year Notes	Long	9,400,000	12/31/2018	$9,904,516	$(29,310)
U.S. Treasury 5-Year Notes	Long	3,800,000	12/31/2018	4,274,109	309
U.S. Treasury 10-Year Notes	Long	1,700,000	12/19/2018	2,019,281	773
U.S. Treasury Ultra Long-Term Bonds	Long	2,000,000	12/19/2018	3,085,625	(90,920)
Total					$(119,148)
CONTRACTS SOLD – (1.3)%
U.S. Treasury 10-Year Long-Term Bonds	Short	(700,000)	12/19/2018	$(882,000)	$4,365
U.S. Treasury Ultra Long-Term Bonds	Short	(4,100,000)	12/19/2018	(5,760,500)	161,705
Total					$166,070

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Fixed Income Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$236,564,775	$—	$236,564,775
U.S. Government Obligations	—	50,191,871	—	50,191,871
Asset-Backed Securities	—	63,582,187	—	63,582,187
U.S. Government Agencies	—	53,000,441	—	53,000,441
Commercial Mortgage-Backed Securities	—	45,335,809	—	45,335,809
Supranational Bonds	—	9,286,596	—	9,286,596
Municipal Bonds	—	9,963,878	—	9,963,878
Foreign Corporate Bonds	—	6,001,818	—	6,001,818
Foreign Government Obligations	—	3,950,962	—	3,950,962
Foreign Government Agencies	—	2,611,637	—	2,611,637
Bank Loans	—	899,829	—	899,829
Money Market Funds	12,565,926	—	—	12,565,926
Total Investments in Securities	$12,565,926	$481,389,803	$—	$493,955,729
Other Financial Instruments:
Futures Contracts(a)	$167,152	$—	$—	$167,152
Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(120,230)	$—	$—	$(120,230)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
104   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Statements of Assets and Liabilities
September 30, 2018

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $562,021,227, $323,769,786 and $495,289,076, respectively)	$595,320,778	$314,172,055	$493,955,729
Foreign Currency, at Value (Cost $–, $875,236 and $–, respectively)	—	863,580	—
Cash	—	22,566	—
Deposits at Broker for Futures Contracts	217,504	131,777	—
Deferred Offering Cost	5,798	5,798	5,798
Receivables:
Investment Securities Sold	715,569	1,005	4,155,878
Dividends	475,293	612,898	—
Interest	—	—	3,836,723
Foreign Tax Reclaims	602	108,697	2,366
Prepaid Expenses	9,344	5,032	9,581
Net Variation Margin on Futures Contracts	11,943	81,350	47,158
Total Assets	596,756,831	316,004,758	502,013,233
Liabilities:
Due to Custodian	—	—	230,912
Cash Collateral Due to Brokers for Futures Contracts	—	—	44,347
Payables:
Investment Securities Purchased	1,374,757	845,411	11,132,524
Advisory Fee Payable	195,439	61,181	285,408
Trustees’ Fees and Expenses	1,528	359	1,477
Other Accrued Expenses	191,464	358,567	191,239
Total Liabilities	1,763,188	1,265,518	11,885,907
Net Assets	$594,993,643	$314,739,240	$490,127,326
Net Assets Consists of:
Paid-In Capital	$557,884,600	$324,108,200	$490,462,845
Total Distributable Earnings (Loss)	37,109,043	(9,368,960)	(335,519)
Net Assets	$594,993,643	$314,739,240	$490,127,326
Capital shares outstanding, no par value, unlimited shares authorized (all shares outstanding are of each Fund’s Institutional Class)	55,313,427	32,469,106	48,908,529
Net asset value, offering price and redemption price per share	$10.76	$9.69	$10.02

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   105

Statements of Operations
For the Year Ended September 30, 2018(1)

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,780, $286,757 and $–, respectively)	$3,938,529	$3,005,929	$278,162
Interest (net of taxes withheld of $–, $– and $1,012, respectively)	734	—	5,655,166
Total Investment Income	3,939,263	3,005,929	5,933,328
Expenses:
Accounting Fees	77,529	117,266	105,992
Administration Fees	49,500	49,500	49,500
Advisory Fees (Note 3)	588,963	550,363	662,454
Audit and Tax Fees	72,950	138,950	76,950
Custodian Fees	52,431	138,429	46,496
Insurance Premiums	28,545	15,370	29,279
Legal Fees	75,660	50,148	65,406
Offering Costs (Note 4)	17,717	17,717	17,717
Registration Fees	65,919	38,215	57,046
Transfer Agent Fees	31,447	31,255	31,492
Trustees Fees	44,521	35,981	41,280
Chief Compliance Officer Expense	646	1,274	647
Other Expenses	19,491	18,571	18,883
Total Expenses	1,125,319	1,203,039	1,203,142
Less: Advisory Fees Waived	(101,546)	(110,073)	—
Expenses Reimbursed	(252,029)	(399,511)	(292,268)
Net Expenses	771,744	693,455	910,874
Net Investment Income	3,167,519	2,312,474	5,022,454
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	395,379	(1,738,095)	716,125
Futures Contracts	234,738	(272,908)	96,672
Foreign Currency Related Transactions	—	(138,967)	—
Net Realized Gain (Loss)	630,117	(2,149,970)	812,797
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	33,299,551	(9,597,731)	(1,333,347)
Futures Contracts	11,854	81,178	46,922
Translation of Assets and Liabilities Denominated in Foreign Currencies	2	(14,911)	—
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	33,311,407	(9,531,464)	(1,286,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,109,043	$(9,368,960)	$4,548,826

(1)
For the period December 29, 2017 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.
106   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Statements of Changes in Net Assets
For the Year Ended September 30, 2018(1)

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Increase in Net Assets Resulting from Operations:
Net Investment Income	$3,167,519	$2,312,474	$5,022,454
Net Realized Gain (Loss)	630,117	(2,149,970)	812,797
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	33,311,407	(9,531,464)	(1,286,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,109,043	(9,368,960)	4,548,826
Distributions from:
Distributable Earnings	—	—	(4,884,345)
	—	—	(4,884,345)
Capital Share Transactions:
Proceeds from Sale of Shares	561,847,700	324,187,200	486,793,500
Reinvestment of Distributions	—	—	4,884,345
Cost of Shares Redeemed	(3,963,100)	(79,000)	(1,215,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	557,884,600	324,108,200	490,462,845
Net Increase in Net Assets	594,993,643	314,739,240	490,127,326
Net Assets:
Beginning of Year	—	—	—
End of Year	$594,993,643	$314,739,240	$490,127,326
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Year	—	—	—
Shares Subscribed	55,686,877	32,477,349	48,542,956
Shares Issued from Reinvestment of Distributions	—	—	486,188
Shares Redeemed	(373,450)	(8,243)	(120,615)
Shares Outstanding, End of Year	55,313,427	32,469,106	48,908,529

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   107

Financial Highlights
For the Year Ended September 30, 2018(1)
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
Net Asset Value, Beginning of Year	$10.00
Investment Operations:
Net Investment Income(2)	0.12
Net Realized and Unrealized Gain (Loss)(3)	0.64
Total from Investment Operations	0.76
Net Asset Value, End of Year	$10.76
Total Return(4),(5)	7.60%
Ratios/Supplemental Data:(6)
Net Assets, End of Year (000’s omitted)	$594,994
Ratios to Average Net Assets of:
Expenses, Net of Expense Waivers	0.38%
Expenses, Prior to Expense Waivers	0.55%
Net Investment Income	1.54%
Portfolio Turnover Rate	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
108   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Financial Highlights
For the Year Ended September 30, 2018(1)
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
Net Asset Value, Beginning of Year	$10.00
Investment Operations:
Net Investment Income(2)	0.15
Net Realized and Unrealized Gain (Loss)(3)	(0.46)
Total from Investment Operations	(0.31)
Net Asset Value, End of Year	$9.69
Total Return(4),(5)	(3.10)%
Ratios/Supplemental Data:(6)
Net Assets, End of Year (000’s omitted)	$314,739
Ratios to Average Net Assets of:
Expenses, Net of Expense Waivers	0.63%
Expenses, Prior to Expense Waivers	1.09%
Net Investment Income	2.08%
Portfolio Turnover Rate	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   109

Financial Highlights
For the Year Ended September 30, 2018(1)
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
Net Asset Value, Beginning of Year	$10.00
Investment Operations:
Net Investment Income(2)	0.23
Net Realized and Unrealized Gain (Loss)(3)	(0.10)
Total from Investment Operations	0.13
Distributions From:
Net Investment Income	(0.11)
Total Distributions to Shareholders	(0.11)
Net Asset Value, End of Year	$10.02
Total Return(4),(5)	1.27%
Ratios/Supplemental Data:(6)
Net Assets, End of Year (000’s omitted)	$490,127
Ratios to Average Net Assets of:
Expenses, Net of Expense Waivers	0.55%
Expenses, Prior to Expense Waivers	0.73%
Net Investment Income	3.00%
Portfolio Turnover Rate	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
110   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Notes to Financial Statements

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered open-end management investment company issuing shares. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisor Class and Class R shares. As of September 30, 2018, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of U.S. equity securities. The International Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of non-U.S. equity securities. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Investment Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (“VC”). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETF”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   111

Notes to Financial Statements

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds are valued at their closing net asset value (“NAV”) each business day and are categorized as Level 1 in the hierarchy.
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 — Quoted prices in active markets for identical assets.
Level 2 — Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Level 3 — Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended September 30, 2018.
Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is aﬀected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily ﬂuctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the diﬀerence between the value of the contract at the time it was opened and the value at the time it was closed.
112   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Notes to Financial Statements

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   113

Notes to Financial Statements

3. Federal Income Taxes
Each Fund intends to qualify for treatment as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the positions to be taken on each Fund’s federal income tax returns and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2018, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed Ordinary Income	Undistributed Cap Gains	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
PFM Multi-Manager Domestic Equity Fund	$3,629,378	$283,547	$—	$(84,345)	$33,280,463	$37,109,043
PFM Multi-Manager International Equity Fund	2,317,243	—	(1,827,212)	(84,397)	(9,774,594)	(9,368,960)
PFM Multi-Manager Fixed-Income Fund	1,195,400	—	—	(84,347)	(1,446,572)	(335,519)
Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the period ended September 30, 2018, no amounts were reclassified.
The tax character of distributions declared for the period ended September 30, 2018 was as follows:
	Ordinary Income	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	—	—
PFM Multi-Manager Fixed-Income Fund	4,884,345	4,884,345
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below is estimated as of fiscal year end and is subject to adjustment. At September 30, 2018, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	(1,712,174)	(115,038)
PFM Multi-Manager Fixed-Income Fund	—	—
114   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Notes to Financial Statements

3. Federal Income Taxes (continued)
At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$562,040,315	$323,933,345	$495,402,301
Unrealized appreciation	$46,207,128	$10,148,065	$1,261,691
Unrealized depreciation	(12,926,665)	(19,909,308)	(2,708,263)
Net unrealized appreciation (depreciation)	$33,280,463	$(9,761,243)	$(1,446,572)

During the period ended September 30, 2018, there were differences between book and tax accounting, primarily due to wash sales, REITs, Passive Foreign Investment Company Inclusions, futures contracts mark to market and organizational expenses.
4. Agreements
Investment Advisory Agreement
PFM Asset Management LLC (the “Adviser”) is the investment adviser of each Fund. The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of the Funds to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The Adviser, not the Funds, compensates any sub-adviser for its services to a Fund.
Through January 28, 2019, the Adviser has agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
The Adviser shall be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if in any year the estimated operating expenses of a Fund for the fiscal year are less than the corresponding expense limitation for that year, subject to quarterly approval by the Trust’s Board
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   115

Notes to Financial Statements

4. Agreements (continued)
Investment Advisory Agreement (continued)
of Trustees. The total amount of recoupment to which the Adviser may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Manager and all other payments remitted by the Adviser to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less any recoupment previously paid to the Adviser with respect to such waivers, reductions, and payments. As of September 30, 2018, the amount of advisory fees waived and reimbursed expenses subject to recoupment was $440,268, $596,217 and $378,901 for the Domestic Equity Fund, International Equity Fund and Fixed-Income Fund, respectively.
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Distributor is a wholly-owned subsidiary of the Adviser.
The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Advisor Class and Class R shares of each Fund (“distribution fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. There is a separate 12b-1 Plan for each Fund’s Advisor Class and Class R shares. There is no 12b-1 Plan for the Funds’ Institutional Class shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares) is 0.25% for Advisor Class shares and 0.50% for Class R shares.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank and Trust Company (the “Administrator”).
5. Organization and Offering Costs
Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Organization costs were expensed as incurred and amounted to $259,899, which was expensed in December 2017 and allocated pro rata to the Funds and reimbursed by the Adviser. Such reimbursements are subject to recoupment pursuant to the terms of the Expense Limitation Agreement.
Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are amortized to expense over a period not to exceed twelve months on a straight-line basis and was deferred in 2017 and expensed in 2018.
6. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
7. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments for the period ended September 30, 2018, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Purchases	$576,285,762	$335,541,103	$857,301,241
Sales	$28,588,997	$25,032,264	$379,080,970
116   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Notes to Financial Statements

8. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2018 is included in the Schedule of Investments. At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Equity Price Risk: The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk: The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended September 30, 2018.
Interest Rate Risk: The Fixed Income Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio, to gain exposure and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Domestic Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$21,247	Net Variation Margin on Futures Contracts*	$9,393
Total		$21,247		$9,393

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

PFM Multi-Manager International Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$81,178	Net Variation Margin on Futures Contracts*	$—
Total		$81,178		$—

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$167,152	Net Variation Margin on Futures Contracts*	$120,230
Total		$167,152		$120,230

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

PFM Multi-Manager Domestic Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation) from
Equity contracts risk	Futures Contracts	$234,738	Futures Contracts	$11,854

PFM Multi-Manager Series Trust Annual Report | September 30, 2018   117

Notes to Financial Statements

8. Derivative Financial Instruments (continued)
PFM Multi-Manager International Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation) from
Equity contracts risk	Futures Contracts	$(272,908)	Futures Contracts	$81,178

PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation) from
Interest rate contracts risk	Futures Contracts	$96,672	Futures Contracts	$46,922

The average notional cost of futures contracts outstanding during the period ended September 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$2,151,008	$—
PFM Multi-Manager International Equity Fund	$1,893,125	$—
PFM Multi-Manager Fixed-Income Fund	$6,589,039	$4,807,834
9. Related Parties
At September 30, 2018, certain officers of the Trust are also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
10. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed-income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fixed Income Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
118   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2018, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 29, 2017 (commencement of operations) through September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2018, and the results of their operations, the changes in their net assets and their financial highlights for the period December 29, 2017 (commencement of operations) through September 30, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more PFM investment companies since 1999.
Philadelphia, Pennsylvania
November 29, 2018
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   119

Other Information (unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2018, the total amount of foreign taxes that will be passed through the PFM Multi-Manager International Equity Fund is $210,440.
Board Approval of Investment Subadvisory Agreement for PFM Multi-Manager Domestic Equity Fund (“Fund”)
At an in-person meeting held on September 17, 2018 (“Meeting”), the Trust’s Board, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved a new sub-advisory agreement between the Adviser and Jacobs Levy Equity Management, Inc. (“Sub-Adviser”) on behalf of the Fund (“Sub-advisory Agreement”) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided at the Meeting specifically related to the Sub-Advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed due diligence request in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; and (iii) the extent to which economies of scale may be realized as the Fund grows.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-advisory Agreement are fair and reasonable and that the Sub-advisory Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure, whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable), allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Fund. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information reviewed and considered by the Board included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s
120   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted that the Sub-Adviser does not have comparable accounts in the small cap strategy that the Sub-Adviser will implement for the Fund, and thus, did not provide historic performance of comparable accounts for the Board’s consideration. However, the Board took into account management’s explanation that the Sub-Adviser has been managing a small cap strategy successfully for over 20 years with internal capital, and will employ a multi-factor, quantitative strategy designed to outperform the S&P Small Cap 600 Index over a full market cycle. In view of the fact that the Sub-Adviser had not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (the Sub-Advisory Fee). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability
In view of the fact that the Sub-Adviser is not affiliated with the Adviser, the Board concluded that the profitability of the Sub-Adviser was not a relevant factor in its consideration of the Sub-advisory Agreement.
Economies of Scale
The Board reviewed and considered the extent to which the Sub-Adviser may realize economies of scale. The Board determined that, given it is the Fund’s first year of operations, economies of scale were not a significant consideration at this time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.
PFM Multi-Manager Series Trust Annual Report | September 30, 2018   121

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested at the beginning of the period and held through September 30, 2018. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1),(2) 4/1/18 to 9/30/18
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$1,074.90	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$969.00	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$1,012.70	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
122   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Trustee and Officer Information (unaudited)

The Trust’s Board has overall responsibility for overseeing the Funds’ management and operations. The Board governs the Funds and is responsible for protecting the interests of shareholders. The Chair of the Board is not considered an “interested person” of the Trust (an “Independent Trustee”), as that term is defined in the 1940 Act. The Trustees are experienced individuals who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance.
Any vacancy on the Board may be filled by the remaining Trustees of the Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on the Board, a majority of whom are Independent Trustees. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to any person, including without limitation, the officers of the Funds, the Investment Adviser or any committee of the Board. Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may purchase shares, subject to the eligibility requirements described in the Prospectus.
The Board appoints officers who are responsible for the Trust’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.
The following table provides information with respect to each Trustee, including the Independent Trustees.
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office** and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years.
Independent Trustees
Bruce Aronow 213 Market Street Harrisburg, PA 17101 Year of birth: 1965	Trustee and Chair of the Board and Chair of the Audit Committee	Term: Indefinite Elected: November 2017	Chief Executive Officer, eLocalUSA LLC (advertising) (2008 – Present)	3	Trustee, Copeland Trust (2010 – Present).
Robert Bernstein 213 Market Street Harrisburg, PA 17101 Year of birth: 1954	Trustee	Term: Indefinite Elected: November 2017	Co-Founder, Senior Managing Director, Chief Investment Strategist, Envestnet Retirement Solutions (financial technology) (2009 – Present)	3	Board Member, Fay Financial, Inc. (mortgage servicer) (2012 – Present); Board Chairman and Treasurer, Guitars Over Guns Organization (nonprofit).
Carmen A. Heredia-Lopez 213 Market Street Harrisburg, PA 17101 Year of birth: 1970	Trustee and Chair of the Nominating and Governance Committee	Term: Indefinite Elected: November 2017	Chief Investment Officer of Illinois Student Assistance Commission (2018 – Present); Director of Foundation Investments, W.K. Kellogg Foundation (private foundation) (2014 – 2017) Chief Investment Officer and Director of Investments, Chicago Teachers Pension Fund (2010 – 2013)	3	Trustee, Catholic United Investment Trust (2015 – Present); and Director, Prospanica (2013 – Present).
Interested Trustee
John Spagnola1 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	Trustee	Term: Indefinite Elected: November 2017	Managing Director, PFM Asset Management LLC (2002 – Present); Board member	3	Board Member, St. Rose of Lima Elementary School (2009 – Present); Director, Magee Rehabilitation Hospital (2008 – Present); and Board Member, Greater Philadelphia Chamber of Commerce Advisory Board (2004 – Present).

1
Mr. Spagnola is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because Mr. Spagnola is a managing director of PFM Asset Management LLC, the Investment Adviser.

PFM Multi-Manager Series Trust Annual Report | September 30, 2018   123

Trustee and Officer Information (unaudited)

The following lists the principal officers of the Trust, as well as their mailing addresses and year of birth, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
John Spagnola PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	President and Chief Executive Officer	Term: Indefinite Elected: November 2017	Managing Director, PFM Asset Management LLC (2002 – present); Board member, Greater Philadelphia Chamber of Commerce (2004 to present); Board of Directors, Magee Rehabilitation Hospital, 2008 to present; Advisory Board, St. Rose of Lima Parish, 2008 to present
Mark Yasenchak PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1979	Treasurer	Term: Indefinite Elected: November 2017	Director, PFM Asset Management LLC (2003 – present)
Leo Karwejna PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1976	Chief Compliance Officer	Term: Indefinite Elected: November 2017	Managing Director, PFM Asset Management LLC (2011 – present); Vice President — Chief Compliance Officer, Prudential Investment Management (2008 – 2011)
Khimmara Greer State Street Bank & Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 Year of birth: 1983	Secretary	Term: Indefinite Elected: September 2018	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011-2012).
The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by callilng 1-833-736-6678.
124   PFM Multi-Manager Series Trust Annual Report | September 30, 2018

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678
5296 • 5/18

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts”, as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Mr. Aronow, Mr. Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	For the period of December 29, 2017 (commencement of operations) through September 30, 2018, the aggregate fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant's annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements was $190,000.

Audit-Related Fees

(b)	For the period of December 29, 2017 (commencement of operations) through September 30, 2018, the aggregate fees billed for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item was $22,500. These services were comprised of performing security examinations pursuant to Rule 17f-2 under the Investment Company Act of 1940, as amended.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the period of December 29, 2017 (commencement of operations) through September 30, 2018 was $16,850.

All Other Fees

(d)	For the period of December 29, 2017 (commencement of operations) through September 30, 2018, the aggregate fees billed for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item was $0.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant's investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the period of December 29, 2017 (commencement of operations) through September 30, 2018 of the Registrant was $0.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola _
John Spagnola
President (Principal Executive Officer)

Date:	December 7, 2018

By:	/s/ Mark Yasenchak
Mark Yasenchak
Treasurer (Principal Financial Officer)

Date:	December 7, 2018